MERIDIAN FUND, INC.®

MERIDIAN GROWTH FUND®
CLASS A SHARES: MRAGX; CLASS C SHARES: MRCGX; INVESTOR CLASS SHARES: MRIGX
MERIDIAN CONTRARIAN FUND
CLASS A SHARES: MFCAX; CLASS C SHARES: MFCCX; INVESTOR CLASS SHARES: MFCIX
MERIDIAN HEDGED EQUITY FUND® (formerly, Meridian Enhanced Equity Fund)
CLASS A SHARES: MRAEX; CLASS C SHARES: MRCEX; INVESTOR CLASS SHARES: MRIEX
MERIDIAN SMALL CAP GROWTH FUND
CLASS A SHARES: MSGAX; CLASS C SHARES: MSGCX; INVESTOR CLASS SHARES: MISGX

PROSPECTUS
December 30, 2022
This Prospectus contains essential information for anyone considering an investment in the Funds. Please read this document carefully and retain it for future reference.

ArrowMark Colorado Holdings, LLC
(the “Investment Adviser”)

website: www.arrowmarkpartners.com/meridian

The securities and exchange commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. any representation to the contrary is a criminal offense.
As of the date of this prospectus, Class A Shares, Class C Shares and Investor Class Shares of the Meridian Growth Fund and the Meridian Small Cap Growth Fund are not offered to the public, except in limited circumstances.
Link to SAI

MERIDIAN FUND, INC.®

FUND SUMMARY

MERIDIAN GROWTH FUND
Investment Objective
The MERIDIAN GROWTH FUND seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	[1]	Class C Shares	[1]	Investor Class Shares	[1,2]

Maximum Sales Charge (Load) on Purchases	5.75%		NONE		NONE

Maximum Deferred Sales Charge (Load)	NONE		1.00%		NONE

Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%		NONE		2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.76%		0.76%		0.76%

Distribution (Rule 12b‑1) Fees	0.25%		1.00%		0.00%

Other Expenses	0.16%		0.11%		0.16%

Total Annual Fund Operating Expenses[3,4]	1.17%		1.87%		0.92%

[1]	As of the date of this prospectus, Class A, Class C and Investor Class shares of the Meridian Growth Fund are no longer offered to the public, except in limited circumstances.
[2]	You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Investor Class shares, which are not reflected in the tables or examples below.
[3]
The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Growth Fund so that the ratio of expenses to average net assets of the Meridian Growth Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 1.55% for Class A, 2.25% for Class C and 1.30% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus without the consent of the Board of Directors.

[4]
For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture.

3	Meridian Growth Fund

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A shares, Class C shares or Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years

Class A Shares	$687	$925	$1,182	$1,914

Class C Shares	$290	$588	$1,011	$2,190

Investor Class Shares	$94	$293	$509	$1,131
You would pay the following expenses if you did not redeem your shares of the Fund:

Share Class	1 Year	3 Years	5 Years	10 Years

Class A Shares	$687	$925	$1,182	$1,914

Class C Shares	$190	$588	$1,011	$2,190

Investor Class Shares	$94	$293	$509	$1,131

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2022, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes small- and mid‑capitalization growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. The Fund may invest in securities of companies with any capitalization across a broad range of industries, though it typically emphasizes small- and mid‑capitalization companies. These may include companies that are relatively small in terms of total assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for

Meridian Growth Fund	4

achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.
Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.
An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.
The impact of COVID‑19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre‑existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.
Small and Medium Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid‑capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.
Large Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of

5	Meridian Growth Fund

capital. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.
Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.
Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its assets in the industrials sector and the healthcare sector and, therefore, the Fund’s performance could be negatively impacted by events affecting these sectors.
The industrials sector may be adversely affected by, among other things, changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions.
Healthcare Sector Risk — The Fund anticipates it will typically invest a significant portion of its assets in the healthcare sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the healthcare sector. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.
Foreign Securities Risk — Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.
Performance
The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from year‑to‑year. The performance of the Fund’s other share classes would have differed from

Meridian Growth Fund	6

the Investor Class shares only to the extent that such classes have higher expenses than the Investor Class shares, which would have resulted in lower performance.
The table shows how the Fund’s average annual returns compare with those of the Russell 2500® Growth Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1‑800‑446‑6662.
Year‑by‑Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s Investor Class shares highest quarterly return was 32.96% (for the quarter ended June 30, 2020); and the lowest quarterly return was –30.46% (for the quarter ended March 31, 2020).
For the period January 1, 2022 through September 30, 2022, the total return of the Fund’s Investor Class shares was –32.44%.

7	Meridian Growth Fund

Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN GROWTH FUND Investor Class Shares (11/15/13)	1 Year	5 Year	Life of Class

Return Before Taxes	15.01%	16.45%	12.88%

Return After Taxes on Distributions	10.42%	13.64%	10.31%

Return After Taxes on Distributions and Sale of Fund Shares[1]	10.68%	12.39%	9.56%
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)	5.04%	17.65%	13.29%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Management
ArrowMark Colorado Holdings, LLC
Portfolio Managers
Chad Meade serves as a Co‑Portfolio Manager of the Fund. Mr. Meade, who joined the Investment Adviser in 2013, has served as a Co‑Portfolio Manager of the Fund since September 5, 2013.
Brian Schaub, CFA, serves as a Co‑Portfolio Manager of the Fund. Mr. Schaub, who joined the Investment Adviser in 2013, has served as a Co‑Portfolio Manager of the Fund since September 5, 2013.
Purchase and Sale of Fund Shares
The Meridian Growth Fund no longer accepts offers to purchase Investor Class, Class A and Class C shares of the Fund, unless the purchase is made pursuant to or by:

•	Current Investor Class, Class A, and Class C shareholders;

•	Financial intermediaries and advisors investing on behalf of clients currently invested in the Fund;

•
Sponsors of wrap programs or model portfolios who include the Fund as part of a discretionary fee‑based program or model portfolio on behalf of current and new clients with pre‑approval by the Adviser;

•	Existing and new participants in employer-sponsored retirement plans that currently offer the Fund as an investment option; or

•	Investment consultants with clients currently invested in the Fund or an exception request for a new client opportunity has been pre‑approved by the Adviser.

Meridian Growth Fund	8

The Board of Directors (the “Board”) reserves the right to re‑open the Investor Class, Class A and Class C shares of the Fund to new investors at any time or to modify the extent to which future sales of shares are limited. The Fund reserves the right to permit the establishment of new accounts under circumstances not identified above, and to reject any purchase order or rescind any exception listed above that the Board determines does not benefit the Fund and its shareholders.
The following table shows the minimum investment amounts for purchasing share classes of the Meridian Growth Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment	Distribution Fee

Class A Shares	$2,500[1]	$50	0.25%

Class C Shares	$2,500[1]	$50	1.00%

Investor Class Shares	$2,500	$50	NONE

[1]	Certain tax‑advantaged retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum.
The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.
You may purchase, redeem or exchange shares of the Funds on any business day, which is any day the New York Stock Exchange is open for business. Generally, you may purchase, redeem or exchange shares only through institutional channels, such as financial intermediaries and retirement platforms. The minimum investment for Class A shares, Class C shares, and Investor Class shares is $2,500 per Fund account for non‑retirement accounts. Certain tax‑advantaged retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum. Investors in a defined contribution plan through a third-party administrator should refer to their plan document or contact their plan administrator for additional information. Accounts that are a part of certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.
Tax Information
Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. Withdrawals from such a tax‑advantaged investment plan are subject to special tax rules.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary for more information.

9	Meridian Growth Fund

FUND SUMMARY

MERIDIAN CONTRARIAN FUND
Investment Objective
The MERIDIAN CONTRARIAN FUND seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares	[1]

Maximum Sales Charge (Load) on Purchases	5.75%	NONE	NONE

Maximum Deferred Sales Charge (Load)	NONE	1.00%	NONE

Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%	1.00%

Distribution (Rule 12b‑1) Fees	0.25%	1.00%	0.00%

Other Expenses	0.21%	0.19%	0.18%

Total Annual Fund Operating Expenses[2,3]	1.46%	2.19%	1.18%

[1]	You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Investor Class shares, which are not reflected in the tables or examples below.
[2]
The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Contrarian Fund so that the ratio of expenses to average net assets of the Meridian Contrarian Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 1.60% for Class A, 2.20% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus without the consent of the Board of Directors.

[3]
For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture.

Meridian Contrarian Fund	10

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A shares, Class C shares or Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years

Class A Shares	$715	$1,010	$1,327	$2,221

Class C Shares	$322	$685	$1,175	$2,524

Investor Class Shares	$120	$375	$649	$1,432
You would pay the following expenses if you did not redeem your shares of the Fund:

Share Class	1 Year	3 Years	5 Years	10 Years

Class A Shares	$715	$1,010	$1,327	$2,221

Class C Shares	$222	$685	$1,175	$2,524

Investor Class Shares	$120	$375	$649	$1,432

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2022, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund invests in the stocks of businesses that are likely to have recently underperformed their peers, or the market due to what the Investment Adviser deems to be temporary operational issues. The Fund then emphasizes stocks which the Investment Adviser believes are undervalued in relation to the business’ (or issuer’s) long-term earnings power or asset value, or the stock market in general. Securities in which the Fund invests may be undervalued because of many factors, including market decline, poor economic conditions, tax‑loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. The Fund may invest in securities of companies with any capitalization across a broad range of industries. The Fund intends to invest at least 65% of its total

11	Meridian Contrarian Fund

assets in common stocks and equity-related securities (such as convertible debt securities and warrants). The Fund may invest up to 35% of its total assets in debt or fixed income securities, including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s or BB or below by S&P. The Fund may invest up to 10% of its total assets in securities rated Ca or below by Moody’s Investors Service, Inc. (“Moody’s”) or C or below by Standard and Poor’s Ratings Services (“S&P”) or unrated but considered by the Investment Adviser to be of comparable quality. The Fund may also invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when (i) the Investment Adviser concludes that the company’s fundamentals are not meeting expectations; (ii) better investment opportunities exist; and/or (iii) the company’s business has improved and this, in the Investment Adviser’s opinion, is reflected in the share price.
Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.
An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.
The impact of COVID‑19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre‑existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.
Large Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Small and Medium Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid‑capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.
Value Securities Risk — The market value of a value security may take longer than anticipated to rise, may decline or may fail to meet the Investment Adviser’s assessment of its potential value. In addition, value

Meridian Contrarian Fund	12

securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.
Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.
Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.
Foreign Securities Risk — Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.
Debt Securities Risk — Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that the Fund may not be able to sell portfolio securities because there are too few buyers for them.
High Yield Bond Risk — Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be smaller and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

13	Meridian Contrarian Fund

Performance
The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from year‑to‑year. The performance of the Fund’s other share classes would have differed from the Investor Class shares only to the extent that such classes have higher expenses than the Investor Class shares, which would have resulted in lower performance.
The table shows how the Fund’s average annual returns compare with those of the Russell 2500® Index and the Russell 2500® Value Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1‑800‑446‑6662.
Year‑by‑Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s Investor Class shares highest quarterly return was 29.41% (for the quarter ended June 30, 2020); and the lowest quarterly return was –30.94% (for the quarter ended March 31, 2020).
For the period January 1, 2022 through September 30, 2022, the total return of the Fund’s Investor Class shares was –23.53%.

Meridian Contrarian Fund	14

Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN CONTRARIAN FUND Investor Class Shares (11/15/13)	1 Year	5 Year	Life of Class

Return Before Taxes	26.06%	17.29%	13.16%

Return After Taxes on Distributions	22.05%	14.11%	10.20%

Return After Taxes on Distributions and Sale of Fund Shares[1]	17.88%	13.08%	9.77%

Russell 2500® Index (reflects no deductions for fees, expenses or taxes)	18.18%	13.75%	11.46%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	27.78%	9.88%	9.53%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Management
ArrowMark Colorado Holdings, LLC
Portfolio Managers
James England, CFA, serves as Portfolio Manager of the Fund. Mr. England, who joined the Investment Adviser in 2013 when it acquired the asset management business of the previous investment adviser to the Fund, where he worked as an investment professional since 2001, has served as a Portfolio Manager of the Fund since December 2003.
Purchase and Sale of Fund Shares
The following table shows the minimum investment amounts for purchasing share classes of the Meridian Contrarian Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment	Distribution Fee

Class A Shares	$2,500[1]	$50	0.25%

Class C Shares	$2,500[1]	$50	1.00%

Investor Class Shares	$2,500	$50	NONE

[1]	Certain tax‑advantaged retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum.

15	Meridian Contrarian Fund

The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.
You may purchase, redeem or exchange shares of the Funds on any business day, which is any day the New York Stock Exchange is open for business. Generally, you may purchase, redeem or exchange shares only through institutional channels, such as financial intermediaries and retirement platforms. The minimum investment for Class A shares, Class C shares, and Investor Class shares is $2,500 per Fund account for non‑retirement accounts. Certain tax‑advantaged retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum. Investors in a defined contribution plan through a third-party administrator should refer to their plan document or contact their plan administrator for additional information. Accounts that are a part of certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.
Tax Information
Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. Withdrawals from such a tax‑advantaged investment plan are subject to special tax rules.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary for more information.

Meridian Contrarian Fund	16

FUND SUMMARY

MERIDIAN HEDGED EQUITY FUND (formerly, Meridian Enhanced Equity Fund)
Investment Objective
The MERIDIAN HEDGED EQUITY FUND seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares	[1]

Maximum Sales Charge (Load) on Purchases	5.75%	NONE	NONE

Maximum Deferred Sales Charge (Load)	NONE	1.00%	NONE

Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%	0.85%	0.85%

Distribution (Rule 12b‑1) Fees	0.25%	1.00%	0.00%

Other Expenses	0.44%	0.32%	0.34%

Total Annual Fund Operating Expenses	1.54%	2.17%	1.19%

Fee Waivers and/or Expense Reimbursements and Recoupment	N/A	(0.17)%	N/A

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment[2,3]	1.54%	2.00%	1.19%

[1]	You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Investor Class shares, which are not reflected in the tables or examples below.
[2]
The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Hedged Equity Fund so that the ratio of expenses to average net assets of the Meridian Hedged Equity Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 1.60% for Class A, 2.00% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus without the consent of the Board of Directors.

17	Meridian Hedged Equity Fund

[3]
For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A shares, Class C shares or Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years

Class A Shares	$723	$1,033	$1,366	$2,304

Class C Shares	$303	$663	$1,149	$2,490

Share Class	1 Year	3 Years	5 Years	10 Years

Investor Class Shares	$121	$378	$654	$1,443
You would pay the following expenses if you did not redeem your shares of the Fund:

Share Class	1 Year	3 Years	5 Years	10 Years

Class A Shares	$723	$1,033	$1,366	$2,304

Class C Shares	$203	$663	$1,149	$2,490

Investor Class Shares	$121	$378	$654	$1,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2022, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Meridian Hedged Equity Fund	18

Principal Investment Strategies
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of equity securities of U.S. companies that have the potential for capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in long or short positions in equity securities. Equity securities include, but are not limited to, common and preferred stocks as well as convertible securities, such as options, in domestic and foreign companies. The Fund often sells exchange traded call options against 40% to 60% of the underlying equity holdings. This hedging strategy seeks to use the option premiums collected, cash flow and income to the Fund, to reduce risk and volatility associated with typical long-only equity investment strategies. The Fund may invest in securities of companies with any capitalization across a broad range of industries. These may include companies that are relatively small in terms of assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund may also invest its assets in debt or fixed income securities including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard and Poor’s Ratings Services (“S&P”) or are in default or unrated but of comparable quality as determined by the Investment Adviser. The Fund generally sells investments when the Investment Adviser concludes that the long-term growth prospects of the company have deteriorated, or the issuer’s circumstances or the political or economic outlook relative to the security have changed, and better investment opportunities exist in other securities.
Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.
An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.
The impact of COVID‑19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre‑existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

19	Meridian Hedged Equity Fund

Small and Medium Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid-capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.
Large Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital along with income as a component of total return. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.
Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.
Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its assets in the information technology (IT) sector and, therefore, the Fund’s performance could be negatively impacted by events affecting this sector.
The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. The IT sector may be adversely affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
Options Risk — The success of the Fund’s investment in options depends upon many factors, such as the price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors. These factors may change rapidly over time.
The principal risk associated with writing put options, is that the Fund assumes the risk that it will have to purchase the underlying security at an exercise price that may be higher than the market price of the security. If the market price of the underlying security declines, the Fund would expect to suffer a loss. However, the premium the Fund received for writing the put should offset a portion of the decline.

Meridian Hedged Equity Fund	20

The principal risk associated with purchasing options is that price valuations or market movements may not justify purchasing the options, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid (i.e., incur the cost of the options but not the attendant benefits).
The principal risk associated with writing covered call options is that the Fund will be required to sell the underlying security (i.e., have the security “called”) and, therefore, will not participate in gains if the stock price exceeds the exercise price generally at the expiration date of the option.
The Fund’s investment in options may also result in reduced flexibility in purchases and sales of portfolio securities. Because the Fund may hold the securities underlying the options held or sold by the Fund, the Fund may be less likely to sell such securities in its portfolio to take advantage of new investment opportunities.
Foreign Securities Risk — Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.
Debt Securities Risk — Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that the Fund may not be able to sell portfolio securities because there are too few buyers for them.
High Yield Bond Risk — Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be smaller and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
Income Risk — The Fund may not be able to pay distributions or may have to reduce its distribution level if the amount of dividends and/or interest received by the Fund on the securities it holds declines or is insufficient to pay such distributions.
Performance
The bar chart and table below show the Fund’s historical performance and provides an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from year‑to‑year. The performance of the Fund’s other share classes would have differed from the Investor Class shares only to the extent that such classes’ shares have higher expenses than the Investor Class shares, which would have resulted in lower performance.
The table shows how the Fund’s average annual returns compare with those of the Fund’s benchmark, the S&P 500® Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1‑800‑446‑6662.

21	Meridian Hedged Equity Fund

Year‑by‑Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s Investor Class shares highest quarterly return was 21.54% (for the quarter ended June 30, 2020); and the lowest quarterly return was –18.51% (for the quarter ended December 31, 2018).
For the period January 1, 2022 through September 30, 2022, the total return of the Fund’s Investor Class shares was –21.15%.
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN HEDGED EQUITY FUND Investor Class Shares (11/15/13)	1 Year	5 Year	Life of Class

Return Before Taxes	15.11%	21.63%	15.15%

Return After Taxes on Distributions	8.07%	16.54%	11.35%

Return After Taxes on Distributions and Sale of Fund Shares[1]	11.45%	16.08%	11.20%

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	15.01%

Cboe S&P 500 BuyWrite Index (BXM)	20.47%	7.84%	7.39%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

Meridian Hedged Equity Fund	22

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Management
ArrowMark Colorado Holdings, LLC
Portfolio Manager
Clay Freeman serves as Portfolio Manager of the Fund. Mr. Freeman, who joined the Investment Adviser in 2008, has served as Portfolio Manager of the Fund since September 3, 2019.
Purchase and Sale of Fund Shares
The following table shows the minimum investment amounts for purchasing share classes of the Meridian Hedged Equity Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment	Distribution Fee

Class A Shares	$2,500[1]	$50	0.25%

Class C Shares	$2,500[1]	$50	1.00%

Investor Class Shares	$2,500	$50	NONE

[1]	Certain tax‑advantaged retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum.
The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.
You may purchase, redeem or exchange shares of the Funds on any business day, which is any day the New York Stock Exchange is open for business. Generally, you may purchase, redeem or exchange shares only through institutional channels, such as financial intermediaries and retirement platforms. The minimum investment for Class A shares, Class C shares, and Investor Class shares is $2,500 per Fund account for non‑retirement accounts. Certain tax‑advantaged retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum. Investors in a defined contribution plan through a third-party administrator should refer to their plan document or contact their plan administrator for additional information. Accounts that are a part of certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.
Tax Information
Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. Withdrawals from such a tax‑advantaged investment plan are subject to special tax rules.

23	Meridian Hedged Equity Fund

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary for more information.

Meridian Hedged Equity Fund	24

FUND SUMMARY

MERIDIAN SMALL CAP GROWTH FUND
Investment Objective
The MERIDIAN SMALL CAP GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of small capitalization companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	[1]	Class C Shares	[1]	Investor Class Shares	[1,2]

Maximum Sales Charge (Load) on Purchases	5.75%		NONE		NONE

Maximum Deferred Sales Charge (Load)	NONE		1.00%		NONE

Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%		NONE		2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%		1.00%		1.00%

Distribution (Rule 12b‑1) Fees	0.25%		1.00%		0.00%

Other Expenses	0.24%		0.17%		0.22%

Total Annual Fund Operating Expenses[3],[4,5]	1.49%		2.17%		1.22%

[1]	As of the date of this prospectus, Class A, Class C and Investor Class shares of the Meridian Small Cap Growth Fund are no longer offered to the public, except in limited circumstances.
[2]	You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Investor Class shares, which are not reflected in the tables or examples below.
[3]
Please note that Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses (if any).

[4]
The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Small Cap Growth Fund so that the ratio of expenses to average net assets of the Meridian Small Cap Growth Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 1.60% for Class A, 2.25% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus without the consent of the Board of Directors.

25	Meridian Small Cap Growth Fund

[5]
For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A shares, Class C shares or Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years

Class A Shares	$718	$1,019	$1,341	$2,252

Class C Shares	$320	$679	$1,164	$2,503

Investor Class Shares	$124	$387	$670	$1,477
You would pay the following expenses if you did not redeem your shares of the Fund:

Share Class	1 Year	3 Years	5 Years	10 Years

Class A Shares	$718	$1,019	$1,341	$2,252

Class C Shares	$220	$679	$1,164	$2,503

Investor Class Shares	$124	$387	$670	$1,477

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2022, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in equity securities (including common stocks, preferred stocks and securities convertible into common and preferred stocks) of U.S. small capitalization companies. In the view of the Investment Adviser, small capitalization companies are defined as

Meridian Small Cap Growth Fund	26

companies whose total market capitalization falls within the range of companies included in the Russell 2000® Growth Index or the S&P SmallCap 600® Index at the time of purchase. Both indices are broad indices of small capitalization stocks. As of September 30, 2022, the market capitalization of the companies in these indices ranged from approximately $15 million to $10.831 billion. The Fund may also invest up to 20% of its net assets in securities of companies of any market capitalization.
The portfolio managers apply a “bottom up” fundamental research process in selecting investments. In other words, the portfolio managers analyze individual companies to determine if a company presents an attractive investment opportunity and if it is consistent with the Fund’s investment strategies and policies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.
Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.
An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.
The impact of COVID‑19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre‑existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.
Small Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.
Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

27	Meridian Small Cap Growth Fund

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital by investing primarily in equity securities of small capitalization companies. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.
Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.
Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its assets in the industrials sector and the health care sector and, therefore, the Fund’s performance could be negatively impacted by events affecting these sectors.
The industrials sector may be adversely affected by, among other things, changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions.
Healthcare Sector Risk — The Fund anticipates it will typically invest a significant portion of its assets in the healthcare sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the healthcare sector. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.
Performance
The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from year‑to‑year. The performance of the Fund’s other share classes would have differed from the Investor Class shares only to the extent that such classes have higher expenses than the Investor Class shares, which would have resulted in lower performance.
The Fund’s Benchmark is the Russell 2000® Growth Index. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1‑800‑446‑6662.

Meridian Small Cap Growth Fund	28

Year‑by‑Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s Investor Class shares highest quarterly return was 33.61% (for the quarter ended June 30, 2020); and the lowest quarterly return was –31.61% (for the quarter ended March 31, 2020).
For the period January 1, 2022 through September 30, 2022, the total return of the Fund’s Investor Class shares was –29.96%.
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN SMALL CAP GROWTH FUND Investor Class Shares (12/16/13)	1 Year	5 Year	Life of Class

Return Before Taxes	7.79%	15.17%	13.95%

Return After Taxes on Distributions	0.42%	11.98%	11.74%

Return After Taxes on Distributions and Sale of Fund Shares[1]	8.18%	11.31%	10.83%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	2.83%	14.53%	11.41%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

29	Meridian Small Cap Growth Fund

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Management
ArrowMark Colorado Holdings, LLC
Portfolio Managers
Chad Meade serves as a Co‑Portfolio Manager of the Fund. Mr. Meade, who joined the Investment Adviser in 2013, has served as a Co‑Portfolio Manager of the Fund since its inception in December 2013.
Brian Schaub, CFA, serves as a Co‑Portfolio Manager of the Fund. Mr. Schaub, who joined the Investment Adviser in 2013, has served as a Co‑Portfolio Manager of the Fund since its inception in December 2013.
Purchase and Sale of Fund Shares
The Meridian Small Cap Growth Fund no longer accepts offers to purchase Class A, Class C, and Investor Class shares of the Fund, unless the purchase is made pursuant to or by:

•	Current Class A, Class C, and Investor Class shareholders;

•	Financial intermediaries and advisors investing on behalf of clients currently invested in the Fund;

•
Sponsors of wrap programs or model portfolios who include the Fund as part of a discretionary fee‑ based program or model portfolio on behalf of current and new clients with pre‑approval by the ArrowMark Colorado Holdings, LLC (the “Adviser”);

•	Existing and new participants in employer-sponsored retirement plans that currently offer the Fund as an investment option;

•	Investment consultants with clients currently invested in the Fund or an exception request for a new client opportunity has been pre‑approved by the Adviser.
The Fund will continue to offer Institutional Class shares as described in the Fund’s prospectus and statement of additional information for that share class. The Fund’s Legacy Class shares will continue to be closed to new investors as described in the Fund’s prospectus and statement of additional information for that share class.
The Board of Directors (the “Board”) reserves the right to re‑open the Class A, Class C, and Investor
Class shares of the Fund to new investors at any time or to modify the extent to which future sales of shares are limited. The Fund reserves the right to permit the establishment of new accounts under circumstances not identified above, and to reject any purchase order or rescind any exception listed in this supplement that the Board determines does not benefit the Fund and its shareholders.

Meridian Small Cap Growth Fund	30

The following table shows the minimum investment amounts for purchasing share classes of the Meridian Small Cap Growth Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment	Distribution Fee

Class A Shares	$2,500[1]	$50	0.25%

Class C Shares	$2,500[1]	$50	1.00%

Investor Class Shares	$2,500	$50	NONE

[1]	Certain tax‑advantaged retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum.
The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.
You may purchase, redeem or exchange shares of the Funds on any business day, which is any day the New York Stock Exchange is open for business. Generally, you may purchase, redeem or exchange shares only through institutional channels, such as financial intermediaries and retirement platforms. The minimum investment for Class A shares, Class C shares and Investor Class shares is $2,500 per Fund account for non‑retirement accounts. Certain tax‑advantaged retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum. Investors in a defined contribution plan through a third-party administrator should refer to their plan document or contact their plan administrator for additional information. Accounts that are a part of certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.
Tax Information
Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. Withdrawals from such a tax‑advantaged investment plan are subject to special tax rules.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary for more information.

31	Meridian Small Cap Growth Fund

FURTHER INFORMATION ABOUT THE FUNDS’ INVESTMENT
OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

GENERAL
In selecting investments to achieve each Funds’ investment objective, the Investment Adviser considers issuer-specific criteria as well as the economic outlook and political conditions. Such issuer-specific criteria include the issuer’s growth relative to its price-earnings ratio, its financial strength and management practices and abilities, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock appreciation, other enterprise and market valuation criteria as well as the value of the investments relative to other comparable investment alternatives.
The proportions of a Fund’s assets invested in equity securities or cash equivalents, particular industries, and specific securities will shift from time to time in accordance with the Investment Adviser’s judgment. Each Fund’s investment policies other than those listed as “fundamental” in the Statement of Additional Information (“SAI”) may be changed by the Funds’ Board of Directors (the “Board”) without shareholder approval. The investment policy of the Meridian Small Cap Growth Fund concerning 80% of its “net assets, including the amount of any borrowings for investment purposes,” and Meridian Hedged Equity Fund concerning 80% of its “net assets” may also be changed by the Board without shareholder approval, but shareholders would be given at least 60 days’ notice. Each Fund’s investment objective is non‑fundamental and may be changed by the Board without shareholder approval. Shareholders will receive at least 60 days’ prior notice of any change to a Fund’s investment objective. Any such changes may result in a Fund having investment objectives or policies different from those which you considered appropriate at the time you invested in the Fund.
Securities are determined by the Investment Adviser to be “U.S.” (or “Non‑U.S.”) based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue, the location of its assets, its exposure to economic fortunes and risks of countries or geographic regions outside the United States and other relevant factors.
An investment or type of security specifically identified in the prospectus generally reflects a principal investment (i.e., an investment in which a Fund generally invests, or may invest, 10% or more of its total assets). Each Fund also may use certain types of investments and investing techniques that are described in more detail in the SAI. An investment or type of security only identified in the SAI typically is treated as a non‑principal investment (i.e., an investment in which a Fund generally invests less than 10% of its total assets).
The Investment Adviser may actively trade portfolio securities, which may lead to higher transaction costs that may affect a Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.
The Funds are authorized to engage in short sales to the maximum extent permissible under applicable law. However, it is not anticipated that short sales will be a material investment activity for any Fund.

MERIDIAN GROWTH FUND
INVESTMENT OBJECTIVE
The MERIDIAN GROWTH FUND seeks long-term growth of capital.
INVESTMENT STRATEGIES
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes small- and mid‑capitalization growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. These may include companies that are relatively small in terms of total assets, revenues and earnings. The Fund may also invest in companies not meeting these criteria if the Investment Adviser believes they represent favorable investment opportunities for the Fund.
The Fund may invest in securities of companies with any capitalization across a broad range of industries, though it typically emphasizes small- and mid‑capitalization companies. The Fund may also invest in debt and equity-related securities (including convertible debt securities and warrants), bonds rated A or better by Moody’s (or, if unrated, are considered by the Investment Adviser to be of comparable quality), and securities of foreign companies (denominated in U.S. dollars or foreign currencies), including emerging market companies. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies.
The mix of the Fund’s investments at any time will depend on the industries and types of securities the
Investment Adviser believes hold the most potential for achieving the investment objective within the Fund’s investment strategies.
MERIDIAN CONTRARIAN FUND
INVESTMENT OBJECTIVE
The MERIDIAN CONTRARIAN FUND seeks long-term growth of capital.
INVESTMENT STRATEGIES
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund invests in the stocks of businesses that are likely to have recently underperformed their peers, or the market due to what the Investment Adviser deems to be temporary operational issues. The Fund then emphasizes stocks which the Investment Adviser believes are undervalued in relation to the business’ (or issuer’s) long-term earnings power or asset value, or the stock market in general. Securities in which the Fund invests may be undervalued because of many factors, including market decline, poor economic conditions, tax‑loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. Any or all of these factors may provide buying opportunities at attractive prices compared to historical or current market price-earnings ratios, book value, underlying asset value, or the long-term earnings prospects of the company. In addition, the Fund’s policy of investing in securities that may be temporarily out of favor differs from the investment approach followed by many other mutual funds with a similar investment objective, including the Meridian Growth Fund. Many such mutual funds typically do not invest in securities that have declined sharply in price, are not widely followed, or are issued by companies that have reported poor earnings or have suffered a downturn in business. The Investment Adviser believes, however, that the securities of companies that may be temporarily out of favor due to earnings declines or other adverse developments may offer good investment opportunities for the Fund.
The Fund may invest in securities of companies with any capitalization across a broad range of industries. The Fund may also invest in debt and equity-related securities (such as convertible debt securities, bonds and warrants) and securities of foreign companies (denominated in U.S. dollars or foreign currencies), including emerging market companies. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies.
The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective within the Fund’s investment strategies. The Fund intends to invest at least 65% of its total assets in common stocks and equity-related securities (such as convertible debt securities and warrants).
The Fund may invest up to 35% of its total assets in debt or fixed income securities, including higher yield, higher risk, lower rated or unrated corporate bonds, commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s or BB or below by S&P, or are unrated but of comparable quality as determined by the Investment Adviser. The Fund may invest up to 10% of its total assets in securities rated below Ca by Moody’s or C by S&P, or are unrated but of comparable quality as determined by the Investment Adviser.
The Fund may purchase high yield bonds that the Investment Adviser believes will increase in value due to improvements in their credit quality or ratings, anticipated declines in interest rates or improved business conditions for the issuers.
MERIDIAN HEDGED EQUITY FUND
INVESTMENT OBJECTIVE
The MERIDIAN HEDGED EQUITY FUND seeks long-term growth of capital along with income as a component of total return.
INVESTMENT STRATEGIES
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, these securities will primarily be equity securities of U.S. companies that have the potential for capital appreciation. In addition to common stocks, equity securities may include, among other instruments, preferred stock as well as securities convertible into common stock, such as options. The Fund may also invest in securities of foreign companies (denominated in U.S. dollars or foreign currencies), including emerging market companies. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund often sells exchange traded call options against 40% to 60% of the underlying equity holdings. This hedging strategy seeks to use the option premiums collected, cash flow and income to the Fund, to reduce risk and volatility associated with typical long-only equity investment strategies.
Under normal circumstances, the Fund will invest at least 80% of its net assets in long or short positions in equity securities. Shareholders will receive at least 60 days’ prior notice of any change to the principal investment strategies relating to the type of securities in which 80% of the value of the Fund’s net assets must be invested. The Fund may invest in securities of companies with any capitalization across a broad range of industries. The Fund may also invest a portion of its assets in debt or fixed income securities, including higher yield, higher risk, lower rated or unrated corporate bonds, commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s or BB or below by S&P, are in default or are unrated but of comparable quality as determined by the Investment Adviser.
The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the investment objective within the Fund’s investment strategy.
MERIDIAN SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE
The MERIDIAN SMALL CAP GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of small capitalization companies.
INVESTMENT STRATEGIES
The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in U.S. equity securities (including common stocks, preferred stocks and securities convertible into common and preferred stocks) of small capitalization companies. In the view of the Investment Adviser, small capitalization companies are defined as companies whose total market capitalization falls within the range of companies included in the Russell 2000® Growth Index or the S&P SmallCap 600® Index at the time of purchase. Both indices are broad indices of small capitalization stocks. At September 30, 2022, the market capitalization of the companies in these indices ranged from approximately $15 million to $10.831 billion. The Fund may also invest up to 20% of its net assets in securities of companies of any market capitalization.
The portfolio managers apply a “bottom up” fundamental research process in selecting investments. In other words, the portfolio managers analyze individual companies to determine if a company presents an attractive investment opportunity and if it is consistent with the Fund’s investment strategies and policies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.
TEMPORARY INVESTMENTS
When the Investment Adviser concludes, on the basis of its analyses of the economy, political conditions, or its own valuation guidelines and standards, that general market or other conditions warrant the reduction of some or all of a Fund’s equity securities holdings, the Fund may adopt a temporary defensive posture to preserve capital and, if possible, to achieve positive returns in defensive type investments. Similarly, a Fund may also temporarily depart from its investment strategies in order to manage large cash inflows, maintain liquidity necessary to meet shareholder redemptions or for other reasons (e.g., when the Fund is implementing a revised investment strategy). During such periods, a Fund may hold a portion or all of its assets in cash, money market instruments or corporate debt obligations, or take other investment positions that depart from its ordinary investment strategies. This may cause a Fund to temporarily forego greater investment returns, and the Fund may not achieve its investment objective during such periods.

FURTHER INFORMATION ABOUT PRINCIPAL RISKS

Meridian Funds

	Growth Fund	Contrarian Fund	Hedged Equity Fund	Small Cap Growth Fund

Debt Securities Risk		✓	✓

Equity Securities Risk	✓	✓	✓	✓

Foreign Securities Risk	✓	✓	✓

Growth Securities Risk	✓			✓

Healthcare Sector Risk	✓			✓

High Yield Bond Risk		✓	✓

Income Risk			✓

Investment Strategy Risk	✓	✓	✓	✓

Large Company Risk	✓	✓	✓

Market Risk	✓	✓	✓	✓

Options Risk			✓

Sector Concentration Risk	✓	✓	✓	✓

Securities Lending Risk	✓	✓	✓	✓

Small and Medium Company Risk	✓	✓	✓

Small Company Risk				✓

Value Securities Risk		✓

DEBT SECURITIES RISK
Each Fund may invest in debt securities of both governmental and corporate issuers. A decline in prevailing levels of interest rates generally increases the value of debt securities in a Fund’s portfolio, while an increase in rates usually reduces the value of those securities. The value of a Fund’s debt securities, including bonds and convertible securities, are affected by movements in interest rates; if interest rates rise, the value of these securities may fall. Generally, the longer the average maturity of a debt security, the greater the change in its value. As a result, to the extent that a Fund invests in debt securities, interest rate fluctuations will affect the Fund’s net asset value, but not the income it receives from debt securities it owns. Debt securities are also subject to credit, liquidity risk and prepayment and extension risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest, and includes the risk of default. Liquidity risk is the risk that a Fund may not be able to sell portfolio securities because there are too few buyers for them. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to a Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because a Fund’s investments are locked in at a lower rate for a longer period of time.

EQUITY SECURITIES RISK
The value of a Fund’s stock investments will fluctuate in response to the activities of individual companies, general stock market and economic conditions, natural disasters and the spread of infectious disease or other public health issues. The stock prices of smaller capitalized and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and may have a smaller market for their shares than do large capitalization companies. Convertible securities may offer less market risk than owning common shares, but the potential for capital gain may be less than a common stock investment. Preferred stock is a hybrid security that combines features of both common stock and bonds. It is equity, not debt, and is thus riskier than bonds. Whereas bond interest is a contractual expense of the issuer, preferred dividends, although payable before common dividends, are not assured (e.g., if earnings are low).
COVID‑19 Risks — An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and spread globally. This coronavirus has resulted in closing borders, enhanced health screenings, partial population vaccination, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, government sponsored fiscal stimulus programs, various moratoria on the applicability of certain laws and regulations, as well as general concern and uncertainty. The impact of this coronavirus, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre‑existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.
FOREIGN SECURITIES RISK
Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, are also a risk related to foreign investments.
In addition, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and practices, or regulatory requirements comparable to those applicable to U.S. companies. Emerging market securities, in particular, involve greater risk and may be more volatile than those companies in more developed markets. For example, political and economic structures in less developed countries may change rapidly, which may cause instability; their securities markets may be underdeveloped; and emerging market countries are also more likely to experience high levels of inflation, deflation or currency fluctuations, which could adversely affect their economies and securities markets. In general, there may be less public information available about non‑U.S. companies. Additionally, specific local political and economic factors must be evaluated in making these investments, including trade balances and imbalances, and related economic policies; expropriation or confiscatory levels of taxation and withholding;

limitations on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of the various securities markets; and nationalization policies of governments around the world. Securities of non‑U.S. issuers may be denominated in currencies other than the U.S. dollar. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars. The value of currencies may fluctuate in a manner unrelated to the investment performance of the securities denominated in those currencies.
GROWTH SECURITIES RISK
Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. If the Investment Adviser’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing a Fund’s returns. A mutual fund investing principally in growth securities may at times underperform other mutual funds that invest more broadly or that have different investment styles.
HEALTHCARE SECTOR RISK
The Fund anticipates it will typically invest a significant portion of its assets in the healthcare sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the healthcare sector. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.
HIGH YIELD BOND RISK
High-yield, high risk bonds (i.e., “junk bonds”), in which only the MERIDIAN HEDGED EQUITY FUND and the MERIDIAN CONTRARIAN FUND may invest, are speculative and are subject to greater volatility and risk of loss through default than investment grade securities, particularly in deteriorating economic conditions. High-yield bond values tend to reflect short-term corporate, economic and market developments and investor perceptions of the issuer’s credit quality to a greater extent than lower yielding, higher-rated bonds. In addition, it may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds. Bonds rated Ca are described by Moody’s as “highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.” Bonds rated BB+ by S&P are considered the highest speculative grade by market participants. See Exhibit A to the SAI for a complete description of the bond ratings.
INCOME RISK
The amount of the distributions paid by a Fund generally depends on the amount of dividends and/or interest received by the Fund on the securities it holds. A Fund may not be able to pay distributions or may have to reduce its distribution level if the dividends and/or interest the Fund receives from its investments decline or are insufficient to pay such distributions.
INVESTMENT STRATEGY RISK
The Investment Adviser’s investment strategies and securities selection method may fail to produce the intended results or achieve a Fund’s investment objective. In addition, the Investment Adviser’s investment approach may be out of favor at times, causing a Fund to underperform funds that also seek such investment objectives but use different approaches to the stock selection and portfolio construction process. A Fund’s shares, as a result, may lose value and/or underperform other funds with similar investment objectives. Accordingly, there is no assurance that a Fund will meet its investment objective or that the value of your investment will not decline.
LARGE COMPANY RISK
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
MARKET RISK
Market risk refers to the possibility that the market values of securities or other investments that a Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting (or the market’s perception of) individual companies or other issuers (e.g., an unfavorable earnings report), industries or sectors, or the market as a whole, reducing the value of an investment in a Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes (or perceived changes) in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. As a result, the value of your investments in a Fund may be more or less than the value of your purchase price.
OPTIONS RISK
Investments in options involve risks different from, and possibly greater than, investing directly in the underlying security, asset or other reference, including, among others, the risk that the counterparty to an option may not perform or may be unable to perform in accordance with the terms of the instrument, the potential that, at times, there may not be a liquid secondary market for the options (as described above), and the risk of imperfect correlation between any movement in the price or value of options and their underlying security, asset or other reference. Such events, as well as circumstances under which a Fund is required to purchase the underlying asset at a disadvantageous price, may result in losses to the Fund. In addition, options also may involve a small initial investment relative to the risk assumed, which could result in losses that are greater than the amount originally invested.
Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.
SECTOR CONCENTRATION RISK
Because the Fund may at times have a significant portion of its assets concentrated in one or more related sectors of the economy, more risks may be present than if the Fund were broadly diversified over numerous sectors of the economy. A “sector” is a broader economic segment that may include many different industries. As the percentage of the Fund’s assets invested in a particular sector increases, so does the potential for fluctuation in the value of the Fund’s shares. The Meridian Hedged Equity Fund anticipates it will typically invest a significant portion of its assets in the information technology (IT) sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the IT sector.
The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. The IT sector may be adversely affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation. Each of the Meridian Growth Fund and the Meridian Small Cap Growth Fund anticipate investing a significant portion of assets in the industrials sector and health care sector and, therefore, such Funds’ performance could be negatively impacted by events affecting these sectors. The industrials sector may be adversely affected by, among other things, changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.
SECURITIES LENDING RISK
The Funds may engage in securities lending for the purpose of realizing additional income. Generally, any such loan of portfolio securities will be continuously secured by collateral in accordance with applicable SEC requirements and at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral, as well as possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.
SMALL AND MEDIUM COMPANY RISK
A Fund’s portfolio may include securities of smaller and medium capitalization companies and less-seasoned companies that have limited operating histories and may not yet be profitable. These may include companies classified as small-, mid‑ and micro-capitalization. Investments in these companies offer opportunities for capital gain, but involve significant risks, including limited product lines, markets or financial resources, dependence on a key group of managers, the absence of a ready market for the securities (or securities which trade less frequently or in a limited volume, or only in the over‑the‑counter market or on a regional stock exchange), volatility of the stock price, and, in the case of unseasoned companies, the untested long-term viability of the firms’ operations. In addition, some smaller capitalization companies may not be widely followed by the investment community, which can lower the demand for their stocks.
SMALL COMPANY RISK
A Fund’s portfolio may include securities of smaller capitalization companies and less-seasoned companies that have limited operating histories and may not yet be profitable. These may include companies classified as small- and micro-capitalization.

Investments in these companies offer opportunities for capital gain, but involve significant risks, including limited product lines, markets or financial resources, dependence on a key group of managers, the absence of a ready market for the securities (or securities which trade less frequently or in a limited volume, or only in the over‑the‑counter market or on a regional stock exchange), volatility of the stock price, and, in the case of unseasoned companies, the untested long-term viability of the firms’ operations. In addition, some smaller capitalization companies may not be widely followed by the investment community, which can lower the demand for their stocks.
VALUE SECURITIES RISK
Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Adviser’s future value assessment of that security, may take longer than anticipated to rise to the believed value or may decline. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time. A mutual fund investing principally in value securities may at times underperform other mutual funds that invest more broadly or that have different investment styles.

ORGANIZATION AND MANAGEMENT

MERIDIAN FUND, INC.
Meridian Fund, Inc.® (“Meridian”) is an open‑end management investment company consisting of four separate series, which includes the Meridian Growth Fund, the Meridian Contrarian Fund, the Meridian Hedged Equity Fund and the Meridian Small Cap Growth Fund (each, a “Fund” and collectively, the “Funds”), each of which is classified as a “diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
THE INVESTMENT ADVISER
ArrowMark Colorado Holdings, LLC located at 100 Fillmore St., Suite 325, Denver, CO 80206, serves as the investment adviser to the Funds. The Investment Adviser, an investment adviser registered with the Securities and Exchange Commission (“SEC”) since 2009 and privately owned by its principals, manages the investments of the Funds’ portfolios, provides administrative services and manages Meridian’s other business affairs. These services are subject to general oversight by the Board. Pursuant to an Investment Management Agreement and Service Agreement between Meridian, on behalf of the Funds, and the Investment Adviser, (the “Management Agreement”), the Investment Adviser provides investment advisory services to each Fund.
PORTFOLIO MANAGERS
James England, CFA
Portfolio Manager of Meridian Contrarian Fund.
Employed by the Investment Adviser as an investment management professional since 2013. Mr. England was formerly employed with the Previous Investment Adviser since 2001. Before that,
Mr. England was an equities derivatives trader with TD Securities from 2000 to 2001.
Chad Meade
Co‑Portfolio Manager of Meridian Growth Fund and Meridian Small Cap Growth Fund.
Employed by the Investment Adviser as an investment management professional since 2013. Mr. Meade previously served as a co‑portfolio manager and Executive Vice President of the Janus Triton Fund and the Janus Venture Fund. He has 20 years of experience in the financial industry and focused on small and mid‑capitalization stocks in the health care and industrials sectors as an equity research analyst at Janus Capital Management LLC from 2001 to 2011. Prior to starting with Janus in August 2001, Mr. Meade was a financial analyst for Goldman Sachs’ global investment research team. He graduated summa cum laude from Virginia Tech with a Bachelor’s degree in Finance and was a member of the Omicron Delta Kappa Honor Society.
Brian Schaub, CFA
Co‑Portfolio Manager of Meridian Growth Fund and Meridian Small Cap Growth Fund.
Employed by the Investment Adviser as an investment management professional since 2013. Mr. Schaub previously served as a co‑portfolio manager and Executive Vice President of the Janus Triton Fund and the Janus Venture Fund. He has 19 years of experience. Mr. Schaub served as an equity research analyst at Janus Capital Management LLC from 2000 to 2011, focused on small and mid‑capitalization stocks in the communications sector. He graduated cum laude from Williams College with a Bachelor’s degree in Economics. Mr. Schaub also holds a Chartered Financial Analyst designation.

Clay Freeman
Portfolio Manager of Meridian Hedged Equity Fund.
Employed by the Investment Adviser as an investment research analyst since 2008. Mr. Freeman has 16 years of experience in the financial industry and focused on larger capitalization stocks within the communications industry as an equity research analyst at Janus Capital Management LLC from 2004-2007. He graduated Phi Beta Kappa from the University of Colorado and also earned an MBA with a Finance concentration from the Daniels College of Business at Denver University.
The SAI provides additional information about James England, Chad Meade, Brian Schaub, and Clay Freeman including their compensation structure, other accounts they manage and their ownership of securities in each Fund they manage.
MANAGEMENT FEES AND OTHER EXPENSES
Management Fees.    Meridian Growth Fund pays the Investment Adviser an annual fee of 1.00% of the first $50 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $50 million. Meridian Contrarian Fund pays the Investment Adviser an annual fee of 1.00% of the first $750 million of the Fund’s average daily net assets, 0.75% of the next $50 million of the Fund’s average daily net assets, 0.70% of the next $50 million of the Fund’s average daily net assets, 0.65% of the next $50 million of the Fund’s average daily net assets, 0.60% of the next $50 million of the Fund’s average daily net assets, 0.55% of the next $50 million of the Fund’s average daily net assets, and 0.50% of the Fund’s average daily net assets in excess of $1 billion. Meridian Hedged Equity Fund pays the Investment Adviser an annual fee of 1.00% of the first $10 million of the Fund’s average daily net assets, 0.90% of the next $20 million of the Fund’s average daily net assets, 0.80% of the next $20 million of the Fund’s average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $50 million. Meridian Small Cap Growth Fund pays the Investment Adviser an annual fee of 1.00% of the Fund’s average daily net assets. The management fees are computed daily and paid monthly.
For the fiscal year ended June 30, 2022 the Investment Adviser received an investment advisory fee of 0.76% of the average daily net assets for the Meridian Growth Fund, 1.00% of the average daily net assets for the Meridian Contrarian Fund, 0.85% of the average daily net assets for the Meridian Hedged Equity Fund and 1.00% of the average daily net assets for the Meridian Small Cap Growth Fund. A discussion regarding the basis for the Board’s approval of the Investment Management Agreement between the Investment Adviser and Meridian on behalf of the Meridian Growth Fund, the Meridian Contrarian Fund, the Meridian Hedged Equity Fund and the Meridian Small Cap Growth Fund is currently available in the Semi-annual report to shareholders.
Expenses.    Expenses common to the Funds are generally allocated to each Fund in proportion to its relative net assets. Expenses arising in connection with a Fund are charged directly to that Fund. Expenses directly attributable to a specific class of shares of a Fund are charged to that share class.
The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Growth Fund so that the ratio of expenses to average net assets of the Meridian Growth (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 1.55% for Class A, 2.25% for Class C and 1.30% for Investor Class shares. These expense limitations may not be amended or withdrawn until December 31, 2023 without the consent of the Board of Directors.

The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Contrarian Fund so that the ratio of expenses to average net assets of the Meridian Contrarian Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 1.60% for Class A, 2.20% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until December 31, 2023 without the consent of the Board of Directors.
The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Hedged Equity Fund so that the ratio of expenses to average net assets of the Meridian Hedged Equity Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) will not exceed 1.60% for Class A, 2.00% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until December 31, 2023 without the consent of the Board of Directors.
Lastly, the Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Small Cap Growth Fund so that the ratio of expenses to average net assets of the Meridian Small Cap Growth Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 1.60% for Class A, 2.25% for Class C and 1.35% for Investor Class shares. These expense limitations may not be amended or withdrawn until December 31, 2023 without the consent of the Board of Directors.
For a period not to exceed three (3) years from the date on which a waiver or reimbursement in excess of the expense limitation is made by the Adviser, the Funds will carry forward, and may repay the Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture. Any reimbursement or repayment will be on a monthly basis, subject to year‑end adjustment. During the fiscal year ended June 30, 2022, the Investment Adviser agreed to reimburse certain expenses of the Growth Fund, the Contrarian Fund, the Hedged Equity Fund and the Small Cap Growth Funds in order to limit aggregate operating expenses of their Class A and Investor Class shares from exceeding the amounts listed below.

Expense Limitation

Growth Fund

Class A	1.55%

Class C	2.25%

Investor Class	1.30%

Contrarian Fund

Class A	1.60%

Class C	2.20%

Investor Class	1.35%

Hedged Equity Fund

Class A	1.60%

Class C	2.00%

Investor Class	1.35%

Small Cap Growth Fund

Class A	1.60%

Class C	2.25%

Investor Class	1.35%
With respect to these limits, the Investment Adviser reimbursed the following amounts for Class A, Class C and Investor Class shares during the fiscal year ended June 30, 2022.

Growth Fund

Class A	$—

Class C	$—

Investor Class	$—

Contrarian Fund

Class A	$—

Class C	$—

Investor Class	$—

Hedged Equity Fund

Class A	$—

Class C	$75

Investor Class	$—

Small Cap Growth Fund

Class A	$—

Class C	$—

Investor Class	$—
With respect to repayment of reimbursed expenses, the Adviser recouped $127 and $6,831 from the Hedged Equity Fund and Small Cap Growth Fund, respectively, during the fiscal year ended June 30, 2022.
THE DISTRIBUTOR
ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, Colorado 80203 (the “Distributor”), has entered into a distribution agreement with Meridian. The Distributor and its affiliates may pay commissions, distribution fees and/or other compensation to entities for selling Fund shares and providing certain distribution-related services to the Funds’ shareholders. The Distributor also may receive, and may direct to other eligible financial intermediaries, compensation for providing directly or indirectly, personal/liaison and related shareholder support services to Fund shareholders, and may be reimbursed for providing account services, as further described in the section of the prospectus entitled “Shareholder Information — Distribution and Networking, Sub‑Accounting and Administrative Services”.
THE TRANSFER, REDEMPTION AND DISBURSING AGENT
BNY Mellon Investment Servicing (US) Inc. serves as Transfer Agent, redemption, dividend disbursing agent for each Fund and may, in certain circumstances, also serve as shareholder servicing agent for each Fund. BNY Mellon Investment Servicing (US) Inc. is located at 103 Bellevue Parkway, Wilmington, DE 19809.
THE CUSTODIAN
The Bank of New York Mellon is located at 240 Greenwich Street, New York, New York, 10286, and serves as custodian of all securities and funds owned by the Funds.

SHAREHOLDER INFORMATION

CHOOSING A SHARE CLASS
Each Fund offers the Class A, Class C and Investor Class shares, each representing an interest in the same portfolio but with differing features, such as fees and eligibility requirements. It is important to consider carefully and/or consult with your advisor, broker, dealer, bank, insurance company or other entity (each, generally referred to as a “financial intermediary” and, collectively, as “financial intermediaries”) for additional information on which classes of shares of the Funds, if any, are an appropriate investment choice based on your investment objectives and needs. Certain financial intermediaries may not sell all classes of shares of the Funds and all of such classes may not be available to all investors. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, redeem or exchange Fund shares.
If your financial intermediary sells more than one class of shares of a Fund, you should carefully consider which class (or classes) of shares is most appropriate for your investment objectives and needs. Certain classes have higher expenses than others, which may lower the return on your investment. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with your financial intermediary who can help you with your investment decisions. For further details, please see the SAI.
Conversion of Class C shares to Class A shares. Class C shares of each Fund may automatically convert into Class A shares of the same Fund after they have been held for a certain number of years dependent on intermediary policy. Investors holding Class C shares of the Funds through a financial intermediary in “street name” may be subject to different eligibility requirements regarding the holding of Class C shares of the Funds. In this regard, a financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shares of the Funds may be converted to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the Funds. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares. To the extent a financial intermediary’s policies provide for no such conversion, investors holding Class C shares through such financial intermediary may be disadvantaged relative to investors holding Class C shares either at the Funds’ transfer agent or through another financial intermediary. Because Class C shares pay higher ongoing asset-based distribution and shareholder servicing fees than Class A shares, financial intermediaries may have a conflict of interest in establishing their relevant conversion schedules and eligibility requirements. Additional information can be found in “Intermediary-Defined Sales Charge Waiver Policies,” contained in the Funds’ Prospectus and Statement of Additional Information.
Below is a summary of certain eligibility requirements and features, including fees, of Class A, Class C and Investor Class shares of the Funds. The Class A share class imposes a 5.75% maximum front end sales charge and employs a traditional breakpoint discount based on the amount of the initial investment. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be deducted with respect to Class C shares redeemed within 12 months of purchase, unless a waiver applies. Each class of shares of the Funds is subject to minimum investment amounts, which may vary by class. Such minimum investment amounts are set forth in the chart that follows the summary of share class eligibility requirements below. There is a $500,000 maximum on any single purchase of Class C shares. For investors who wish to purchase more than the $500,000 maximum worth of shares, the sales charge and expense structure of Class A shares may be more advantageous.

Eligible Investors
Class A Shares
Class A shares are generally available for purchase through financial intermediary platforms including, but not limited to, traditional brokerage platforms, self-directed brokerage accounts, mutual fund wrap fee programs, bank trust platforms and retirement platforms. Class A shares sales charges are as follows:

Class A Shares Sales Charge:

Initial sales charge on purchases	Up to 5.75%[1] Reduction for purchases of $50,000 or more Waived for purchases of $1 million or more

Deferred sales charge	None

Minimum initial investment	$2,500[2]

Maximum purchase	None

Minimum aggregate account balance	None

Rule 12b‑1 fee	Up to 0.25% annual distribution fee

[1]	May be waived under certain circumstances.
[2]	Certain tax‑advantaged retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum.
The initial sales charge imposed on the purchase of Class A shares is based on the amount invested, as set forth in the table below. The proceeds of any applicable sales charge are allocated between the Distributor and your financial intermediary. The table below sets forth the amount of the applicable sales charge as a percentage of offering price and net amount invested. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the NAV of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

	Class A Shares Sales Charge as a Percentage of:
Amount of Purchase at Offering Price	Offering Price	Net Amount Invested	Maximum Amount of Sales Charge Reallowed to Financial Intermediaries as a Percentage of Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 but less than $100,000	4.50%	4.71%	3.75%

	Class A Shares Sales Charge as a Percentage of:
Amount of Purchase at Offering Price	Offering Price	Net Amount Invested	Maximum Amount of Sales Charge Reallowed to Financial Intermediaries as a Percentage of Offering Price

$100,000 but less than $250,000	3.50%	3.63%	2.75%

$250,000 but less than $500,000	2.50%	2.56%	2.00%

$500,000 but less than $1,000,000	2.00%	2.04%	1.60%

$1,000,000 or more	None	None	None

[1]	Offering Price includes the initial sales charge.

Class A shares may be offered with a reduced or waived initial sales charge under certain circumstances. For more information, please refer to the section herein entitled “Qualifying for a Reduction or Waiver of Class A Shares Sales Charge.” Class A shares allow for payment of up to 0.25% of net assets to financial intermediaries for providing distribution, and/or other, shareholder services to their clients. In addition, Class A shares allow for payment to financial intermediaries for providing administrative services, including recordkeeping, sub‑accounting, order processing for omnibus or networked accounts or other shareholder services provided on behalf of their clients.
Qualifying for a Reduction or Waiver of Class A Shares Sales Charge
You may be able to lower or eliminate your sales charge on Class A shares under certain circumstances. For example, when purchasing new Class A or Class C shares, you can combine Class A shares and Class C shares you already own (either in this Fund or in certain other Meridian funds) with your current purchase to take advantage of the breakpoints in the sales charge schedule as set forth above. The circumstances under which you may combine such ownership of shares and purchases are described below. If you would like more information on aggregating shares to take advantage of the breakpoints, please contact your financial intermediary.
Class A shares may be offered without an initial sales charge under any of the following conditions:

•	purchases for retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements with the Fund and/or the Distributor specifically for such purchases (may be subject to a CDSC);

•	purchases made by or on behalf of financial intermediaries for clients that pay the financial intermediaries fees in connection with a fee‑based advisory program, provided that the financial intermediaries or their trading agents have entered into special arrangements with the Fund and/or the Distributor specifically for such purchases;

•	purchases by investors maintaining a self-directed brokerage account with a registered broker-dealer that has entered into an agreement with the Fund and/or the Distributor to offer Class A shares through a load-waived network or platform, which may or may not charge transaction fees;

•	purchases by insurance companies and/or their separate accounts to fund variable insurance contracts, provided that the insurance company provides recordkeeping and related administrative services to the contract owners and has entered into special arrangements with the Fund and/or the Distributor specifically for such purchases;

•	registered representatives and other employees of financial intermediaries that have selling agreements with the Fund and/or the Distributor to sell Class A shares;

•	purchases by trustees or custodians of any pension or profit sharing plan or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with the Fund and/or the Distributor; and

•	purchases by (i) directors, officers and employees of Meridian Fund, Inc. and ArrowMark and each of their affiliates, (ii) trustees and officers of the Fund, and (iii) directors and officers of any sub‑adviser to a Meridian Fund, Inc., including retired persons who formerly held such positions and immediate family members of such purchasers. (Immediate family members are defined as spouses, domestic partners, parents and children.)
To receive a reduced or waived front‑end sales charge, you must let your financial intermediary know at the time of your purchase of Fund shares that you believe you qualify for a discount. These other accounts may include the accounts described under “Aggregating Accounts.” It is possible that your financial intermediary will require documentation, such as an account statement, to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Fund, its agents or your financial intermediary may not retain this information.
Intermediary-Defined Sales Charge Waiver Policies
The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.
Intermediaries may have different policies and procedures regarding the availability of front‑end sales load waivers or contingent deferred (back‑end) sales load CDSC waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.
Robert W. Baird & Co. (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front‑end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
Front‑End Sales Charge Waivers on Class A‑shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund

•	Shares purchase by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

•	Shares purchased using the proceeds of redemptions from a Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front‑end or deferred sales charge (known as rights of reinstatement)

•	A shareholder in a Fund’s Class C Shares will have their share converted at net asset value to

Class A shares of the same Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

•	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR‑SEPs
CDSC Waivers on Class A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in this Prospectus

•	Shares bought due to returns of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in this Prospectus

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•	Shares acquired through a right of reinstatement
Front‑End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

•	Breakpoints as described in this Prospectus

•	Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fund assets held by accounts within the purchaser’s household at Baird. Eligible Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases through Baird, over a 13‑month period of time
Morgan Stanley Wealth Management (“Morgan Stanley”)
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front‑end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front‑end Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR‑SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front‑end or deferred sales charge.
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front‑end sales charge waivers and contingent deferred, or back‑end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front‑end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front‑end or deferred sales load (known as Rights of Reinstatement).
•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Class C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.
Front‑end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.

•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13‑month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.
Front‑end Sales Load Waiver on Class A Shares available at Stifel

•	Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures

•	All other sales charge waivers and reductions described elsewhere in the Fund’ Prospectus or SAI still apply.
Class C Shares
Class C shares will generally be offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms and retirement platforms. Class C shares allow for the payment of up to 0.75% of net assets to financial intermediaries for the provision of distribution services and up to 0.25% of net assets for the provision of shareholder services on behalf of their clients. Class C shares also allow for the payment of fees to financial intermediaries for providing administrative services, including recordkeeping, sub‑accounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients.
There is a $500,000 maximum on any single purchase of Class C shares. For investors who wish to purchase more than $500,000 worth of shares, the sales charge and expense structure of Class A shares may be more advantageous.
Commission on Class C shares
The Distributor may pay to your financial intermediary a commission rate of 1.00% of the NAV of the Class C shares purchased. Service providers to qualified plans will not be eligible to receive this commission if they receive 12b‑1 fees from the time of initial investment of qualified plan assets in Class C shares.
Investor Class Shares
Investor Class shares are available for purchase only to the following investors, or any other investors specifically approved by the Investment Adviser:

•	qualified retirement plans that are clients of third-party administrators that have entered into agreements with the Distributor or the Investment Adviser and offer institutional share class pricing (i.e., no sales charge or Rule 12b‑1 fees);

•	bank trust departments and trust companies that have entered into agreements with the Distributor or the Investment Adviser and offer institutional share class pricing to their clients;

•	college savings plans that qualify for tax‑exempt treatment under Section 529 of the Internal Revenue Code of 1986, as amended (the “Code”);

•	other accounts or investment vehicles (e.g., a separate account) managed, advised or offered by the Investment Adviser;

•	investors purchasing shares through an asset-based fee program which regularly offers institutional share classes and which is sponsored by a financial intermediary that has entered into an agreement with the Distributor or the Investment Adviser;

•	clients of a financial representative who are charged a fee for consulting or similar services; and

•	corporations, endowments, and foundations that have entered into an arrangement with the Distributor or the Investment Adviser.
Trust companies or bank trust departments that purchased Investor Class shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for Investor Class shares of other Funds.

MINIMUM INVESTMENTS
The following table shows the minimum investment amounts for purchasing share classes of each Fund.

Class	Minimum Initial Investment		Minimum Subsequent Investment	Distribution Fee

Class A Shares	$2,500	[1]	$50	0.25%

Class C Shares	$2,500	[1]	$50	1.00%

Investor Class Shares	$2,500		$50	NONE

[1]	Certain tax-advantaged retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum.

The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to a Fund’s investment minimums via a supplement to the Fund’s prospectus.
You may purchase, redeem or exchange shares of the Funds on any business day, which is any day the New York Stock Exchange is open for business. Generally, you may purchase, redeem or exchange shares only through institutional channels, such as financial intermediaries and retirement platforms. The minimum investment for Class A shares, Class C shares and Investor Class shares is $2,500 per Fund account for non-retirement accounts. Certain tax-advantaged retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum. Investors in a defined contribution plan through a third-party administrator should refer to their plan document or contact their plan administrator for additional information. Accounts that are a part of certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.
DISTRIBUTION AND NETWORKING, SUB-ACCOUNTING AND ADMINISTRATIVE SERVICES
Distribution Fees
In accordance with Rule 12b‑1 of the Investment Company Act of 1940, as amended, the Funds have adopted distribution plans for Class A shares and Class C shares (the “Class A Plan,” and “Class C Plan” respectively, or collectively the “Plans”). Under the terms of the distribution plans, the Funds are authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution-related services provided by such entities for their customers, or to be retained by the Distributor for its performance of such services.
Such financial intermediaries are required to meet certain conditions in order to be eligible to receive distribution fees. The table below shows the annual distribution fees (as a percentage of average daily net assets) applicable to each share class of the Funds:

Share Class	Distribution Fee

Class A Shares	0.25%

Class C Shares	1.00%*

Investor Class Shares	0.00%

*	Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services.
Under the terms of the Plans, the Funds are authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Funds.
Such financial intermediaries may from time to time be required to meet certain criteria in order to be eligible to receive 12b‑1 fees. Typically, under the adopted Class C Plan, the Distributor retains all fees paid for the first 12 months pursuant to the Plan on any investment in Class C shares in order to recoup prior expenses incurred with respect to the payment of a 1% commission on sales of Class C shares to the financial intermediary. Accordingly, financial intermediaries will become eligible for monthly compensation under the Class C Plan beginning in the 13th month following the purchase of Class C shares. However, certain financial intermediaries may elect not to receive the initial 1% commission, in which case the Distributor will pay the monthly 12b‑1 fees to such financial intermediary beginning the first month following the purchase of Class C shares as such fees accrue. The Class C shares for which a financial intermediary elects not to receive the initial 1% commission will not be subject to a CDSC. The Distributor is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.
Because 12b‑1 fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
Networking, Sub‑Accounting and Administrative Services Fees
Select financial intermediaries may enter into arrangements with the Funds, or its designees, to perform certain networking, recordkeeping, sub‑accounting and/or administrative services for shareholders of the Funds. In consideration for providing these services in an automated environment, such financial intermediaries may receive compensation from the Funds. Any such compensation by the Funds to these select financial intermediaries for the aforementioned services is in addition to, and distinct from, any Rule 12b‑1 related services provided to Fund shareholders.
Other Financial Intermediary Compensation
The Distributor, the Investment Adviser and their affiliates may make payments, from their own resources, to financial intermediaries for marketing/sales support services relating to the Funds (“Marketing Support Payments”). Marketing Support Payments are in addition to Distribution Fees and Networking, Sub‑Accounting and Administrative Services Fees that may be paid to eligible financial intermediaries, including the Distributor, as appropriate. Such payments are generally based upon one or more of the following factors: average net assets of a Fund sold by the Distributor attributable to that financial intermediary, gross sales of a Fund distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Distributor, the Investment Adviser and their affiliates may make increased payments on a basis other than those described above when dealing with certain financial intermediaries. Such increased payments may enable such financial intermediaries to offset credits that they may provide to customers.
In addition to the payments described above, the Distributor, the Investment Adviser and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by the SEC and the Financial Industry Regulatory Authority rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Adviser and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Funds. You can find further details in the SAI under “Other Financial Intermediary Compensation” about the payments made by the Distributor, the Investment Adviser and their affiliates, if any, to which the Distributor and the Investment Adviser have agreed to make Marketing Support Payments.
Your financial intermediary may charge you fees and commissions in addition to those described in the prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a financial incentive for recommending a Fund or a particular share class over others.
PRICING OF FUND SHARES
The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or “NAV”) per share for a given share class after the Transfer Agent receives all required documents in good order (as described below). NAV is computed as of the close of business of the New York Stock Exchange (“NYSE”) each day that it is open for trading, which is typically at 4:00 p.m.
Eastern Time. Orders received before the close of business are typically priced at a Fund’s NAV per share as computed on that day. Orders received after the close of business are typically priced at a Fund’s NAV per share as computed on the next business day.
NAV per share is determined by totaling the value of all portfolio securities, cash and other assets, including accrued interest and dividends, attributable to a class, and subtracting from that all liabilities, including accrued expenses, attributable to a class. The total NAV is divided by the total number of outstanding shares of the class to determine the NAV of each share.
Securities in each Fund’s portfolio are valued primarily on market quotes, or, if quotes are not available, by a method that the Board believes would accurately reflect the securities’ fair value. Fair value pricing, for example, may be used for high-yield debt securities when available pricing information is stale or is determined for other reasons not to accurately reflect fair value.
All equity securities are valued at the close of business of the NYSE, which is usually 4:00 p.m. Eastern Time. Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Foreign securities shall be valued in U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values (as described below).

Fixed income (debt) securities with original or remaining maturities more than 60 days are typically valued at the mean of their quoted bid and asked prices. Short-term fixed income securities of sufficient credit quality with 60 days or less to maturity are typically amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.
Securities and other assets for which reliable market quotations are not readily available will be valued at their fair value as determined by the Investment Adviser under the policy and procedures adopted by, and under the general supervision of, the Board. The Investment Adviser may determine that fair value pricing is appropriate for securities that, for example, are thinly traded or illiquid, or where the Investment Adviser believes that the prices provided by a pricing service are not accurate or where such prices are not available. When fair valuation is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. For example, a Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Significant events that may impact the value of securities principally traded in foreign markets (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close and the time that a Fund calculates its NAV. Because the frequency of significant events is not predictable, fair value pricing of certain common stocks may or may not occur on a frequent basis. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause a Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
Shares of a Fund will not be priced on the days on which the NYSE is closed for trading, and on the following holidays or days on which the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
ACCOUNT RULES AND POLICIES
Mandatory Redemption
If your account in Class A or Class C of a Fund falls below $750 for any reason other than market fluctuations, we will ask you to add to your account. If your account balance is not brought up to the amount at which such mandatory redemption would apply or you do not send us other instructions, we reserve the right to redeem your shares and send you the proceeds. Before doing so, you will be given at least 60 days’ notice to bring the account up to the applicable amount.
Medallion Signature Guarantee
Medallion guarantees are only required for mailed redemption requests under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption exceeds $100,000 and includes bank account information that is not currently on file with Meridian or if all of the owners of your Fund account are not included in the registration of the bank account provided; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.
Other Documents
Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call 1‑800‑446‑6662.
Share Transfers
You may transfer shares of a Fund by delivering to the Transfer Agent: (1) a letter of instructions, signed exactly as the shares are registered by each registered owner, which identifies clearly the exact names in which the account presently is registered, the account number, the number of shares to be transferred, and the names, address and social security or tax identification number of the account to which the shares are to be transferred, (2) stock certificates, if any, which are the subject of the transfer, and (3) an instrument of assignment (“stock power”), which should specify the total number of shares to be transferred and on which the signatures of the registered owners have been guaranteed. (See “Medallion Signature Guarantee.”) Additional documents are required for transfers by corporations, executors, administrators, trustees and guardians. If you have questions about the documents required, call 1‑800‑446‑6662. If the transfer establishes a new account, you must also submit a new application. Meridian is not bound to record any transfer on the stock transfer books maintained by the Transfer Agent until the Transfer Agent has received all required documents.
Short-Term Trading Policy
The Funds are intended for long-term investors and not for those who wish to trade frequently in their shares. The Funds are not intended to accommodate frequent purchases and redemptions of shares by shareholders. Short-term trading (sometimes known as “market timing”) into and out of a Fund, particularly in larger amounts, may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may dilute the value of the holdings of other shareholders of a Fund. Short-term trading may cause a Fund to retain more cash than the portfolio manager would normally retain in order to meet unanticipated redemptions or may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those redemption or exchange requests. With this in mind, the Board has adopted a Short-Term Trading Policy (the “Policy”). Under the Policy, to discourage short-term trading in Fund shares, each Fund imposes 2.00% short-term redemption fee when shares of a Fund are redeemed (either by selling or exchanging into another Fund) within 60 days of purchase. The Policy applies to all shares of the Funds except for Class C shares.
The short-term redemption fee does not apply to: (1) shares acquired through reinvestment of dividends and other Fund distributions; (2) systematic purchases and redemptions; (3) required distributions or return of excess contributions from retirement accounts; (4) certain hardship situations such as death or disability; (5) redemptions from certain accounts held through intermediaries that have entered into an agreement with the Fund or its Distributor, including (i) certain employer-sponsored retirement plans; (ii) certain broker wrap fee and other fee‑based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Fund sufficient information to impose a redemption fee on their customers’ accounts (e.g., certain omnibus accounts where redemptions cannot be tracked to the individual shareholder); or (6) circumstances that may fall within the Funds’ short-term trading prohibitions, but which a Fund may determine in its sole discretion, including, but not limited to, limited waivers of redemption fees in order to comply with the safe harbor for “qualified investment alternatives” under the Pension Protection Act of 2006.
The Policy specifies that shares will be redeemed in the following order: first, shares acquired through reinvestment of dividends and other fund distributions; second, shares held more than 60 days; and third, shares held for 60 days or less (subject to a 2.00% short-term redemption fee). Holding periods are determined based on a first‑in, first‑out method. Shareholders will normally comply with the Funds’ policy regarding short-term trading by allowing 60 days to pass after each investment before they sell or exchange a Fund’s shares. Exchanges involve a redemption of shares and are subject to the redemption fee. The Funds may take appropriate action if shares are held longer than 60 days if the trading is disruptive for other reasons such as unusually large trade size. In addition, the Funds reserve the right to suspend or terminate your ability to make further purchases at any time, and to impose restrictions on purchases or exchanges on conditions that are more restrictive than those that are otherwise stated in this Prospectus. The Funds reserve the right to modify the terms of, or terminate, the short-term redemption fee at any time. The Funds and their agent also reserve the right to refuse any purchase order, at any time, by any investor or group of investors for any reason. The Funds acknowledge that certain intermediaries may impose short-term or frequent trading restrictions that differ from those of the Funds, including such intermediary’s own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply. The Funds, and their service providers, encourage those financial intermediaries to apply the Policy to their customers who invest indirectly in the Fund.
The Policy is subject to limitations on the Funds’ ability to detect and curtail short-term or disruptive trading practices. Shareholders seeking to engage in short-term trading practices may use a variety of strategies to avoid detection. Despite the best efforts of the Funds or their agents to prevent short-term or disruptive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail short-term trading practices. The Funds may receive purchase and redemption orders through financial intermediaries and cannot always identify or reasonably detect excessive short-term trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. The Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review the account activity, and to confirm to the Transfer Agent and the respective Fund that appropriate action has been taken to curtail any excessive trading activity. Omnibus accounts are commonly used by financial intermediaries and benefit plans. Omnibus accounts allow multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares using a single account where the identity of the individual shareholder(s) is not known to the Funds or their agents. If an individual shareholder in an omnibus account can be identified, they will be subject to the redemption fee.

Information Sharing Agreements
As required by Rule 22c‑2 under the 1940 Act, the Funds or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c‑2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Funds to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Funds as having engaged in transactions that violate the Funds’ excessive trading policies and procedures.
Identity Verification
Federal law requires Meridian, and your financial intermediary, to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification number (e.g., social security number or other taxpayer identification number). Some financial intermediaries may also require that you provide other documents to assist in verifying your identity.
Until verification of your identity is made, the Funds may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Your financial intermediary may temporarily limit additional share purchases or even close an account if they are unable to verify your identity. Please contact your financial intermediary if you need assistance or would like to receive additional information regarding identity verification.
Policy Regarding Disclosure of Portfolio Holdings
A description of the Funds’ policies regarding disclosure of the Funds’ portfolio holdings can be found in the Funds’ SAI and on the Funds’ website at www.arrowmarkpartners.com/meridian.
Householding
In order to reduce shareholder expenses, we may, if prior consent has been provided, mail only one copy of the Funds’ Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call 1‑800‑446‑6662. If your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies with the next scheduled mailing.
HOW TO PURCHASE SHARES
Generally, purchases of Class A shares, Class C and Investor Class shares may only be made through institutional channels such as financial intermediaries and retirement accounts. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Funds, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of shares. The Funds have only authorized certain financial intermediaries to receive purchase orders on the Funds’ behalf. As discussed above, pursuant to agreements with certain intermediaries, the

Investment Adviser and/or Distributor may pay commissions or fees to those intermediaries for their role in the attraction and retention of shareholders to the Funds. When considering Fund recommendations made by these intermediaries, you should consider such arrangements.
Meridian may, from time to time, accept telephone purchase orders from broker dealers and institutions previously approved by Meridian. Meridian does not have a sales or service charge but those broker dealers may charge you for their services.
Because the Funds are not intended for frequent trading, the Funds reserve the right to reject any purchase order, including exchange purchases, for any reason. For more information about the Funds’ policies on frequent trading, refer to “Short Term Trading Policy”.
If you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. The Fund may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity.
Keeping You Informed
As a shareholder, you will be sent the following communications:

•	confirmation statements; account statements (mailed after the close of each calendar quarter);

•	annual and semi-annual reports (mailed approximately 60 days after June 30 and December 31);

•	a 1099 tax form (mailed by the deadline established by the Internal Revenue Service (“IRS”)); and
•	a copy of the Fund’s annually updated Prospectus (mailed to existing shareholders in the fall of each year).
Automatic Investment Plan.    The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in a Fund, provided that your purchases meet the applicable minimum subsequent investment requirement and that the plan be available for shareholders of the Fund in which you are invested. To learn more about the plan and to begin participating in this plan, please call 1‑800‑446‑6662. In addition, you may arrange for periodic purchases by authorizing your financial intermediary to debit the amount of your investment from your bank account on a day or days you specify. Contact your financial intermediary or a representative of the Distributor, if applicable, for details. Not all financial intermediaries provide this plan. The Funds may alter, modify or terminate this plan at any time.
Automated Clearing House Purchases.    Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Funds requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.
You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Funds may alter, modify or terminate this purchase option at any time.
Shares purchased by check or via ACH will not be available for redemption until payment for such shares has been received by the Fund. For shares purchased via check, it may take up to 15 business days for a check to clear and the Fund to receive payment. For shares purchased via ACH, it may take up to 60 days for the Fund to receive payment.
EXCHANGES BETWEEN FUNDS
In general, you may exchange shares between Funds on any day the NYSE is open for regular trading, subject to eligibility and other requirements. Contact your financial intermediary or consult your plan documents for information on exchanging into other Funds. As with any investment, be sure to read the prospectus of any Fund(s) into which you are exchanging. An exchange from one such fund to another is generally a taxable transaction (except for certain tax‑advantaged accounts) and has the same tax consequences as ordinary purchases and redemptions. The Funds and the Transfer Agent employ reasonable procedures, including providing written confirmations, to confirm that the instructions received from any person with appropriate account information are genuine. Exchange redemptions and purchases are processed simultaneously at the Fund’s next determined NAV per share after the exchange order is received in good order. (See “Pricing of Fund Shares.”)
Exchanges are subject to the following conditions:

•	You may generally exchange shares of a Fund for shares of the same class of any of the other Funds sold by or available through your financial intermediary or qualified plan.

•	The Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	The exchange privilege is not intended as a vehicle for short-term or frequent trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in such Fund in a 30‑day period and may bar future purchases in such Fund or the Funds. The Funds will work with intermediaries to apply the Funds’

exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds’ policy on frequent trading, refer to “Short-Term Trading Policy.”

•	Under certain circumstances exchanges between certain classes of shares of the same Fund may be permitted. Such exchanges may be subject to a CDSC, a redemption fee or other fees, at the discretion of the Fund. Any such exchange and any CDSC, redemption fee or other fees may be waived for certain intermediaries that have entered into an agreement with the Distributor.
Exchange services are available only in states where the Fund to be purchased may be legally offered and may be terminated or modified at any time upon 60 days’ written notice.
EXCHANGES BETWEEN SHARE CLASSES
Fund shareholders may transfer shares between the Class A, Class C, Investor Class shares and other share classes of a Fund. Share class transfers must generally meet the minimum investment requirements described in “Purchase and Sale of Fund Shares” in the applicable prospectuses, though the Funds reserve the right to waive or change investment minimums. Such exchanges may be subject to a CDSC, a redemption fee or other fees, at the discretion of the Funds. Any such exchanges and any CDSC, redemption fee or other fees may be waived for certain intermediaries that have entered into an agreement with the Adviser. A share class transfer between shares of a single Fund is generally not considered a taxable transaction and is not subject to a short-term redemption fee, although certain tax reporting requirements may apply to significant holders as discussed in the SAI under “FEDERAL INCOME TAXES — Transfers between Classes of Funds”. You may request a share class transfer by telephone or by mail. Please call the Funds’ transfer agent, BNY Mellon Investment Servicing (US) Inc., at 1‑800‑446‑6662 for more information.

Waiver of Sales Charge
The sales charge will be waived on any Class A shares received through an exchange of Class A shares of any of the Funds, which includes the Legacy Class shares and the Investor Class shares of the Funds. Class A shares or Class C shares received through an exchange of Class A shares or Class C shares, respectively, of another Fund will not be subject to any applicable CDSC at the time of the exchange. Any CDSC applicable to redemptions of Class A shares or Class C shares will continue to be measured on the shares received by exchange from the date of your original purchase. For more information about the CDSC, please refer to “How to Redeem.” Unlike Class A shares, Class C shares do not have any front‑end sales charges; however, their higher annual operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front‑end sales charge.
HOW TO REDEEM
Generally, redemptions may only be effected through financial intermediaries, retirement platforms and certain institutional investors, as applicable and described above. It is possible that your financial intermediary charges a processing or service fee in connection with the redemption of shares. Contact your financial intermediary or refer to the appropriate plan documents for details.
Shares of the Funds are redeemable on any day the NYSE Market is open. Redemptions are duly processed at the NAV next calculated after receipt of the redemption order by the Funds or their agents. Redemption proceeds, less any applicable CDSC for Class A shares or Class C shares will typically be sent within one to two business days following receipt of the redemption order but may take up to seven days.
The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days.
Additionally, the right to require the Funds to redeem your shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.
Systematic Withdrawal Plan
Once you have established an account with $5,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). The maximum annual rate, at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the NAV of the account. Call 1‑800‑446‑6662 to request a form to start a systematic withdrawal plan.
Redemption Price and Conditions
All shares of a Fund may be redeemed at the next NAV per share of the Fund determined after receipt of a redemption request in good order received by the Transfer Agent by mail or telephone as described above. Because the NAV of a Fund’s shares will fluctuate as a result of changes in the market value of the securities it owns, the amount you receive upon redemption may be more or less than the amount you paid for the shares. (See “Pricing of Fund Shares.”) Payment for shares redeemed in writing or by telephone, if in good order, will be made promptly after receipt, but not later than seven business days after the valuation date. Under normal conditions, each Fund imposes a 2.00% short-term redemption fee when shares of a Fund are redeemed within 60 days of purchase (see “Short-Term Trading Policy”). The Short Term Trading Policy applies to all shares of the Funds except for Class C shares.

Requests for redemption which are subject to any special conditions or which specify an effective date other than as provided in this Prospectus cannot be accepted.
Although the Funds generally intend to pay redemption proceeds in cash, a Fund may redeem some or all of its shares in kind under certain circumstances such as to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, in connection with the liquidation of a Fund, or a lack of liquidity in the Fund’s portfolio to meet redemptions. This means that the redemption proceeds will be paid in assets from a Fund’s portfolio by delivery of securities selected from its assets at the Fund’s discretion. If a Fund redeems your shares in kind, you may bear transaction costs and may bear market risks until such assets are converted into cash. In kind redemption proceeds could include illiquid securities. As described in the SAI, illiquid securities are those that a Fund cannot reasonably expect to receive approximately the amount the Fund values those securities within seven days.
Investment dealers handling redemption transactions may charge you for the service. Requests for redemptions will be honored but payment will be withheld until checks (including certified checks) received for the shares purchased have cleared, which can take as long as fifteen calendar days from date of purchase.
Contingent Deferred Sales Charge and Waivers
A 1.00% Contingent Deferred Sales Charge CDSC will be deducted with respect to Class C shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class C shares redeemed, as applicable.
There are certain cases in which you will be exempt from a CDSC charged to Class C shares. Among others, these include:

•	The death or disability of an account owner and to honor a qualified domestic relationships order (QDRO);

•	Retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with the Distributor to waive CDSCs for such accounts;

•	Retirement accounts taking required minimum distributions;

•	The redemption of Class C shares acquired through reinvestment of Fund dividends or distributions;

•	The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class C shares during the period during which the CDSC applied;

•	If the Fund chooses to liquidate or involuntarily redeem shares in your account; or

•	If a financial intermediary elects to not receive the initial 1% commission and is receiving 12b‑1 fees beginning on the first month following the purchase of Class C shares as such fees accrue, where an agreement is in place between the financial intermediary and the Distributor.
To keep the CDSC as low as possible, Class C shares not subject to any CDSC will be redeemed first, followed by shares held longest.
Class A Shares Reinstatement Privilege
After you have redeemed Class A shares, you have a onetime right to reinvest the proceeds within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A shares.

DISTRIBUTIONS AND TAX STATUS

DISTRIBUTIONS
Each Fund intends to declare and pay distributions from the Fund’s net investment income, if any, annually. The amount depends on earnings, the financial condition of the Fund and other factors. Each Fund will also distribute any net realized capital gains to shareholders annually. A Fund may make additional distributions of any net investment income or net realized capital gains near or following the end of the calendar year. All distributions will be automatically reinvested in additional shares unless you elect to receive payment in cash. The NAV of shares will be reduced by the amount of your distributions.
If you purchase Fund shares shortly before the record date for a distribution, you will pay the full price for the shares and receive some portion of the price back as a taxable distribution. Similarly, if you purchase shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation, which may result in future taxable distributions.
Undeliverable Distribution Checks
If you choose to receive distributions in cash and distribution checks are returned and marked as “undeliverable” or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be cancelled and the money reinvested in the Fund. No interest is paid during the time the check is outstanding.
Cost Basis Reporting
Mutual funds are required to report to the IRS the “cost basis” of shares acquired by a shareholder on or after January 1, 2012 (“covered shares”) and subsequently redeemed, along with holding period information, as well as the gross proceeds from the sale of fund shares regardless of when acquired. These requirements do not apply to investments through a tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement plan. The cost basis of a share is generally its purchase price adjusted for returns of capital and other corporate actions. Cost basis is used to determine whether a sale of the shares results in a gain or loss. If you redeem covered shares during any year, then the Fund will report the cost basis of such covered shares to the IRS and you on Form 1099‑B.
The Funds will permit you to elect from among several IRS‑accepted cost basis methods to calculate the cost basis of your covered shares. If you do not affirmatively elect a cost basis method, then the Fund’s default cost basis calculation method will be applied to your account(s). The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares.
If you hold Fund shares through a broker (or another nominee), please contact that broker (nominee) with respect to the reporting of cost basis and available elections for your account.
You are encouraged to consult your tax advisor regarding the application of the cost basis reporting rules and, in particular, which cost basis calculation method you should elect.
FEDERAL INCOME TAXES
This discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus. It does not apply to tax‑exempt or foreign shareholders (as defined in the SAI) or those holding Fund shares through a tax‑advantaged account, such as a 401(k) Plan or IRA. This discussion summarizes only some of the important federal income tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation, including the federal, state, local and foreign tax consequences to you of an investment in a Fund. Additional federal income tax considerations are discussed in the SAI.
Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Code. This discussion assumes that each Fund will so qualify and will satisfy the distribution requirements under Subchapter M. There can be no guarantee that these assumptions will be correct. By qualifying as a regulated investment company, a Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Each Fund intends to distribute to the Fund’s shareholders substantially all of the Fund’s net investment income and net realized capital gains, if any.
Distributions
Distributions to you of a Fund’s ordinary income and net short-term capital gain, if any, generally are taxable as ordinary income. Distributions to you of a Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain regardless of how long you have held your shares.
Currently, an individual’s net long-term capital gain is subject to a maximum federal income tax rate of 20% (in addition to the 3.8% Medicare tax described below). Also, if you are an individual or other noncorporate Fund shareholder, distributions attributable to dividends received by certain Funds from their investments in U.S. and certain foreign corporations will result in qualified dividend income, which is subject to a maximum tax rate of 20% (also in addition to the 3.8% Medicare tax described below), as long as certain holding period requirements are met by you for your Fund shares and by the Funds for their investments in the stock producing such dividends and certain other requirements are satisfied.
In general, distributions from a Fund are taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. You will be notified in January of each year about the federal tax status of distributions made by the Funds for the prior year.
If a Fund invests in stock of a real-estate investment trust (a “REIT”), it may be eligible to pay “section 199A dividends” to its shareholders with respect to certain dividends received by it from its investment in REITs. For taxable years beginning before 2026, section 199A dividends are taxable to individual and other noncorporate shareholders at a reduced effective federal income tax rate, provided that certain holding period requirements and other conditions are satisfied.
Redeeming and Exchanging Shares
Your redemptions (including redemptions in‑kind) and exchanges of shares of different Funds will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. All or a portion of capital losses realized on the redemption or exchange of Fund shares may be disallowed if you invest (or agree to invest) in substantially identical securities within 30 days before or after the redemption or exchange.
Foreign Securities
The Funds’ investments in foreign securities may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions. A Fund may hold securities in entities that are passive foreign investment companies for U.S. federal income tax purposes. A Fund may make certain tax elections with respect to an investment in a passive foreign investment company, which may result in an acceleration of the recognition of income and/or the recognition of ordinary income. For more information, see the SAI under “FEDERAL INCOME TAXES — Taxation of Fund Investments.” The Funds may incur foreign taxes in connection with some of their foreign investments. In general, shareholders cannot deduct or claim a credit for these taxes.
Surtax on Net Investment Income
An additional 3.8% Medicare tax will be imposed on certain net investment income (including dividend income and capital gains received from a Fund as well as net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a certain threshold.
Backup Withholding
A Fund may be required to “back‑up” withhold a portion of your distributions and redemption proceeds if you have not provided the Fund your taxpayer identification number in compliance with IRS rules and certified that you are not subject to back‑up withholding. The backup withholding tax rate is currently 24%. To avoid back‑up withholding, make sure you provide your correct tax identification number (Social Security number for most investors) and appropriate certification on your account application. If you do not provide us with a correct taxpayer identification number, you may be subject to IRS penalties. The IRS may also instruct a Fund that you are subject to back‑up withholding.
Investors should consult with their tax advisers regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). Prior to July 1, 2015, Class A was known as the Advisor Class. The information provided has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual reports and is available upon request and incorporated by reference in the SAI.
MERIDIAN GROWTH FUND FINANCIAL HIGHLIGHTS

Class A	FOR THE FISCAL YEAR ENDED JUNE 30,
	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$53.12	$34.45	$38.38	$43.88	$39.29

Income (loss) from investment operations:

Net investment loss[1]	(0.34)	(0.37)	(0.16)	(0.13)	(0.21)

Net realized and unrealized gain (loss)	(13.22)	19.46	(0.22)	0.06	7.74

Net increase (decrease) from investment operations	(13.56)	19.09	(0.38)	(0.07)	7.53

Less distributions to shareholders:

Distributions from net realized capital gains	(7.40)	(0.42)	(3.55)	(5.43)	(2.94)

Total distributions to shareholders	(7.40)	(0.42)	(3.55)	(5.43)	(2.94)

Redemption fees	0.00	0.00 [2]	0.00 [2]	0.00	0.00 [2]

Net asset value, end of year	$32.16	$53.12	$34.45	$38.38	$43.88

Total return[3]	(29.43)%	55.62%	(1.72)%[4]	2.64%[4]	19.81%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.75)%[5]	(0.82)%[5]	(0.45)%	(0.32)%	(0.51)%
Ratio of expenses to average net assets	1.17%[5]	1.16%[5]	1.17%	1.15%	1.15%
Supplemental Data
Net Assets, End of Year (000’s)	$4,163	$6,045	$4,731	$6,707	$15,701
Portfolio Turnover Rate	42%	30%	47%	35%	47%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.
[5]
These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments as contained in the Annual Report to shareholders for the fiscal year ended June 30, 2022.

MERIDIAN GROWTH FUND FINANCIAL HIGHLIGHTS

	FOR THE FISCAL YEAR ENDED JUNE 30,

Class C	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$51.42	$33.60	$37.76	$43.56	$39.30

Income (loss) from investment operations:

Net investment loss[1]	(0.64)	(0.66)	(0.40)	(0.43)	(0.52)

Net realized and unrealized gain (loss)	(12.65)	18.90	(0.21)	0.06	7.72

Net increase (decrease) from investment operations	(13.29)	18.24	(0.61)	(0.37)	7.20

Less distributions to shareholders:

Distributions from net realized capital gains	(7.40)	(0.42)	(3.55)	(5.43)	(2.94)

Total distributions to shareholders	(7.40)	(0.42)	(3.55)	(5.43)	(2.94)

Redemption fees	0.00	0.00	0.00	0.00	0.00 [2]

Net asset value, end of year	$30.73	$51.42	$33.60	$37.76	$43.56

Total return[3]	(29.91)%	54.49%	(2.40)%[4]	1.94%[4]	18.90%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.44)%[5]	(1.53)%[5]	(1.15)%	(1.08)%	(1.27)%
Ratio of expenses to average net assets	1.87%[5]	1.87%[5]	1.87%	1.87%	1.90%
Supplemental Data
Net Assets, End of Year (000’s)	$1,459	$2,899	$2,188	$2,914	$3,384
Portfolio Turnover Rate	42%	30%	47%	35%	47%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.
[5]
These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments as contained in the Annual Report to shareholders for the fiscal year ended June 30, 2022.

MERIDIAN GROWTH FUND FINANCIAL HIGHLIGHTS

	FOR THE FISCAL YEAR ENDED JUNE 30,

Investor Class	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$54.83	$35.46	$39.29	$44.66	$39.86

Income (loss) from investment operations:

Net investment loss[1]	(0.23)	(0.20)	(0.05)	(0.06)	(0.13)

Net realized and unrealized gain (loss)	(13.74)	19.99	(0.23)	0.13	7.87

Net increase (decrease) from investment operations	(13.97)	19.79	(0.28)	0.07	7.74

Less distributions to shareholders:

Distributions from net investment income	0.00	0.00	0.00	(0.01)	0.00

Distributions from net realized capital gains	(7.40)	(0.42)	(3.55)	(5.43)	(2.94)

Total distributions to shareholders	(7.40)	(0.42)	(3.55)	(5.44)	(2.94)

Redemption fees	0.00	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Net asset value, end of year	$33.46	$54.83	$35.46	$39.29	$44.66

Total return	(29.25)%	56.01%	(1.42)%[3]	2.95%[3]	20.06%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.50)%[4]	(0.47)%[4]	(0.13)%	(0.14)%	(0.31)%
Ratio of expenses to average net assets	0.92%[4]	0.87%[4]	0.86%	0.87%	0.95%
Supplemental Data
Net Assets, End of Year (000’s)	$40,639	$62,145	$280,414	$362,613	$103,643
Portfolio Turnover Rate	42%	30%	47%	35%	47%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.
[4]
These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments as contained in the Annual Report to shareholders for the fiscal year ended June 30, 2022.

MERIDIAN CONTRARIAN FUND FINANCIAL HIGHLIGHTS

	FOR THE FISCAL YEAR ENDED JUNE 30,

Class A	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$48.85	$30.83	$34.94	$44.26	$39.19

Income (loss) from investment operations:

Net investment income (loss)[1]	(0.17)	(0.21)	0.01	0.05	0.04

Net realized and unrealized gain (loss)	(7.17)	20.17	(1.57)	(1.60)	9.44

Net increase (decrease) from investment operations	(7.34)	19.96	(1.56)	(1.55)	9.48

Less distributions to shareholders:

Distributions from net investment income	0.00	(0.82)	(0.06)	(0.37)	0.00

Distributions from net realized capital gains	(6.49)	(1.12)	(2.49)	(7.40)	(4.41)

Total distributions to shareholders	(6.49)	(1.94)	(2.55)	(7.77)	(4.41)

Redemption fees	0.02	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$35.04	$48.85	$30.83	$34.94	$44.26

Total return[3]	(17.40)%	66.22%	(5.22)%	(0.42)%	25.17%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	(0.38)%	(0.51)%	0.04%	0.12%	0.09%
Ratio of expenses to average net assets:

Total expenses	1.46%	1.43%	1.48%	1.48%	1.60%

Excluding recoupment of past waived fees	1.46%	1.43%	1.48%	1.48%	1.41%
Supplemental Data
Net Assets, End of Year (000’s)	$2,057	$3,403	$1,648	$4,572	$7,097
Portfolio Turnover Rate	57%	72%	76%	57%	49%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.

MERIDIAN CONTRARIAN FUND FINANCIAL HIGHLIGHTS

	FOR THE FISCAL YEAR ENDED JUNE 30,

Class C	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$47.38	$30.13	$34.37	$43.77	$39.00

Income (loss) from investment operations:

Net investment loss[1]	(0.43)	(0.53)	(0.17)	(0.18)	(0.05)

Net realized and unrealized gain (loss)	(6.91)	19.69	(1.58)	(1.60)	9.23

Net increase (decrease) from investment operations	(7.34)	19.16	(1.75)	(1.78)	9.18

Less distributions to shareholders:

Distributions from net investment income	0.00	(0.79)	0.00	(0.22)	0.00

Distributions from net realized capital gains	(6.49)	(1.12)	(2.49)	(7.40)	(4.41)

Total distributions to shareholders	(6.49)	(1.91)	(2.49)	(7.62)	(4.41)

Redemption fees	0.01	0.00	0.00	0.00	0.00

Net asset value, end of year	$33.56	$47.38	$30.13	$34.37	$43.77

Total return[2]	(18.01)%	65.03%	(5.86)%[3]	(1.06)%[3]	24.46%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.06)%	(1.27)%	(0.55)%	(0.50)%	(0.13)%
Ratio of expenses to average net assets	2.19%	2.16%	2.17%	2.14%	2.14%
Supplemental Data
Net Assets, End of Year (000’s)	$403	$193	$49	$49	$25
Portfolio Turnover Rate	57%	72%	76%	57%	49%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Excludes the effects of any sales charges.
[3]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.

MERIDIAN CONTRARIAN FUND FINANCIAL HIGHLIGHTS

	FOR THE FISCAL YEAR ENDED JUNE 30,

Investor Class	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$49.77	$31.37	$35.63	$44.90	$39.61

Income (loss) from investment operations:

Net investment income (loss)[1]	(0.05)	(0.11)	0.12	0.18	0.35

Net realized and unrealized gain (loss)	(7.34)	20.54	(1.61)	(1.63)	9.35

Net increase (decrease) from investment operations	(7.39)	20.43	(1.49)	(1.45)	9.70

Less distributions to shareholders:

Distributions from net investment income	0.00	(0.91)	(0.28)	(0.42)	0.00

Distributions from net realized capital gains	(6.49)	(1.12)	(2.49)	(7.40)	(4.41)

Total distributions to shareholders	(6.49)	(2.03)	(2.77)	(7.82)	(4.41)

Redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00

Net asset value, end of year	$35.89	$49.77	$31.37	$35.63	$44.90

Total return	(17.21)%	66.65%	(4.96)%	(0.11)%	25.44%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	(0.11)%	(0.28)%	0.37%	0.45%	0.81%
Ratio of expenses to average net assets:

Total expenses	1.18%	1.19%	1.19%	1.18%	1.35%

Excluding recoupment of past waived fees	1.18%	1.19%	1.19%	1.18%	1.18%
Supplemental Data
Net Assets, End of Year (000’s)	$11,088	$5,690	$1,936	$3,484	$3,916
Portfolio Turnover Rate	57%	72%	76%	57%	49%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.

MERIDIAN HEDGED EQUITY FUND FINANCIAL HIGHLIGHTS

	FOR THE FISCAL YEAR ENDED JUNE 30,

Class A	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$17.48	$14.97	$18.31	$18.48	$13.52

Income (loss) from investment operations:

Net investment loss[1]	(0.10)	(0.11)	(0.08)	(0.21)	(0.02)

Net realized and unrealized gain (loss)	(1.68)	4.76	2.61	1.59	5.16

Net increase (decrease) from investment operations	(1.78)	4.65	2.53	1.38	5.14

Less distributions to shareholders:

Distributions from net investment income	0.00	0.00	0.00	0.00	(0.18)

Distributions from net realized capital gains	(3.76)	(2.14)	(5.88)	(1.55)	0.00

Total distributions to shareholders	(3.76)	(2.14)	(5.88)	(1.55)	(0.18)

Redemption fees	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$11.94	$17.48	$14.97	$18.31	$18.48

Total return[3]	(13.80)%	32.78%	15.39%[4]	10.87%[4]	38.24%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.63)%	(0.66)%	(0.50)%	(1.27)%	(0.11)%
Ratio of expenses to average net assets:

Total expenses	1.54%	1.60%	1.64%	2.00%	1.84%

Before fees waived and excluding recoupment of past waived fees	1.53%	1.57%	1.64%	2.00%	1.78%

After fees waived and excluding recoupment of past waived fees[5]	1.53%	1.57%	1.61%	2.00%	1.78%

After fees waived and excluding recoupment of past waived fees and interest and dividend expenses	1.53%	1.57%	1.60%	1.55%	1.55%
Supplemental Data
Net Assets, End of Year (000’s)	$1,844	$2,117	$1,770	$3,200	$5,730
Portfolio Turnover Rate	74%	96%	140%	47%	49%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.
[5]	See Note 6 to Financial Statements as contained in the Annual Report to shareholders for the fiscal year ended June 30, 2022.

MERIDIAN HEDGED EQUITY FUND FINANCIAL HIGHLIGHTS

	FOR THE FISCAL YEAR ENDED JUNE 30,

Class C	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$17.13	$14.76	$18.17	$18.44	$13.47

Income (loss) from investment operations:

Net investment loss[1]	(0.15)	(0.17)	(0.11)	(0.27)	(0.09)

Net realized and unrealized gain (loss)	(1.65)	4.68	2.58	1.55	5.14

Net increase (decrease) from investment operations	(1.80)	4.51	2.47	1.28	5.05

Less distributions to shareholders:

Distributions from net investment income	0.00	0.00	0.00	0.00	(0.08)

Distributions from net realized capital gains	(3.76)	(2.14)	(5.88)	(1.55)	0.00

Total distributions to shareholders	(3.76)	(2.14)	(5.88)	(1.55)	(0.08)

Redemption fees	0.00	0.00	0.00	0.00	0.00 [2]

Net asset value, end of year	$11.57	$17.13	$14.76	$18.17	$18.44

Total return[3]	(14.23)%	32.27%	15.08%	10.31%	37.61%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.05)%	(1.05)%	(0.77)%	(1.60)%	(0.55)%
Ratio of expenses to average net assets:

Total expenses	2.17%	2.20%	2.25%	2.35%	2.24%

Before fees waived and excluding recoupment of past waived fees	2.17%	2.20%	2.25%	2.32%	2.25%

After fees waived and excluding recoupment of past waived fees[4]	2.00%	2.00%	2.02%	2.32%	2.24%

After fees waived and excluding recoupment of past waived fees and interest and dividend expenses	2.00%	2.00%	2.00%	1.97%	2.00%
Supplemental Data
Net Assets, End of Year (000’s)	$58	$10	$30	$2	$2
Portfolio Turnover Rate	74%	96%	140%	47%	49%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	See Note 6 to Financial Statements as contained in the Annual Report to shareholders for the fiscal year ended June 30, 2022.

MERIDIAN HEDGED EQUITY FUND FINANCIAL HIGHLIGHTS

	FOR THE FISCAL YEAR ENDED JUNE 30,

Investor Class	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$17.76	$15.12	$18.40	$18.61	$13.60

Income (loss) from investment operations:

Net investment income (loss)[1]	(0.04)	(0.04)	(0.03)	(0.18)	0.09

Net realized and unrealized gain (loss)	(1.74)	4.81	2.62	1.60	5.10

Net increase (decrease) from investment operations	(1.78)	4.77	2.59	1.42	5.19

Less distributions to shareholders:

Distributions from net investment income	0.00	0.00	0.00	(0.08)	(0.18)

Distributions from net realized capital gains	(3.76)	(2.14)	(5.88)	(1.55)	0.00

Total distributions to shareholders	(3.76)	(2.14)	(5.88)	(1.63)	(0.18)

Redemption fees	0.00	0.01	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$12.22	$17.76	$15.12	$18.40	$18.61

Total return	(13.55)%	33.37%	15.65%	11.22%[3]	38.34%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	(0.27)%	(0.26)%	(0.17)%	(1.05)%	0.58%
Ratio of expenses to average net assets:

Total expenses	1.19%	1.20%	1.35%	1.70%	1.59%

Excluding recoupment of past waived fees	1.19%	1.20%	1.35%	1.70%	1.47%

Excluding recoupment of past waived fees and interest and dividend expenses	1.19%	1.20%	1.34%	1.22%	1.24%
Supplemental Data
Net Assets, End of Year (000’s)	$2,031	$1,957	$1,681	$1,014	$1,060
Portfolio Turnover Rate	74%	96%	140%	47%	49%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.

MERIDIAN SMALL CAP GROWTH FUND FINANCIAL HIGHLIGHTS

	FOR THE FISCAL YEAR ENDED JUNE 30,

Class A	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$22.62	$14.33	$15.42	$17.76	$14.89

Income (loss) from investment operations:

Net investment loss[1]	(0.21)	(0.20)	(0.11)	(0.12)	(0.13)

Net realized and unrealized gain (loss)	(5.74)	8.88	(0.05)	(0.44)	3.67

Net increase (decrease) from investment operations	(5.95)	8.68	(0.16)	(0.56)	3.54

Less distributions to shareholders:

Distributions from net realized capital gains	(5.36)	(0.39)	(0.93)	(1.78)	(0.67)

Total distributions to shareholders	(5.36)	(0.39)	(0.93)	(1.78)	(0.67)

Redemption fees	0.00 [2]	0.00	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$11.31	$22.62	$14.33	$15.42	$17.76

Total return[3]	(32.63)%	61.05%	(1.59)%	(1.81)%[4]	24.34%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.22)%[5]	(1.10)%[5]	(0.80)%	(0.74)%	(0.82)%
Ratio of expenses to average net assets	1.49%[5]	1.48%[5]	1.49%	1.44%	1.41%
Supplemental Data
Net Assets, End of Year (000’s)	$20,946	$35,335	$33,878	$45,376	$89,306
Portfolio Turnover Rate	45%	32%	40%	43%	44%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.
[5]
These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments as contained in the Annual Report to shareholders for the fiscal year ended June 30, 2022.

MERIDIAN SMALL CAP GROWTH FUND FINANCIAL HIGHLIGHTS

	FOR THE FISCAL YEAR ENDED JUNE 30,

Class C	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$21.68	$13.84	$15.02	$17.46	$14.76

Income (loss) from investment operations:

Net investment loss[1]	(0.31)	(0.32)	(0.21)	(0.24)	(0.25)

Net realized and unrealized gain (loss)	(5.42)	8.55	(0.04)	(0.42)	3.62

Net increase (decrease) from investment operations	(5.73)	8.23	(0.25)	(0.66)	3.37

Less distributions to shareholders:

Distributions from net realized capital gains	(5.36)	(0.39)	(0.93)	(1.78)	(0.67)

Total distributions to shareholders	(5.36)	(0.39)	(0.93)	(1.78)	(0.67)

Redemption fees	0.00	0.00	0.00 [2]	0.00 [2]	0.00

Net asset value, end of year	$10.59	$21.68	$13.84	$15.02	$17.46

Total return[3]	(33.10)%	59.94%	(2.25)%	(2.45)%	23.39%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.90)%[4]	(1.78)%[4]	(1.47)%	(1.45)%	(1.56)%
Ratio of expenses to average net assets	2.17%[4]	2.16%[4]	2.18%	2.16%	2.15%
Supplemental Data
Net Assets, End of Year (000’s)	$4,241	$8,324	$6,922	$13,255	$31,174
Portfolio Turnover Rate	45%	32%	40%	43%	44%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]
These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments as contained in the Annual Report to shareholders for the fiscal year ended June 30, 2022.

MERIDIAN SMALL CAP GROWTH FUND FINANCIAL HIGHLIGHTS

	FOR THE FISCAL YEAR ENDED JUNE 30,

Investor Class	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$23.17	$14.63	$15.70	$17.99	$15.05

Income (loss) from investment operations:

Net investment loss[1]	(0.17)	(0.15)	(0.09)	(0.09)	(0.09)

Net realized and unrealized gain (loss)	(5.92)	9.08	(0.05)	(0.42)	3.70

Net increase (decrease) from investment operations	(6.09)	8.93	(0.14)	(0.51)	3.61

Less distributions to shareholders:

Distributions from net realized capital gains	(5.36)	(0.39)	(0.93)	(1.78)	(0.67)

Total distributions to shareholders	(5.36)	(0.39)	(0.93)	(1.78)	(0.67)

Redemption fees	0.00 [2]	0.00	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$11.72	$23.17	$14.63	$15.70	$17.99

Total return	(32.44)%	61.51%	(1.43)%[3]	(1.50)%[3]	24.56%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.94)%[4]	(0.80)%[4]	(0.59)%	(0.53)%	(0.57)%
Ratio of expenses to average net assets	1.22%[4]	1.17%[4]	1.29%	1.22%	1.16%
Supplemental Data
Net Assets, End of Year (000’s)	$442,418	$920,317	$666,635	$844,975	$853,794
Portfolio Turnover Rate	45%	32%	40%	43%	44%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.
[4]
These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments as contained in the Annual Report to shareholders for the fiscal year ended June 30, 2022.

For more information about MERIDIAN FUND, INC.® the following documents are available free upon request. You can download shareholder reports and the Funds’ Statement of Additional Information at no cost from our website at www.arrowmarkpartners.com/meridian.
Annual/Semi-annual Reports:
The Funds’ Annual and Semi-annual Reports to Shareholders contain detailed information about the Funds’ portfolios.
In the Funds’ Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.
Statement of Additional Information (SAI):
The SAI provides additional information about the Funds, including operations and investment strategies. It is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.
You may obtain free copies of the reports and the SAI, request other information or make shareholder inquiries, by visiting the Meridian Fund, Inc. website at www.arrowmarkpartners.com/meridian. To request additional information or to speak with a representative of the Funds, contact us at:
MERIDIAN FUND, INC.®
P.O. Box 9792
Providence, RI 02940-9694
1‑800‑446‑6662
You can also review the Funds’ reports and SAI on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov.
Copies of this information may be obtained by submitting a request at the following E‑mail address and paying a duplication fee: publicinfo@sec.gov.
(Investment Company Act File No. 811‑04014)
Link to SAI

MERIDIAN FUND, INC.®

MERIDIAN GROWTH FUND®
LEGACY CLASS SHARES: MERDX; INSTITUTIONAL CLASS SHARES: MRRGX
MERIDIAN CONTRARIAN FUND
LEGACY CLASS SHARES: MVALX; INSTITUTIONAL CLASS SHARES: MFCRX
MERIDIAN HEDGED EQUITY FUND® (formerly, Meridian Enhanced Equity Fund)
LEGACY CLASS SHARES: MEIFX; INSTITUTIONAL CLASS SHARES: MRREX
MERIDIAN SMALL CAP GROWTH FUND
LEGACY CLASS SHARES: MSGGX; INSTITUTIONAL CLASS SHARES: MSGRX

PROSPECTUS
December 30, 2022
This Prospectus contains essential information for anyone considering an investment in the Funds.
Please read this document carefully and retain it for future reference.

ArrowMark Colorado Holdings, LLC
(the “Investment Adviser”)

website: www.arrowmarkpartners.com/meridian

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
As of the date of this prospectus, Institutional Class shares of Meridian Hedged Equity Fund and Meridian Contrarian Fund are not publicly offered. Legacy Class shares of the Funds are not offered to the public, except in limited circumstances.
Link to SAI

MERIDIAN FUND, INC.®

FUND SUMMARY

MERIDIAN GROWTH FUND
Investment Objective
The MERIDIAN GROWTH FUND seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Legacy Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) on Purchases	NONE	NONE

Maximum Deferred Sales Charge (Load)	NONE	NONE

Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.76%	0.76%

Other Expenses	0.09%	0.06%

Total Annual Fund Operating Expenses[1,2]	0.85%	0.82%

1.
The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Growth Fund so that the ratio of expenses to average net assets of the Meridian Growth Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 0.90% for the Institutional Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus. without the consent of the Board of Directors.

2.
For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture.

3	Meridian Growth Fund

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Legacy Class shares or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years

Legacy Class Shares	$87	$271	$471	$1,049

Institutional Class Shares	$84	$262	$455	$1,014

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2022, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes small- and mid‑capitalization growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. The Fund may invest in securities of companies with any capitalization across a broad range of industries, though it typically emphasizes small- and mid‑capitalization companies. These may include companies that are relatively small in terms of total assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.
Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the

Meridian Growth Fund	4

section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.
An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.
The impact of COVID‑19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre‑existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.
Small and Medium Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid‑capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.
Large Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.
Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.
Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral

5	Meridian Growth Fund

provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its assets in industrials sector and the health care sector, therefore, the Fund’s performance could be negatively impacted by events affecting these sectors.
The industrials sector may be adversely affected by, among other things, changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions.
Healthcare Sector Risk — The Fund anticipates it will typically invest a significant portion of its assets in the healthcare sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the healthcare sector. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.
Foreign Securities Risk — Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.
Performance
The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Legacy Class shares from year‑to‑year. Prior to November 1, 2013, the Fund offered a single class of shares which is now known as Legacy Class shares. The performance of the Fund’s other share class would have differed from that of Legacy Class shares only to the extent that such class has lower expenses than Legacy Class shares, which would have resulted in higher performance.
The table shows how the Fund’s average annual returns compare with those of the Russell 2500® Growth Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1‑800‑446‑6662.

Meridian Growth Fund	6

Year‑by‑Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s Legacy Class shares highest quarterly return was 32.96% (for the quarter ended June 30, 2020); and the lowest quarterly return was –30.46% (for the quarter ended March 31, 2020).
For the period January 1, 2022 through September 30, 2022, the total return of the Fund’s Legacy Class shares was –32.43%.
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN GROWTH FUND Legacy Class Shares (8/1/84)	1 Year	5 Years	10 Years	Life of Class

Return Before Taxes	15.12%	16.50%	14.07%	12.88%

Return After Taxes on Distributions	10.58%	13.72%	10.94%	10.39%

Return After Taxes on Distributions and Sale of Fund Shares[1]	10.72%	12.45%	10.46%	10.14%
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)	5.04%	17.65%	15.75%	N/A	[2]

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

[2]	Inception date of Legacy Class precedes the inception date of Russell 2500® Growth Index.

7	Meridian Growth Fund

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Management
ArrowMark Colorado Holdings, LLC.
Portfolio Managers
Chad Meade serves as a Co‑Portfolio Manager of the Fund. Mr. Meade, who joined the Investment Adviser in 2013, has served as a Co‑Portfolio Manager of the Fund since September 5, 2013.
Brian Schaub, CFA, serves as a Co‑Portfolio Manager of the Fund. Mr. Schaub, who joined the Investment Adviser in 2013, has served as a Co‑Portfolio Manager of the Fund since September 5, 2013.
Purchase and Sale of Fund Shares
The following table shows the minimum investment amounts for purchasing share classes of the Meridian Growth Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment

Legacy Class Shares[1]	$1,000	$50

Institutional Class Shares	$1,000,000	NONE

[1]	Legacy Class Shares are not offered to the public, except under certain limited circumstances.
The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.
In general, subject to share class eligibility criteria, you may purchase, redeem or exchange shares of the Funds directly with MERIDIAN FUND, INC.® on any day the New York Stock Exchange is open for regular trading, in the following ways:

Regular Mail	Express Mail	By Telephone or Wire	By Internet

MERIDIAN FUND, INC. P.O. Box 9792 Providence, RI 02940-9694	MERIDIAN FUND, INC. 4400 Computer Drive Westborough, MA 01581-1722	1‑800‑446‑6662	www.arrowmarkpartners.com/meridian.
You may also purchase, redeem or exchange shares of the Funds by contacting your advisor or other financial intermediary. If you maintain your account with a financial intermediary, you must contact that intermediary to purchase, redeem or exchange shares of the Funds in or from your account with the intermediary. The Funds will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions made through our web site if the Funds follow reasonable security procedures

Meridian Growth Fund	8

designed to verify the identity of the investor. For telephone transactions, the Funds will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, the Funds recommend the use of an Internet browser with 128‑bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify the Funds immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone or the Internet, call Shareholder Services for instructions.
Tax Information
Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. Withdrawals from such a tax‑advantaged investment plan are subject to special tax rules.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary for more information.

9	Meridian Growth Fund

FUND SUMMARY

MERIDIAN CONTRARIAN FUND
Investment Objective
The MERIDIAN CONTRARIAN FUND seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Legacy Class Shares	[1]

Maximum Sales Charge (Load) on Purchases	NONE

Maximum Deferred Sales Charge (Load)	NONE

Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%

Other Expenses	0.12%

Total Annual Fund Operating Expenses	1.12%

[1]	As of the date of this prospectus, Institutional Class shares are not publicly offered.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Legacy Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years

Legacy Class Shares	$114	$356	$617	$1,363

Meridian Contrarian Fund	10

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2022, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund invests in the stocks of businesses that are likely to have recently underperformed their peers, or the market due to what the Investment Adviser deems to be temporary operational issues. The Fund then emphasizes stocks which the Investment Adviser believes are undervalued in relation to the business’s (or issuer’s) long-term earnings power or asset value, or the stock market in general. Securities in which the Fund invests may be undervalued because of many factors, including market decline, poor economic conditions, tax‑loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. The Fund may invest in securities of companies with any capitalization across a broad range of industries. The Fund intends to invest at least 65% of its total assets in common stocks and equity-related securities (such as convertible debt securities and warrants). The Fund may invest up to 35% of its total assets in debt or fixed income securities, including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s or BB or below by S&P. The Fund may invest up to 10% of its total assets in securities rated Ca or below by Moody’s or C or below by S&P, or unrated but considered by the Investment Adviser to be of comparable quality. The Fund may also invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when (i) the Investment Adviser concludes that the company’s fundamentals are not meeting expectations; (ii) better investment opportunities exist; and/or (iii) the company’s business has improved and this, in the Investment Adviser’s opinion, is reflected in the share price.
Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.
An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.

11	Meridian Contrarian Fund

The impact of COVID‑19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre‑existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.
Large Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Small and Medium Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid‑capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.
Value Securities Risk — The market value of a value security may take longer than anticipated to rise, may decline or may fail to meet the Investment Adviser’s assessment of its potential value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.
Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.
Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.
Foreign Securities Risk — Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

Meridian Contrarian Fund	12

Debt Securities Risk — Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that the Fund may not be able to sell portfolio securities because there are too few buyers for them.
High Yield Bond Risk — Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be smaller and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
Performance
The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Legacy Class shares from year‑to‑year. Prior to November 1, 2013, the Fund offered a single class of shares which is now known as Legacy Class shares.
The table shows how the Fund’s average annual returns compare with those of the Russell 2500® Index and the Russell 2500® Value Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1‑800‑446‑6662.
Year‑by‑Year Total Returns as of 12/31

13	Meridian Contrarian Fund

During the period covered by this bar chart, the Fund’s Legacy Class shares highest quarterly return was 29.47% (for the quarter ended June 30, 2020); and the lowest quarterly return was –30.95% (for the quarter ended March 31, 2020).
For the period January 1, 2022 through September 30, 2022, the total return of the Fund’s Legacy Class shares was –23.51%.
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN CONTRARIAN FUND Legacy Class Shares (2/10/94)	1 Year	5 Years	10 Years	Life of Class

Return Before Taxes	26.12%	17.43%	15.50%	13.52%

Return After Taxes on Distributions	22.14%	14.25%	13.02%	11.60%

Return After Taxes on Distributions and Sale of Fund Shares[1]	17.90%	13.19%	12.21%	11.23%

Russell 2500® Index (reflects no deductions for fees, expenses or taxes)	18.18%	13.75%	14.15%	10.84%

Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	27.78%	9.88%	12.43%	N/A	[2]

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

[2]	Inception date of Legacy Class precedes the inception date of Russell 2500® Value Index.
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Management
ArrowMark Colorado Holdings, LLC.
Portfolio Managers
James England, CFA, serves as Portfolio Manager of the Fund. Mr. England, who joined the Investment Adviser in 2013 when it acquired the asset management business of the previous investment adviser to the Fund, where he worked as an investment professional since 2001, has served as a Portfolio Manager of the Fund since December 2003.

Meridian Contrarian Fund	14

Purchase and Sale of Fund Shares
The following table shows the minimum investment amounts for purchasing share classes of the Meridian Contrarian Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment

Legacy Class Shares[1]	$1,000	$50

[1]	Legacy Class Shares are not offered to the public, except under certain limited circumstances.
The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.
In general, subject to share class eligibility criteria, you may purchase, redeem or exchange shares of the Funds directly with MERIDIAN FUND, INC.® on any day the New York Stock Exchange is open for regular trading, in the following ways:

Regular Mail	Express Mail	By Telephone or Wire	By Internet

MERIDIAN FUND, INC. P.O. Box 9792 Providence, RI 02940-9694	MERIDIAN FUND, INC. 4400 Computer Drive Westborough, MA 01581-1722	1‑800‑446‑6662	www.arrowmarkpartners.com/meridian.
You may also purchase, redeem or exchange shares of the Funds by contacting your advisor or other financial intermediary. If you maintain your account with a financial intermediary, you must contact that intermediary to purchase, redeem or exchange shares of the Funds in or from your account with the intermediary. The Funds will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions made through our web site if the Funds follow reasonable security procedures designed to verify the identity of the investor. For telephone transactions, the Funds will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, the Funds recommend the use of an Internet browser with 128‑bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify the Funds immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone or the Internet, call Shareholder Services for instructions.
Tax Information
Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. Withdrawals from such a tax‑advantaged investment plan are subject to special tax rules.

15	Meridian Contrarian Fund

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary for more information.

Meridian Contrarian Fund	16

FUND SUMMARY

MERIDIAN HEDGED EQUITY FUND (formerly, Meridian Enhanced Equity Fund)
Investment Objective
The MERIDIAN HEDGED EQUITY FUND seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Legacy Class Shares	[1]

Maximum Sales Charge (Load) on Purchases	NONE

Maximum Deferred Sales Charge (Load)	NONE

Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%

Other Expenses	0.35%

Total Annual Fund Operating Expenses[2,3]	1.20%

[1]	As of the date of this prospectus, Institutional Class shares are not publicly offered.
[2]
The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Hedged Equity Fund so that the ratio of expenses to average net assets of the Meridian Hedged Equity Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 1.25% for the Legacy Class. This expense limitation may not be amended or withdrawn until one year after the date of this prospectus without the consent of the Board of Directors.

[3]
For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture.

17	Meridian Hedged Equity Fund

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Legacy Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years

Legacy Class Shares	$122	$381	$660	$1,455

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2022, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of equity securities of U.S. companies that have the potential for capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in long or short positions in equity securities. Equity securities include, but are not limited to, common and preferred stocks as well as convertible securities, such as options, in domestic and foreign companies. The Fund often sells exchange traded call options against 40% to 60% of the underlying equity holdings. This hedging strategy seeks to use the option premiums collected, cash flow and income to the Fund, to reduce risk and volatility associated with typical long-only equity investment strategies. The Fund may invest in securities of companies with any capitalization across a broad range of industries. These may include companies that are relatively small in terms of assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund may also invest its assets in debt or fixed income securities including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard and Poor’s Ratings Services (“S&P”) or are in default or unrated but of comparable quality as determined by the Investment Adviser. The Fund generally sells investments when the Investment Adviser concludes that the long-term growth prospects of the company have deteriorated, or the issuer’s circumstances or the political or economic outlook relative to the security have changed, and better investment opportunities exist in other securities.

Meridian Hedged Equity Fund	18

Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.
An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.
The impact of COVID‑19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre‑existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.
Small and Medium Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid-capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.
Large Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital along with income as a component of total return. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.
Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.
Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more

19	Meridian Hedged Equity Fund

susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its assets in the information technology (IT) sector and, therefore, the Fund’s performance could be negatively impacted by events affecting this sector.
The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. The IT sector may be adversely affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
Options Risk — The success of the Fund’s investment in options depends upon many factors, such as the price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors. These factors may change rapidly over time.
The principal risk associated with writing put options, is that the Fund assumes the risk that it will have to purchase the underlying security at an exercise price that may be higher than the market price of the security. If the market price of the underlying security declines, the Fund would expect to suffer a loss. However, the premium the Fund received for writing the put should offset a portion of the decline.
The principal risk associated with purchasing options is that price valuations or market movements may not justify purchasing the options, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid (i.e., incur the cost of the options but not the attendant benefits).
The principal risk associated with writing covered call options is that the Fund will be required to sell the underlying security (i.e., have the security “called”) and, therefore, will not participate in gains if the stock price exceeds the exercise price generally at the expiration date of the option.
The Fund’s investment in options may also result in reduced flexibility in purchases and sales of portfolio securities. Because the Fund may hold the securities underlying the options held or sold by the Fund, the Fund may be less likely to sell such securities in its portfolio to take advantage of new investment opportunities.
Foreign Securities Risk — Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.
Debt Securities Risk — Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that the Fund may not be able to sell portfolio securities because there are too few buyers for them.
High Yield Bond Risk — Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) involve a greater risk of default or price declines than investment grade securities. The

Meridian Hedged Equity Fund	20

market for high-yield, lower rated securities may be smaller and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
Income Risk — The Fund may not be able to pay distributions or may have to reduce its distribution level if the amount of dividends and/or interest received by the Fund on the securities it holds declines or is insufficient to pay such distributions.
Performance
The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Legacy Class shares from year‑to‑year. Prior to November 1, 2013, the Fund offered a single class of shares which is now known as Legacy Class shares.
The table shows how the Fund’s average annual returns compare with those of the Fund’s benchmark, the S&P 500® Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1‑800‑446‑6662.
Year‑by‑Year Total Returns as of 12/31

21	Meridian Hedged Equity Fund

During the period covered by this bar chart, the Fund’s Legacy Class shares highest quarterly return was 21.75% (for the quarter ended June 30, 2020); and the lowest quarterly return was –18.46% (for the quarter ended December 31, 2018).
For the period January 1, 2022 through September 30, 2022, the total return of the Fund’s Legacy Class shares was –21.10%.
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN HEDGED EQUITY FUND Legacy Class Shares (1/31/05)	1 Year	5 Years	10 Years	Life of Class

Return Before Taxes	14.92%	21.73%	15.98%	11.01%

Return After Taxes on Distributions	7.90%	16.63%	12.81%	8.94%

Return After Taxes on Distributions and Sale of Fund Shares[1]	11.33%	16.17%	12.38%	8.68%

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	16.55%	10.82%

Cboe S&P 500 BuyWrite Index (BXM)	20.47%	7.84%	7.53%	5.92%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Management
ArrowMark Colorado Holdings, LLC.
Portfolio Manager
Clay Freeman serves as Portfolio Manager of the Fund. Mr. Freeman, who joined the Investment Adviser in 2008, has served as Portfolio Manager of the Fund since September 3, 2019.

Meridian Hedged Equity Fund	22

Purchase and Sale of Fund Shares
The following table shows the minimum investment amounts for purchasing share classes of the Meridian Hedged Equity Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment

Legacy Class Shares[1]	$1,000	$50

[1]	Legacy Class Shares are not offered to the public, except under certain limited circumstances.
The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.
In general, subject to share class eligibility criteria, you may purchase, redeem or exchange shares of the Funds directly with MERIDIAN FUND, INC.® on any day the New York Stock Exchange is open for regular trading, in the following ways:

Regular Mail	Express Mail	By Telephone or Wire	By Internet

MERIDIAN FUND, INC. P.O. Box 9792 Providence, RI 02940‑9694	MERIDIAN FUND, INC. 4400 Computer Drive Westborough, MA 01581-1722	1‑800‑446‑6662	www.arrowmarkpartners.com/meridian.
You may also purchase, redeem or exchange shares of the Funds by contacting your advisor or other financial intermediary. If you maintain your account with a financial intermediary, you must contact that intermediary to purchase, redeem or exchange shares of the Funds in or from your account with the intermediary. The Funds will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions made through our web site if the Funds follow reasonable security procedures designed to verify the identity of the investor. For telephone transactions, the Funds will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, the Funds recommend the use of an Internet browser with 128‑bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify the Funds immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone or the Internet, call Shareholder Services for instructions.
Tax Information
Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. Withdrawals from such a tax‑advantaged investment plan are subject to special tax rules.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary for more information.

23	Meridian Hedged Equity Fund

FUND SUMMARY

MERIDIAN SMALL CAP GROWTH FUND
Investment Objective
The MERIDIAN SMALL CAP GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of small capitalization companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Legacy Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) on Purchases	NONE	NONE

Maximum Deferred Sales Charge (Load)	NONE	NONE

Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%

Other Expenses	0.15%	0.09%

Total Annual Fund Operating Expenses[1],2,3	1.15%	1.09%

[1]
Please note that Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses (if any).

[2]
The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Small Cap Growth Fund so that the ratio of expenses to average net assets of the Meridian Small Cap Growth Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 1.20% for the Legacy Class and 1.10% for the Institutional Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus without the consent of the Board of Directors.

Meridian Small Cap Growth Fund	24

[3]
For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Legacy Class shares or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years

Legacy Class Shares	$117	$365	$633	$1,398

Institutional Class Shares	$111	$347	$601	$1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2022, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common and preferred stocks) of U.S. small capitalization companies. In the view of the Investment Adviser, small capitalization companies are defined as companies whose total market capitalization falls within the range of companies included in the Russell 2000® Growth Index or the S&P SmallCap 600® Index at the time of purchase. Both indices are broad indices of small capitalization stocks. As of September 30, 2022, the market capitalization of the companies in these indices ranged from approximately $15 million to $10.831 billion. The Fund may also invest up to 20% of its net assets in securities of companies of any market capitalization.

25	Meridian Small Cap Growth Fund

The portfolio managers apply a “bottom up” fundamental research process in selecting investments. In other words, the portfolio managers analyze individual companies to determine if a company presents an attractive investment opportunity and if it is consistent with the Fund’s investment strategies and policies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.
Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.
An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.
The impact of COVID‑19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre‑existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.
Small Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.
Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital by investing primarily in equity securities of small capitalization companies. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.
Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Meridian Small Cap Growth Fund	26

Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its assets in the industrials sector and the healthcare sector, therefore, the Fund’s performance could be negatively impacted by events affecting these sectors.
The industrials sector may be adversely affected by, among other things, changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions.
Healthcare Sector Risk — The Fund anticipates it will typically invest a significant portion of its assets in the healthcare sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the healthcare sector. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.
Performance
The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Legacy Class shares from year‑to‑year. The performance of the Institutional Class shares of the Fund would have differed from that of Legacy Class shares only to the extent that the Institutional Class shares have higher expenses than Legacy Class shares, which would have resulted in lower performance.
The table shows how the Fund’s average annual returns compare with those of the Russell 2000® Growth Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1‑800‑446‑6662.

27	Meridian Small Cap Growth Fund

Year‑by‑Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s Legacy Class shares highest quarterly return was 33.73% (for the quarter ended June 30, 2020); and the lowest quarterly return was –31.59% (for the quarter ended March 31, 2020).
For the period January 1, 2022 through September 30, 2022, the total return of the Fund’s Legacy Class shares was –29.90%.
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN SMALL CAP GROWTH FUND Legacy Class Shares (12/16/13)	1 Year	5 Year	Life of Class

Return Before Taxes	7.85%	15.26%	14.03%

Return After Taxes on Distributions	0.52%	12.08%	11.83%

Return After Taxes on Distributions and Sale of Fund Shares[1]	8.20%	11.39%	10.89%

Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	2.83%	14.53%	11.41%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

Meridian Small Cap Growth Fund	28

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Management
ArrowMark Colorado Holdings, LLC.
Portfolio Managers
Chad Meade serves as a Co‑Portfolio Manager of the Fund. Mr. Meade, who joined the Investment Adviser in 2013, has served as a Co‑Portfolio Manager of the Fund since its inception in December 2013.
Brian Schaub, CFA, serves as a Co‑Portfolio Manager of the Fund. Mr. Schaub, who joined the Investment Adviser in 2013, has served as a Co‑Portfolio Manager of the Fund since its inception in December 2013.
Purchase and Sale of Fund Shares
The following table shows the minimum investment amounts for purchasing share classes of the Meridian Small Cap Growth Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment

Legacy Class Shares[1]	$1,000	$50

Institutional Class Shares	$1,000,000	NONE

[1]	Legacy Class Shares are not offered to the public, except under certain limited circumstances.
The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.
In general, subject to share class eligibility criteria, you may purchase, redeem or exchange shares of the Funds directly with MERIDIAN FUND, INC.® on any day the New York Stock Exchange is open for regular trading, in the following ways:

Regular Mail	Express Mail	By Telephone or Wire	By Internet

MERIDIAN FUND, INC. P.O. Box 9792 Providence, RI 02940‑9694	MERIDIAN FUND, INC. 4400 Computer Drive Westborough, MA 01581-1722	1‑800‑446‑6662	www.arrowmarkpartners.com/meridian.
You may also purchase, redeem or exchange shares of the Funds by contacting your advisor or other financial intermediary. If you maintain your account with a financial intermediary, you must contact that intermediary to purchase, redeem or exchange shares of the Funds in or from your account with the intermediary. The Funds will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions made through our web site if the Funds follow reasonable security procedures designed to verify the

29	Meridian Small Cap Growth Fund

identity of the investor. For telephone transactions, the Funds will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, the Funds recommend the use of an Internet browser with 128‑bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify the Funds immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone or the Internet, call Shareholder Services for instructions.
Tax Information
Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. Withdrawals from such a tax‑advantaged investment plan are subject to special tax rules.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary for more information.

Meridian Small Cap Growth Fund	30

FURTHER INFORMATION ABOUT THE FUNDS’ INVESTMENT
OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

GENERAL
In selecting investments to achieve each Funds’ investment objective, the Investment Adviser considers issuer-specific criteria as well as the economic outlook and political conditions. Such issuer-specific criteria include the issuer’s growth relative to its price-earnings ratio, its financial strength and management practices and abilities, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock appreciation, other enterprise and market valuation criteria as well as the value of the investments relative to other comparable investment alternatives.
The proportions of a Fund’s assets invested in equity securities or cash equivalents, particular industries, and specific securities will shift from time to time in accordance with the Investment Adviser’s judgment. Each Fund’s investment policies other than those listed as “fundamental” in the Statement of Additional Information (“SAI”) may be changed by the Funds’ Board of Directors (the “Board”) without shareholder approval. The investment policy of the Meridian Small Cap Growth Fund concerning 80% of its “net assets, including the amount of any borrowings for investment purposes,” and Meridian Hedged Equity Fund concerning 80% of its “net assets” may also be changed by the Board without shareholder approval, but shareholders would be given at least 60 days’ notice. Each Fund’s investment objective is non‑fundamental and may be changed by the Board without shareholder approval. Shareholders will receive at least 60 days’ prior notice of any change to a Fund’s investment objective. Any such changes may result in a Fund having investment objectives or policies different from those which you considered appropriate at the time you invested in the Fund.
Securities are determined by the Investment Adviser to be “U.S.” (or “Non‑U.S.”) based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue, the location of its assets, its exposure to economic fortunes and risks of countries or geographic regions outside the United States and other relevant factors.
An investment or type of security specifically identified in the prospectus generally reflects a principal investment (i.e., an investment in which a Fund generally invests, or may invest, 10% or more of its total assets). Each Fund also may use certain types of investments and investing techniques that are described in more detail in the SAI. An investment or type of security only identified in the SAI typically is treated as a non‑principal investment (i.e., an investment in which a Fund generally invests less than 10% of its total assets).
The Investment Adviser may actively trade portfolio securities, which may lead to higher transaction costs that may affect a Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.
The Funds are authorized to engage in short sales to the maximum extent permissible under applicable law. However, it is not anticipated that short sales will be a material investment activity for any Fund.

31

MERIDIAN GROWTH FUND
INVESTMENT OBJECTIVE
The MERIDIAN GROWTH FUND seeks long-term growth of capital.
INVESTMENT STRATEGIES
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes small- and mid‑capitalization growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. These may include companies that are relatively small in terms of total assets, revenues and earnings. The Fund may also invest in companies not meeting these criteria if the Investment Adviser believes they represent favorable investment opportunities for the Fund.
The Fund may invest in securities of companies with any capitalization across a broad range of industries, though it typically emphasizes small- and mid‑capitalization companies. The Fund may also invest in debt and equity-related securities (including convertible debt securities and warrants), bonds rated A or better by Moody’s (or, if unrated, are considered by the Investment Adviser to be of comparable quality), and securities of foreign companies (denominated in U.S. dollars or foreign currencies), including emerging market companies. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies.
The mix of the Fund’s investments at any time will depend on the industries and types of securities the
Investment Adviser believes hold the most potential for achieving the investment objective within the Fund’s investment strategies.
MERIDIAN CONTRARIAN FUND
INVESTMENT OBJECTIVE
The MERIDIAN CONTRARIAN FUND seeks long-term growth of capital.
INVESTMENT STRATEGIES
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund invests in the stocks of businesses that are likely to have recently underperformed their peers, or the market due to what the Investment Adviser deems to be temporary operational issues. The Fund then emphasizes stocks which the Investment Adviser believes are undervalued in relation to the business’s (or issuer’s) long-term earnings power or asset value, or the stock market in general. Securities in which the Fund invests may be undervalued because of many factors, including market decline, poor economic conditions, tax‑loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. Any or all of these factors may provide buying opportunities at attractive prices compared to historical or current market price-earnings ratios, book value, underlying asset value, or the long-term earnings prospects of the company. In addition, the Fund’s policy of investing in securities that may be temporarily out of favor differs from the investment approach followed by many other mutual funds with a similar investment objective, including the Meridian Growth Fund. Many such mutual funds typically do not invest in securities that have declined sharply in price, are not widely followed, or are issued by companies that have reported poor earnings or have

32

suffered a downturn in business. The Investment Adviser believes, however, that the securities of companies that may be temporarily out of favor due to earnings declines or other adverse developments may offer good investment opportunities for the Fund.
The Fund may invest in securities of companies with any capitalization across a broad range of industries. The Fund may also invest in debt and equity-related securities (such as convertible debt securities, bonds and warrants) and securities of foreign companies (denominated in U.S. dollars or foreign currencies), including emerging market companies. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies.
The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective within the Fund’s investment strategies.
The Fund intends to invest at least 65% of its total assets in common stocks and equity-related securities (such as convertible debt securities and warrants). The Fund may invest up to 35% of its total assets in debt or fixed income securities, including higher yield, higher risk, lower rated or unrated corporate bonds, commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s or BB or below by S&P, or are unrated but of comparable quality as determined by the Investment Adviser. The Fund may invest up to 10% of its total assets in securities rated below Ca by Moody’s or C by S&P, or are unrated but of comparable quality as determined by the Investment Adviser.
The Fund may purchase high yield bonds that the Investment Adviser believes will increase in value due to improvements in their credit quality or ratings, anticipated declines in interest rates or improved business conditions for the issuers.
MERIDIAN HEDGED EQUITY FUND
INVESTMENT OBJECTIVE
The MERIDIAN HEDGED EQUITY FUND seeks long-term growth of capital.
INVESTMENT STRATEGIES
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, these securities will primarily be equity securities of U.S. companies that have the potential for capital appreciation. In addition to common stocks, equity securities may include, among other instruments, preferred stock as well as securities convertible into common stock, such as options. The Fund may also invest in securities of foreign companies (denominated in U.S. dollars or foreign currencies), including emerging market companies. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund often sells exchange traded call options against 40% to 60% of the underlying equity holdings. This hedging strategy seeks to use the option premiums collected, cash flow and income to the Fund, to reduce risk and volatility associated with typical long-only equity investment strategies.
Under normal circumstances, the Fund will invest at least 80% of its net assets in long or short positions in equity securities. Shareholders will receive at least 60 days’ prior notice of any change to the principal investment strategies relating to the type of securities in which 80% of the value of the Fund’s net assets must be invested. The Fund may invest in securities of companies with any capitalization across a broad range of industries. The Fund may also invest a portion of its assets in debt or fixed income securities, including higher yield, higher risk, lower rated or unrated corporate bonds, commonly referred to as “junk bonds.” These are

33

bonds that are rated Ba or below by Moody’s or BB or below by S&P, are in default or are unrated but of comparable quality as determined by the Investment Adviser.
The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the investment objective within the Fund’s investment strategy.
MERIDIAN SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE
The MERIDIAN SMALL CAP GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of small capitalization companies.
INVESTMENT STRATEGIES
The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in U.S. equity securities (including common stocks, preferred stocks and securities convertible into common and preferred stocks) of small capitalization companies. In the view of the Investment Adviser, small capitalization companies are defined as companies whose total market capitalization falls within the range of companies included in the Russell 2000® Growth Index or the S&P SmallCap 600® Index at the time of purchase. Both indices are broad indices of small capitalization stocks. At September 30, 2022, the market capitalization of the companies in these indices ranged from approximately $15 million to $10.831 billion. The Fund may also invest up to 20% of its net assets in securities of companies of any market capitalization.
The portfolio managers apply a “bottom up” fundamental research process in selecting investments. In other words, the portfolio managers analyze individual companies to determine if a company presents an attractive investment opportunity and if it is consistent with the Fund’s investment strategies and policies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.
TEMPORARY INVESTMENTS
When the Investment Adviser concludes, on the basis of its analyses of the economy, political conditions, or its own valuation guidelines and standards, that general market or other conditions warrant the reduction of some or all of a Fund’s equity securities holdings, the Fund may adopt a temporary defensive posture to preserve capital and, if possible, to achieve positive returns in defensive type investments. Similarly, a Fund may also temporarily depart from its investment strategies in order to manage large cash inflows, maintain liquidity necessary to meet shareholder redemptions or for other reasons (e.g., when the Fund is implementing a revised investment strategy). During such periods, a Fund may hold a portion or all of its assets in cash, money market instruments or corporate debt obligations, or take other investment positions that depart from its ordinary investment strategies. This may cause a Fund to temporarily forego greater investment returns, and the Fund may not achieve its investment objective during such periods.

34

FURTHER INFORMATION ABOUT PRINCIPAL RISKS

Meridian Funds

	Growth Fund	Contrarian Fund	Hedged Equity Fund	Small Cap Growth Fund

Debt Securities Risk		✓	✓

Equity Securities Risk	✓	✓	✓	✓

Foreign Securities Risk	✓	✓	✓

Growth Securities Risk	✓			✓

Healthcare Sector Risk	✓			✓

High Yield Bond Risk		✓	✓

Income Risk			✓

Investment Strategy Risk	✓	✓	✓	✓

Large Company Risk	✓	✓	✓

Market Risk	✓	✓	✓	✓

Options Risk			✓

Sector Concentration Risk	✓	✓	✓	✓

Securities Lending Risk	✓	✓	✓	✓

Small and Medium Company Risk	✓	✓	✓

Small Company Risk				✓

Value Securities Risk		✓

DEBT SECURITIES RISK
Each Fund may invest in debt securities of both governmental and corporate issuers. A decline in prevailing levels of interest rates generally increases the value of debt securities in a Fund’s portfolio, while an increase in rates usually reduces the value of those securities. The value of a Fund’s debt securities, including bonds and convertible securities, are affected by movements in interest rates; if interest rates rise, the value of these securities may fall. Generally, the longer the average maturity of a debt security, the greater the change in its value. As a result, to the extent that a Fund invests in debt securities, interest rate fluctuations will affect the Fund’s net asset value, but not the income it receives from debt securities it owns. Debt securities are also subject to credit, liquidity risk and prepayment and extension risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest, and includes the risk of default. Liquidity risk is the risk that a Fund may not be able to sell portfolio securities because there are too few buyers for them. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to a Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because a Fund’s investments are locked in at a lower rate for a longer period of time.

35

EQUITY SECURITIES RISK
The value of a Fund’s stock investments will fluctuate in response to the activities of individual companies, general stock market and economic conditions, natural disasters and the spread of infectious disease or other public health issues. The stock prices of smaller capitalized and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and may have a smaller market for their shares than do large capitalization companies. Convertible securities may offer less market risk than owning common shares, but the potential for capital gain may be less than a common stock investment. Preferred stock is a hybrid security that combines features of both common stock and bonds. It is equity, not debt, and is thus riskier than bonds. Whereas bond interest is a contractual expense of the issuer, preferred dividends, although payable before common dividends, are not assured (e.g., if earnings are low).
COVID‑19 Risks — An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and spread globally. This coronavirus has resulted in closing borders, enhanced health screenings, partial population vaccination, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, government sponsored fiscal stimulus programs, various moratoria on the applicability of certain laws and regulations, as well as general concern and uncertainty. The impact of this coronavirus, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre‑existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.
FOREIGN SECURITIES RISK
Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, are also a risk related to foreign investments.
In addition, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and practices, or regulatory requirements comparable to those applicable to U.S. companies. Emerging market securities, in particular, involve greater risk and may be more volatile than those companies in more developed markets. For example, political and economic structures in less developed countries may change rapidly, which may cause instability; their securities markets may be underdeveloped; and emerging market countries are also more likely to experience high levels of inflation, deflation or currency fluctuations, which could adversely affect their economies and securities markets. In general, there may be less public information available about non‑U.S. companies. Additionally, specific local political and economic factors must be evaluated in making these investments, including trade balances and imbalances, and related economic policies; expropriation or confiscatory levels of taxation and withholding;

36

limitations on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of the various securities markets; and nationalization policies of governments around the world. Securities of non‑U.S. issuers may be denominated in currencies other than the U.S. dollar. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars. The value of currencies may fluctuate in a manner unrelated to the investment performance of the securities denominated in those currencies.
GROWTH SECURITIES RISK
Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. If the Investment Adviser’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing a Fund’s returns. A mutual fund investing principally in growth securities may at times underperform other mutual funds that invest more broadly or that have different investment styles.
HEALTHCARE SECTOR RISK
The Fund anticipates it will typically invest a significant portion of its assets in the healthcare sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the healthcare sector. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.
HIGH YIELD BOND RISK
High-yield, high risk bonds (i.e., “junk bonds”), in which only the MERIDIAN HEDGED EQUITY FUND and the MERIDIAN CONTRARIAN FUND may invest, are speculative and are subject to greater volatility and risk of loss through default than investment grade securities, particularly in deteriorating economic conditions. High-yield bond values tend to reflect short-term corporate, economic and market developments and investor perceptions of the issuer’s credit quality to a greater extent than lower yielding, higher-rated bonds. In addition, it may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds. Bonds rated Ca are described by Moody’s as “highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.” Bonds rated BB+ by S&P are considered the highest speculative grade by market participants. See Exhibit A to the SAI for a complete description of the bond ratings.
INCOME RISK
The amount of the distributions paid by the Fund generally depends on the amount of dividends and/or interest received by the Fund on the securities it holds. A Fund may not be able to pay distributions or may have to reduce its distribution level if the dividends and/or interest the Fund receives from its investments decline or are insufficient to pay such distributions.
INVESTMENT STRATEGY RISK
The Investment Adviser’s investment strategies and securities selection method may fail to produce the intended results or achieve a Fund’s investment objective. In addition, the Investment Adviser’s investment approach may be out of favor at times,

37

causing a Fund to underperform funds that also seek such investment objectives but use different approaches to the stock selection and portfolio construction process. A Fund’s shares, as a result, may lose value and/or underperform other funds with similar investment objectives. Accordingly, there is no assurance that a Fund will meet its investment objective or that the value of your investment will not decline.
LARGE COMPANY RISK
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
MARKET RISK
Market risk refers to the possibility that the market values of securities or other investments that a Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting (or the market’s perception of) individual companies or other issuers (e.g., an unfavorable earnings report), industries or sectors, or the market as a whole, reducing the value of an investment in a Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes (or perceived changes) in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. As a result, the value of your investments in a Fund may be more or less than the value of your purchase price.
OPTIONS RISK
Investments in options involve risks different from, and possibly greater than, investing directly in the underlying security, asset or other reference, including, among others, the risk that the counterparty to an option may not perform or may be unable to perform in accordance with the terms of the instrument, the potential that, at times, there may not be a liquid secondary market for the options (as described above), and the risk of imperfect correlation between any movement in the price or value of options and their underlying security, asset or other reference. Such events, as well as circumstances under which a Fund is required to purchase the underlying asset at a disadvantageous price, may result in losses to the Fund. In addition, options also may involve a small initial investment relative to the risk assumed, which could result in losses that are greater than the amount originally invested.
Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.
SECTOR CONCENTRATION RISK
Because the Funds may at times have a significant portion of its assets concentrated in one or more related sectors of the economy, more risks may be present than if the Fund were broadly diversified over numerous sectors of the economy. A “sector” is a broader economic segment that may include many different industries. As the percentage of the Fund’s assets invested in a particular sector increases, so does the potential for fluctuation in the value of the Fund’s shares. The Meridian Hedged Equity Fund anticipates it will typically invest a

38

significant portion of its assets in the information technology (IT) sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the IT sector.
The industrials sector may be adversely affected by, among other things, changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions. Each of the Meridian Growth Fund and the Meridian Small Cap Growth Fund anticipate investing a significant portion of assets in the industrials sector and healthcare sector and, therefore, such Funds’ performance could be negatively impacted by events affecting these sectors. The industrials sector may be adversely affected by, among other things, changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.
SECURITIES LENDING RISK
The Funds may engage in securities lending for the purpose of realizing additional income. Generally, any such loan of portfolio securities will be continuously secured by collateral in accordance with applicable SEC requirements and at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral, as well as possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.
SMALL AND MEDIUM COMPANY RISK
A Fund’s portfolio may include securities of smaller and medium capitalization companies and less-seasoned companies that have limited operating histories and may not yet be profitable. These may include companies classified as small-, mid‑ and micro-capitalization. Investments in these companies offer opportunities for capital gain, but involve significant risks, including limited product lines, markets or financial resources, dependence on a key group of managers, the absence of a ready market for the securities (or securities which trade less frequently or in a limited volume, or only in the over‑the‑counter market or on a regional stock exchange), volatility of the stock price, and, in the case of unseasoned companies, the untested long-term viability of the firms’ operations. In addition, some smaller capitalization companies may not be widely followed by the investment community, which can lower the demand for their stocks.
SMALL COMPANY RISK
A Fund’s portfolio may include securities of smaller capitalization companies and less-seasoned companies that have limited operating histories and may not yet be profitable. These may include companies classified as small- and micro-capitalization. Investments in these companies offer opportunities for capital gain, but involve significant risks, including limited product lines, markets or financial resources, dependence on a key group of managers, the absence of a ready market for the securities (or securities which trade less frequently or in a limited volume, or only in the over‑the‑counter market or on a regional stock exchange), volatility of the stock price, and, in the

39

case of unseasoned companies, the untested long-term viability of the firms’ operations. In addition, some smaller capitalization companies may not be widely followed by the investment community, which can lower the demand for their stocks.
VALUE SECURITIES RISK
Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Adviser’s future value assessment of that security, may take longer than anticipated to rise to the believed value or may decline. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time. A mutual fund investing principally in value securities may at times underperform other mutual funds that invest more broadly or that have different investment styles.

40

ORGANIZATION AND MANAGEMENT

MERIDIAN FUND, INC.
Meridian Fund, Inc.® (“Meridian”) is an open‑end management investment company consisting of four separate series, which includes the Meridian Growth Fund, the Meridian Contrarian Fund, the Meridian Hedged Equity Fund and the Meridian Small Cap Growth Fund (each, a “Fund” and collectively, the “Funds”), each of which is classified as a “diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
THE INVESTMENT ADVISER
ArrowMark Colorado Holdings, LLC, located at 100 Fillmore St., Suite 325, Denver, CO 80206, serves as the investment adviser to the Funds. The Investment Adviser, an investment adviser registered with the Securities and Exchange Commission (“SEC”) since 2009 and privately owned by its principals, manages the investments of the Funds’ portfolios, provides administrative services and manages Meridian’s other business affairs. These services are subject to general oversight by the Board. Pursuant to an Investment Management Agreement and Service Agreement between Meridian, on behalf of the Funds, and the Investment Adviser, (the “Management Agreement”), the Investment Adviser provides investment advisory services to each Fund.
PORTFOLIO MANAGERS
James England, CFA
Portfolio Manager of Meridian Contrarian Fund.
Employed by the Investment Adviser as an investment management professional since 2013. Mr. England was formerly employed with the Previous Investment Adviser since 2001. Before that,
Mr. England was an equities derivatives trader with TD Securities from 2000 to 2001.
Chad Meade
Co‑Portfolio Manager of Meridian Growth Fund and Meridian Small Cap Growth Fund.
Employed by the Investment Adviser as an investment management professional since 2013. Mr. Meade previously served as a co‑portfolio manager and Executive Vice President of the Janus Triton Fund and the Janus Venture Fund. He has 20 years of experience in the financial industry and focused on small and mid‑capitalization stocks in the health care and industrials sectors as an equity research analyst at Janus Capital Management LLC from 2001 to 2011. Prior to starting with Janus in August 2001, Mr. Meade was a financial analyst for Goldman Sachs’ global investment research team. He graduated summa cum laude from Virginia Tech with a Bachelor’s degree in Finance and was a member of the Omicron Delta Kappa Honor Society.
Brian Schaub, CFA
Co‑Portfolio Manager of Meridian Growth Fund and Meridian Small Cap Growth Fund.
Employed by the Investment Adviser as an investment management professional since 2013. Mr. Schaub previously served as a co‑portfolio manager and Executive Vice President of the Janus Triton Fund and the Janus Venture Fund. He has 19 years of experience. Mr. Schaub served as an equity research analyst at Janus Capital Management LLC from 2000 to 2011, focused on small and mid‑capitalization stocks in the communications sector. He graduated cum laude from Williams College with a Bachelor’s degree in Economics. Mr. Schaub also holds a Chartered Financial Analyst designation.

41

Clay Freeman
Portfolio Manager of Meridian Hedged Equity Fund.
Employed by the Investment Adviser as an investment research analyst since 2008. Mr. Freeman has 16 years of experience in the financial industry and focused on larger capitalization stocks within the communications industry as an equity research analyst at Janus Capital Management LLC from 2004-2007. He graduated Phi Beta Kappa from the University of Colorado and also earned an MBA with a Finance concentration from the Daniels College of Business at Denver University.
The SAI provides additional information about James England, Chad Meade, Brian Schaub, and Clay Freeman including their compensation structure, other accounts they manage and their ownership of securities in each Fund they manage.
MANAGEMENT FEES AND OTHER EXPENSES
Management Fees.    Meridian Growth Fund pays the Investment Adviser an annual fee of 1.00% of the first $50 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $50 million. Meridian Contrarian Fund pays the Investment Adviser an annual fee of 1.00% of the first $750 million of the Fund’s average daily net assets, 0.75% of the next $50 million of the Fund’s average daily net assets, 0.70% of the next $50 million of the Fund’s average daily net assets, 0.65% of the next $50 million of the Fund’s average daily net assets, 0.60% of the next $50 million of the Fund’s average daily net assets, 0.55% of the next $50 million of the Fund’s average daily net assets, and 0.50% of the Fund’s average daily net assets in excess of $1 billion. Meridian Hedged Equity Fund pays the Investment Adviser an annual fee of 1.00% of the first $10 million of the Fund’s average daily net assets, 0.90% of the next $20 million of the Fund’s average daily net assets, 0.80% of the next $20 million of the Fund’s average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $50 million. Meridian Small Cap Growth Fund pays the Investment Adviser an annual fee of 1.00% of the Fund’s average daily net assets. The management fees are computed daily and paid monthly.
For the fiscal year ended June 30, 2022, the Investment Adviser received an investment advisory fee of 0.76% of the average daily net assets for the Meridian Growth Fund, 1.00% of the average daily net assets for the Meridian Contrarian Fund, 0.85% of the average daily net assets for the Meridian Hedged Equity Fund and 1.00% of the average daily net assets for the Meridian Small Cap Growth Fund. A discussion regarding the basis for the Board’s approval of the Investment Management Agreement between the Investment Adviser and Meridian on behalf of the Meridian Growth Fund, the Meridian Contrarian Fund, the Meridian Hedged Equity Fund and the Meridian Small Cap Growth Fund is currently available in the Semi-annual report to shareholders.
Expenses.    Expenses common to the Funds are generally allocated to each Fund in proportion to its relative net assets. Expenses arising in connection with a Fund are charged directly to that Fund. Expenses directly attributable to a specific class of shares of a Fund are charged to that share class.
The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Growth Fund so that the ratio of expenses to average net assets of the Meridian Growth Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 0.90% for Institutional Class shares. This expense limitation may not be amended or withdrawn until December 31, 2023 without the consent of the Board of Directors.

42

The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Hedged Equity Fund so that the ratio of expenses to average net assets of the Meridian Hedged Equity Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 1.25% for the Legacy Class. This expense limitation may not be amended or withdrawn until December 31, 2023 without the consent of the Board of Directors.
Lastly, the Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Small Cap Growth Fund so that the ratio of expenses to average net assets of the Meridian Small Cap Growth Fund ((excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 1.20% for the Legacy Class and 1.10% for the Institutional Class. These expense limitations may not be amended or withdrawn until December 31, 2023 without the consent of the Board of Directors.
For a period not to exceed three (3) years from the date on which a waiver or reimbursement in excess of the expense limitation is made by the Adviser, the Funds will carry forward, and may repay the Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture. Any reimbursement or repayment will be on a monthly basis, subject to year‑end adjustment. During the fiscal year ended June 30, 2022, the Investment Adviser agreed to reimburse certain expenses of the Growth Fund, the Hedged Equity Fund and the Small Cap Growth Funds in order to limit aggregate operating expenses of their Legacy and Institutional Class shares from exceeding the amounts listed below:

Expense Limitation

Growth Fund

Institutional Class	0.90%

Hedged Equity Fund

Legacy Class	1.25%

Small Cap Growth Fund

Legacy Class	1.20%

Institutional Class	1.10%
With respect to these limits, the Investment Adviser reimbursed the following amounts during the fiscal year ended June 30, 2022.

Growth Fund

Institutional Class	$—

Hedged Equity Fund

Legacy Class	$—

Small Cap Growth Fund

Legacy Class	$—

Institutional Class	$—
With respect to repayment of reimbursed expenses, the Adviser recouped $127 and $6,831 from the Hedged Equity Fund and Small Cap Growth Fund, respectively during the fiscal year ended June 30, 2022.
THE DISTRIBUTOR
ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, Colorado 80203 (the “Distributor”), has entered into a distribution agreement with Meridian. The Distributor and its affiliates may pay commissions, distribution fees and/or other compensation to entities for selling Fund shares and providing certain distribution-related services to the Funds’ shareholders. The Distributor also may receive, and may direct to

43

other eligible financial intermediaries, compensation for providing directly or indirectly, personal/liaison and related shareholder support services to Fund shareholders, and may be reimbursed for providing account services, as further described in the section of the prospectus entitled “Shareholder Information — Networking, Sub‑Accounting and Administrative Services”.
THE TRANSFER, REDEMPTION AND DISBURSING AGENT
BNY Mellon Investment Servicing (US) Inc. serves as Transfer Agent, redemption, dividend disbursing agent for each Fund and may, in certain circumstances, also serve as shareholder servicing agent for each Fund. BNY Mellon Investment Servicing (US) Inc. is located at 103 Bellevue Parkway, Wilmington, DE 19809.
THE CUSTODIAN
The Bank of New York Mellon is located at 240 Greenwich Street, New York, New York, 10286, and serves as custodian of all securities and funds owned by the Funds.

44

SHAREHOLDER INFORMATION

CHOOSING A SHARE CLASS
Each Fund offers four classes of shares, each representing an interest in the same portfolio but with differing features, such as fees and eligibility requirements. It is important to consider carefully and/or consult with your advisor, broker, dealer, bank, insurance company or other entity (each, generally referred to as a “financial intermediary” and, collectively, as “financial intermediaries”) for additional information on which classes of shares of the Funds, if any, are an appropriate investment choice based on your investment objectives and needs. Certain financial intermediaries may not sell all classes of shares of the Funds and all of such classes may not be available to all investors. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, redeem or exchange Fund shares.
If your financial intermediary sells more than one class of shares of a Fund, you should carefully consider which class (or classes) of shares is most appropriate for your investment objectives and needs. Certain classes have higher expenses than others, which may lower the return on your investment. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with your financial intermediary who can help you with your investment decisions. For further details, please see the SAI.
Below is a summary of certain eligibility requirements and features, including fees, of Legacy Class shares and Institutional Class shares of the Funds. None of the share classes of the Funds impose an initial sales charge or a contingent deferred sales charge. Each class of shares of the Funds is subject to minimum investment amounts, which may vary by class. Such minimum investment amounts are set forth in the chart that follows the summary of share class eligibility requirements below.
Eligible Investors
Legacy Class Shares
Legacy Class shares of each Fund are not available to the public, except under certain limited circumstances including, but not limited to, the following:

•	All direct purchases of the Meridian Hedged Equity Fund.

•	Direct purchases by certain institutional accounts, such as endowments, foundations, corporate plans and public plan investors, which are (i) in the amount of $2,000,000 or greater, and (ii) not subject to any platform, sub‑accounting, administrative or networking fees;

•	Purchases by shareholders having an investment in any Fund as of the date above and who have continuously maintained an investment in such Fund as of the date of the proposed purchase of Legacy Class shares; or

•	Purchases by employees and officers of the Investment Adviser and Meridian, as well as Directors of the Funds.
The Board of Directors reserves the right to modify the terms under which Legacy Class shares of any Fund are made available at any time subject to such considerations as it deems appropriate.
Institutional Class Shares
Institutional Class shares are offered without any sales charge and are generally made available to the following types of institutional investors if they also

45

meet the minimum initial investment requirement for purchase of Institutional Class shares:

•	corporations; endowments; foundations; trust companies; defined contribution plans; defined benefit plans; deferred compensation plans and other employer-sponsored retirement plans; retirement platforms, registered investment companies, insurance companies; and bank trusts departments; and

•	certain other accounts or investment vehicles (e.g., a separate account) managed, advised or approved by the Investment Adviser.
The minimum initial investment requirement is waived for certain retirement plan service provider platforms that have entered into agreements with the Distributor or the Investment Adviser.
Institutional Class shares are generally only available to qualified plan investors whose plan level or omnibus accounts are held on the books of the Fund. The availability of Institutional Class shares for qualified plan investors will depend upon the policies of your financial intermediary and/or the recordkeeper for your qualified plan.
Institutional Class shares are not available directly to individual investors. Institutional Class shares are also not available to retail, advisory fee‑based wrap programs, or advisor-sold, donor-advised funds.
Your broker-dealer may charge you a fee to effect transactions in Fund shares.
Other share classes of the Fund, which have their own expense structure, may be offered in a separate prospectus.

Minimum Investments
The following table summarizes additional information regarding Institutional Class shares of the Funds, including minimum investment amounts. The Funds reserve the right to change the amount of this minimum from time to time or to waive it in whole or in part. There is no minimum initial investment requirement for retirement plan service provider platforms. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.

Class	Minimum Initial Investment	Minimum Subsequent Investment

Institutional Class Shares	$1,000,000	NONE

Legacy Class Shares[1]	$1,000	$50

[1]	Legacy Class shares of each Fund are not offered to the public, except under certain limited circumstances.

NETWORKING, SUB-ACCOUNTING AND ADMINISTRATIVE SERVICES
Networking, Sub‑Accounting and Administrative Services Fees
Select financial intermediaries may enter into arrangements with the Funds, or its designees, to perform certain networking, recordkeeping, sub‑accounting and/or administrative services for shareholders of the Funds. In consideration for providing these services in an automated environment, such financial intermediaries may receive compensation from the Funds. Any such compensation by the Funds to these select financial intermediaries for the aforementioned services is in addition to, and distinct from, any Rule 12b‑1 related services provided to Fund shareholders.
Other Financial Intermediary Compensation
The Distributor, the Investment Adviser and their affiliates may make payments, from their own

46

resources, to financial intermediaries for marketing/sales support services relating to the Funds (“Marketing Support Payments”). Marketing Support Payments are in addition to Networking, Sub‑Accounting and Administrative Services Fees that may be paid to eligible financial intermediaries, including the Distributor, as appropriate. Such payments are generally based upon one or more of the following factors: average net assets of a Fund sold by the Distributor attributable to that financial intermediary, gross sales of a Fund distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Distributor, the Investment Adviser and their affiliates may make increased payments on a basis other than those described above when dealing with certain financial intermediaries. Such increased payments may enable such financial intermediaries to offset credits that they may provide to customers.
In addition to the payments described above, the Distributor, the Investment Adviser and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by the SEC and the Financial Industry Regulatory Authority rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Adviser and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Funds. You can find further details in the SAI under “Other Financial Intermediary Compensation” about the payments made by the Distributor, the Investment Adviser and their affiliates, if any, to which the Distributor and the Investment Adviser have agreed to make Marketing Support Payments.
Your financial intermediary may charge you fees and commissions in addition to those described in the prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a financial incentive for recommending a Fund or a particular share class over others.
PRICING OF FUND SHARES
The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or “NAV”) per share for a given share class after the Transfer Agent receives all required documents in good order (as described below). NAV is computed as of the close of business of the New York Stock Exchange (“NYSE”) each day that it is open for trading, which is typically at 4:00 p.m. Eastern Time. Orders received before the close of business are typically priced at a Fund’s NAV per share as computed on that day. Orders received after the close of business are typically priced at a Fund’s NAV per share as computed on the next business day.
NAV per share is determined by totaling the value of all portfolio securities, cash and other assets, including accrued interest and dividends, attributable to a class, and subtracting from that all liabilities, including accrued expenses, attributable to a class. The total NAV is divided by the total number of outstanding shares of the class to determine the NAV of each share.
Securities in each Fund’s portfolio are valued primarily on market quotes, or, if quotes are not available, by a method that the Board believes would accurately reflect the securities’ fair value. Fair value pricing, for example, may be used for high-yield debt securities when available pricing

47

information is stale or is determined for other reasons not to accurately reflect fair value.
All equity securities are valued at the close of business of the NYSE, which is usually 4:00 p.m. Eastern Time. Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Foreign securities shall be valued in U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values (as described below).
Fixed income (debt) securities with original or remaining maturities more than 60 days are typically valued at the mean of their quoted bid and asked prices. Short-term fixed income securities of sufficient credit quality with 60 days or less to maturity are typically amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.
Securities and other assets for which reliable market quotations are not readily available will be valued at their fair value as determined by the Investment Adviser under the policy and procedures adopted by, and under the general supervision of, the Board. The Investment Adviser may determine that fair value pricing is appropriate for securities that, for example, are thinly traded or illiquid, or where the Investment Adviser believes that the prices provided by a pricing service are not accurate or where such prices are not available. When fair valuation is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. For example, a Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Significant events that may impact the value of securities principally traded in foreign markets (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close and the time that a Fund calculates its NAV. Because the frequency of significant events is not predictable, fair value pricing of certain common stocks may or may not occur on a frequent basis. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause a Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
Shares of a Fund will not be priced on the days on which the NYSE is closed for trading, and on the following holidays or days on which the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

48

ACCOUNT RULES AND POLICIES
Mandatory Redemption
If your account in Legacy Class shares of a Fund falls below $750 for any reason other than market fluctuations, or below $100,000, we will ask you to add to your account. If your account balance is not brought up to the amount at which such mandatory redemption would apply or you do not send us other instructions, we reserve the right to redeem your shares and send you the proceeds. Before doing so, you will be given at least 60 days’ notice to bring the account up to the applicable amount.
Medallion Signature Guarantee
Medallion guarantees are only required for mailed redemption requests under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption exceeds $100,000 and includes bank account information that is not currently on file with Meridian or if all of the owners of your Fund account are not included in the registration of the bank account provided; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.
Other Documents
Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call 1‑800‑446‑6662.
Share Transfers
You may transfer shares of a Fund by delivering to the Transfer Agent: (1) a letter of instructions, signed exactly as the shares are registered by each registered owner, which identifies clearly the exact names in which the account presently is registered, the account number, the number of shares to be transferred, and the names, address and social security or tax identification number of the account to which the shares are to be transferred, (2) stock certificates, if any, which are the subject of the transfer, and (3) an instrument of assignment (“stock power”), which should specify the total number of shares to be transferred and on which the signatures of the registered owners have been guaranteed. (See “Medallion Signature Guarantee.”) Additional documents are required for transfers by corporations, executors, administrators, trustees and guardians. If you have questions about the documents required, call 1‑800‑446‑6662. If the transfer establishes a new account, you must also submit a new application. Meridian is not bound to record any transfer on the stock transfer books maintained by the Transfer Agent until the Transfer Agent has received all required documents.
Short-Term Trading Policy
The Funds are intended for long-term investors and not for those who wish to trade frequently in their shares. The Funds are not intended to accommodate frequent purchases and redemptions of shares by shareholders. Short-term trading (sometimes known as “market timing”) into and out of a Fund, particularly in larger amounts, may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may dilute the value of the holdings of other shareholders of a Fund. Short-term trading may cause a Fund to retain more cash than the portfolio manager would normally retain in order to meet unanticipated redemptions or may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those redemption or exchange requests. With this in mind, the Board has adopted a Short-Term Trading Policy (the “Policy”). Under

49

the Policy, to discourage short-term trading in Fund shares, each Fund imposes a 2.00% short-term redemption fee when shares of a Fund are redeemed (either by selling or exchanging into another Fund) within 60 days of purchase.
The short-term redemption fee does not apply to: (1) shares acquired through reinvestment of dividends and other Fund distributions; (2) systematic purchases and redemptions; (3) required distributions or return of excess contributions from retirement accounts; (4) certain hardship situations such as death or disability; (5) redemptions from certain accounts held through intermediaries that have entered into an agreement with the Fund or its Distributor, including (i) certain employer-sponsored retirement plans; (ii) certain broker wrap fee and other fee‑based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Fund sufficient information to impose a redemption fee on their customers’ accounts (e.g., certain omnibus accounts where redemptions cannot be tracked to the individual shareholder); or (6) circumstances that may fall within the Funds’ short-term trading prohibitions, but which a Fund may determine in its sole discretion, including, but not limited to, limited waivers of redemption fees in order to comply with the safe harbor for “qualified investment alternatives” under the Pension Protection Act of 2006.
The Policy specifies that shares will be redeemed in the following order: first, shares acquired through reinvestment of dividends and other fund distributions; second, shares held more than 60 days; and third, shares held for 60 days or less (subject to a 2.00% short-term redemption fee). Holding periods are determined based on a first‑in, first‑out method. Shareholders will normally comply with the Funds’ policy regarding short-term trading by allowing 60 days to pass after each investment before they sell or exchange a Fund’s shares. Exchanges involve a redemption of shares and are subject to the redemption fee. The Funds may take appropriate action if shares are held longer than 60 days if the trading is disruptive for other reasons such as unusually large trade size. In addition, the Funds reserve the right to suspend or terminate your ability to make further purchases (whether you hold shares directly, or through an intermediary) at any time, and to impose restrictions on purchases or exchanges on conditions that are more restrictive than those that are otherwise stated in this Prospectus. The Funds reserve the right to modify the terms of, or terminate, the short-term redemption fee at any time. The Funds and their agent also reserve the right to refuse any purchase order, at any time, by any investor or group of investors for any reason. The Funds acknowledge that certain intermediaries may impose short-term or frequent trading restrictions that differ from those of the Funds, including such intermediary’s own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply. The Funds, and their service providers, encourage those financial intermediaries to apply the Policy to their customers who invest indirectly in the Fund.
The Policy is subject to limitations on the Funds’ ability to detect and curtail short-term or disruptive trading practices. Shareholders seeking to engage in short-term trading practices may use a variety of strategies to avoid detection. Despite the best efforts of the Funds or their agents to prevent short-term or disruptive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail short-term trading practices. The Funds may receive purchase and redemption orders through financial intermediaries and cannot always identify or reasonably detect excessive short-term trading which may be facilitated by these

50

intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. The Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review the account activity, and to confirm to the Transfer Agent and the respective Fund that appropriate action has been taken to curtail any excessive trading activity. Omnibus accounts are commonly used by financial intermediaries and benefit plans. Omnibus accounts allow multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares using a single account where the identity of the individual shareholder(s) is not known to the Funds or their agents. If an individual shareholder in an omnibus account can be identified, they will be subject to the redemption fee.
Information Sharing Agreements
As required by Rule 22c‑2 under the 1940 Act, the Funds or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c‑2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Funds to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Funds as having engaged in transactions that violate the Funds’ excessive trading policies and procedures.
Identity Verification
Federal law requires Meridian, and your financial intermediary, to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification number (e.g., social security number or other taxpayer identification number). Some financial intermediaries may also require that you provide other documents to assist in verifying your identity.
Until verification of your identity is made, the Funds may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Your financial intermediary may temporarily limit additional share purchases or even close an account if they are unable to verify your identity. Please contact your financial intermediary if you need assistance or would like to receive additional information regarding identity verification.
Policy Regarding Disclosure of Portfolio Holdings
A description of the Funds’ policies regarding disclosure of the Funds’ portfolio holdings can be found in the Funds’ SAI and on the Funds’ website at www.arrowmarkpartners.com/meridian.
Householding
In order to reduce shareholder expenses, we may, if prior consent has been provided, mail only one copy

51

of the Funds’ Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call 1‑800‑446‑6662. If your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies with the next scheduled mailing.
HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES
Subject to share class eligibility criteria, you can open an account with the Funds through any of the following means:

•	directly with the Funds. Complete an account application, which you may obtain by visiting the Funds’ website at www.arrowmarkpartners.com/meridian or by calling 1‑800‑446‑6662. Be sure to indicate the Fund’s name and the share class into which you intend to invest when completing the application;
•	through a brokerage account with an approved financial intermediary; or

•	through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)
If you opened your account through a financial intermediary, you must contact that intermediary to purchase shares of the Funds in or from your account with the intermediary.
In general, shares of a Fund may be purchased on any business day on which the Fund’s NAV is calculated. The price you pay when you purchase shares is a Fund’s next determined NAV per share after all required documents are received in good order.
This section provides further information on how you may open an account directly with the Funds and, after you have opened your account, how to purchase shares directly from the Funds.

Buying Shares	Opening an Account	Adding to an Account

By Mail
Complete and sign your account application. Mail the application with your check made payable to Meridian Fund, Inc. to:

Regular Mail:
MERIDIAN FUND, INC.®
P.O. Box 9792
Providence, RI 02940-9694

Express Mail:
MERIDIAN FUND, INC.®
4400 Computer Drive
Westborough, MA 01581-1722
You may purchase additional
shares by mail by sending the
stub from your last statement,
together with a check for at
least the minimum subsequent
investment amount for the
corresponding share class, to
one of the addresses to the left.

52

Buying Shares	Opening an Account	Adding to an Account

By Telephone	A new account may not be opened by telephone unless you have another Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.	To buy additional shares or to buy shares of a new Fund call: 1‑800‑446‑6662

By Wire	If you want to pay for your initial shares by wiring funds, call 1‑800‑446‑6662 directly to have an account number assigned, make arrangements for the timely submission of the account application form and to obtain a Fund’s wiring instructions. Complete, sign and mail your application form (refer to the section on buying shares by mail).	To buy additional shares, instruct your bank or financial institution to use the same wire instructions provided with your initial account setup or call 1‑800‑446‑6662 to obtain such information.

By Internet	Not Available	If your account has already been established and ACH banking instructions are on file, please visit our website at www.arrowmarkpartners.com/ meridian.

Additional Information for Purchasing Fund Shares
Meridian does not accept purchases by third party checks, traveler’s checks, credit card checks, cashier’s checks, starter checks from newly established checking accounts, credit cards, cash or money orders.
A purchase of shares will not be processed until all of the necessary documentation is complete and has been received in good order by the Transfer Agent, which means that all required documents pertaining to such purchase have been fully completed as determined by the Transfer Agent. If you have questions about what documents are required, call 1‑800‑446‑6662.
All payments must be in U.S. dollars, and all check must be drawn on U.S. banks.
The Funds reserve the right to suspend or modify the continuous offering of their shares.
You can download application forms, Prospectus, and shareholder reports from the Funds’ website at www.arrowmarkpartners.com/meridian.

53

Purchases By Wire.    Please note that your bank may charge you a wiring fee. Shares cannot be purchased by wire transactions on days when banks are closed. Meridian and the Transfer Agent are not liable for any loss incurred by delay in receiving money submitted by wire transfer.
Purchases through Third Parties.    Purchases may also be made through broker-dealers or other financial intermediaries. Third party dealers may have different investment limits, fees and policies for buying and selling shares than are described in this Prospectus. In addition, Meridian assumes no liability for the failure of third party dealers to transmit your order promptly or accurately to the Funds.
You may also purchase shares of a Fund by contacting your financial intermediary or advisor. Contact your financial intermediary or refer to your plan documents for additional information on how to invest in the Funds, including information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of shares.
The Funds have only authorized certain financial intermediaries to receive purchase orders on the Funds’ behalf. As discussed above, pursuant to agreements with certain intermediaries, the Investment Adviser and/or Distributor may pay commissions or fees to those intermediaries for their role in marketing/sales support and related services to the Funds. When considering Fund recommendations made by these intermediaries, you should consider such arrangements.
Meridian may, from time to time, accept telephone purchase orders from broker-dealers and institutions previously approved by Meridian. Meridian does not have a sales or service charge but those broker-dealers may charge you for their services.

Because the Funds are not intended for frequent trading, the Funds reserve the right to reject any purchase order, including exchange purchases, for any reason. For more information about the Funds’ policy on frequent trading, refer to “Short-Term Trading Policy.”
Tax‑Advantaged Plans.    You may be entitled to invest in the Funds through a tax‑advantaged account (a “Plan Account”), such as an individual retirement account (“IRA”), a Simplified Employee Pension Plan, a Roth IRA, or a Coverdell Education Savings Account. There is no service charge for the purchase of Fund shares through a Plan Account but there is an annual maintenance fee. The Bank of New York Mellon serves as custodian for Plan Accounts offered by Meridian. For more information about Plan Accounts, along with the necessary materials to establish a Plan Account, call 1‑800‑446‑6662 or write to MERIDIAN FUND, INC.®, P.O. Box 9792 Providence, RI 02940.
You should consult your own tax advisors regarding the tax consequences to you of establishing or purchasing Fund shares through a Plan Account.
If you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. The Fund may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity.
Keeping You Informed
As a shareholder, you will be sent the following communications:

•	confirmation statements; account statements (mailed after the close of each calendar quarter);

54

•	annual and semi-annual reports (mailed approximately 60 days after June 30 and December 31);

•	a 1099 tax form (mailed by the deadline established by the Internal Revenue Service (“IRS”)); and

•	a copy of the Fund’s annually updated Prospectus (mailed to existing shareholders in the fall of each year).
Automatic Investment Plan.    The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in a Fund, provided that your purchases meet the applicable minimum subsequent investment requirement and that the plan be available for shareholders of the Fund in which you are invested. To learn more about the plan and to begin participating in this plan, please call 1‑800‑446‑6662. In addition, you may arrange for periodic purchases by authorizing your financial intermediary to debit the amount of your investment from your bank account on a day or days you specify. Contact your financial intermediary or a representative of the Distributor, if applicable, for details. Not all financial intermediaries provide this plan. The Funds may alter, modify or terminate this plan at any time.
Automated Clearing House Purchases.    Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Funds requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.
You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Funds may alter, modify or terminate this purchase option at any time.
Shares purchased by check or via ACH will not be available for redemption until payment for such shares has been received by the Fund. For shares purchased via check, it may take up to 15 business days for a check to clear and the Fund to receive payment. For shares purchased via ACH, it may take up to 60 days for the Fund to receive payment.
EXCHANGES BETWEEN FUNDS
In general, you may exchange shares between Funds on any day the NYSE is open for regular trading, subject to eligibility and other requirements. Contact your financial intermediary or consult your plan documents for information on exchanging into other Funds. As with any investment, be sure to read the prospectus of any Fund(s) into which you are exchanging. An exchange from one such fund to another is generally a taxable transaction (except for certain tax‑advantaged accounts) and has the same tax consequences as ordinary purchases and redemptions. The Funds and the Transfer Agent employ reasonable procedures, including providing written confirmations, to confirm that the instructions received from any person with appropriate account information are genuine. Exchange redemptions and purchases are processed simultaneously at the Fund’s next determined NAV per share after the exchange order is received in good order. (See “Pricing of Fund Shares.”)
Exchanges are subject to the following conditions:

•	You may generally exchange shares of a Fund for shares of the same class of any of the other Funds sold by or available through your financial intermediary or qualified plan. If you hold shares directly with the Fund, you may generally exchange shares of a Fund for shares of the same class of any of the other Funds.

•	If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial investment amount applicable to the share class of a Fund into which

55

you are exchanging, unless your balance has fallen below that amount due to investment performance.

•	The Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	The exchange privilege is not intended as a vehicle for short-term or frequent trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in such Fund in a 30‑day period and may bar future purchases in such Fund or the Funds. The Funds will work with intermediaries to apply the Funds’ exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds’ policy on frequent trading, refer to “Short-Term Trading Policy.”
Exchange services are available only in states where the Fund to be purchased may be legally offered and may be terminated or modified at any time upon 60 days’ written notice.
EXCHANGES BETWEEN SHARE CLASSES
Fund shareholders may transfer shares between the Legacy, Institutional and other share classes of a Fund. Share class transfers must generally meet the minimum investment requirements described in “Purchase and Sale of Fund Shares” in the applicable prospectus, though the Fund reserves the right to waive or change investment minimums. Such exchanges may be subject to a contingent deferred sales charge (“CDSC”), a redemption fee or other fees, at the discretion of the Fund. Any such exchanges and any CDSC, redemption fee or other fees may be waived for certain intermediaries that have entered into an agreement with the Adviser. A share class transfer between shares of a single Fund is generally not considered a taxable transaction and is not subject to a short-term redemption fee, although certain tax reporting requirements may apply to significant holders as discussed in the SAI under “FEDERAL INCOME TAXES — Transfers between Classes of Funds”. Legacy Class shares of the Fund are subject to additional restrictions, as described in the “Choosing a Share Class” section of this prospectus. You may request a share class transfer by telephone or by mail. Please call the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc., at 1‑800‑446‑6662 for more information.

HOW TO REDEEM
Shares of the Funds are redeemable on any day the NYSE Market is open. The price you receive when you redeem shares is the Fund’s next determined NAV per share after all required documents are received in good order.

56

The following section explains how you can sell shares held directly through an account with the Funds. For Fund shares held through a brokerage or other type of account, please consult your financial intermediary.

Selling Shares	To Sell Fund Shares

By Mail
Send a redemption request letter providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write “Full Redemption” to redeem your remaining account balance) to the address below.
Make sure all account owners sign the request exactly as their names appear on the account application.

A Medallion guarantee may be required under certain circumstances (see “Account Rules and Policies — Medallion Signature Guarantee”).

	Regular Mail: MERIDIAN FUND, INC.® P.O. Box 9792 Providence, RI 02940-9694	Express Mail: MERIDIAN FUND, INC.® 4400 Computer Drive Westborough, MA 01581-1722

By Telephone or Wire	Unless you have declined the option on your account application, you may redeem shares of a Fund by telephone by calling 1‑800‑446‑6662 during normal business hours.

By Internet	To sell shares, please visit our website at www.arrowmarkpartners.com/meridian.

Additional Information for Redeeming Fund Shares
Redemption proceeds will typically be sent within one to two business days following receipt of the redemption order but may take up to seven days.
The Funds reserve the right to postpone payment of redemption proceeds for up to seven (7) calendar days. Additionally, the right to require the Funds to redeem your shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.
Redemption By Regular or Express Mail.    If you send a redemption request directly to the Investment Adviser rather than to the Transfer Agent, the Investment Adviser will forward your request to the Transfer Agent, but the effective date of redemption may be delayed until the request is received by the Transfer Agent. Redemption requests may also be submitted to broker-dealers or other financial intermediaries, as applicable.
You must sign the redemption request exactly as your name appears on the registration form and must include the account number. If more than one person owns the shares, all owners must sign the redemption request exactly as their names appear on the registration form.

57

If applicable, you must deliver any physical stock certificates for shares to be redeemed together with the signed redemption request.
The Funds may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud. Medallion signature guarantees, when required, and any additional documents required by Meridian for shares owned by corporations, executors, administrators, trustees or guardians, also must accompany the redemption request.
If the address of record has been changed within 30 days of a redemption request, a medallion signature guarantee is required to process the request to protect against fraud.
A request for redemption will not be processed until all of the necessary documentation is complete and has been received in good order by the Transfer Agent, which means that all required documents pertaining to such request have been fully completed as determined by the Transfer Agent. If you have questions about what documents are required, call 1‑800‑446‑6662.
Redemptions By Telephone.    You may elect at any time to use the telephone redemption service. You may make that election on the initial application form or on other forms prescribed by the Funds. An executed authorization form must be on file with the Transfer Agent before you may use the service. Share certificates for the shares being redeemed must be held by the Transfer Agent. A corporation (or partnership) also must submit a corporate resolution (or certificate of partnership) indicating the names, titles and the required number of signatures authorized to act on its behalf. The authorization form must be signed by a duly authorized officer(s) and the corporation seal affixed.
The Funds provide written confirmation of transactions initiated by telephone to confirm that telephone transactions are genuine. If the Funds or the
Transfer Agent fails to employ this and other reasonable procedures, the Funds or the Transfer Agent may be liable.
When using the telephone redemption service, you must give the full registration name, address, number of shares or dollar amount to be redeemed, Fund account number and name of the Fund in order for the redemption request to be processed.
Meridian and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue these redemption options upon 30 days written notice.
At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.
Redemptions By Wire.    In the case of redemption proceeds that are wired to a bank, the Funds transmit the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Funds and the Transfer Agent will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Funds reserve the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, the Transfer Agent charges a fee (currently $9.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. The Transfer Agent does not charge for the ACH service; however, please allow 2 to 3 business days for the transfer of money to reach your banking institution.
Systematic Withdrawal Plan
Once you have established an account with $5,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi‑annual

58

basis (minimum withdrawal of $100). Call 1‑800‑446‑6662 to request a form to start a systematic withdrawal plan.
Redemption Price and Conditions
All shares of a Fund may be redeemed at the next NAV per share of the Fund determined after receipt of a redemption request in good order received by the Transfer Agent by mail or telephone as described above. Because the NAV of a Fund’s shares will fluctuate as a result of changes in the market value of the securities it owns, the amount you receive upon redemption may be more or less than the amount you paid for the shares. (See “Pricing of Fund Shares.”) Payment for shares redeemed in writing or by telephone, if in good order, will be made promptly after receipt, but not later than seven business days after the valuation date. Under normal conditions, each Fund imposes a 2.00% short-term redemption fee when shares of a Fund are redeemed within 60 days of purchase (see “Short-Term Trading Policy”). Requests for redemption which are subject to any special conditions or which specify an effective date other than as provided in this Prospectus cannot be accepted.
Although the Funds generally intend to pay redemption proceeds in cash, a Fund may redeem some or all of its shares in kind under certain circumstances, such as to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, in connection with the liquidation of a fund, or a lack of liquidity in the Fund’s portfolio to meet redemptions. This means that the redemption proceeds will be paid in assets from a Fund’s portfolio by delivery of securities selected from its assets at the Fund’s discretion. If a Fund redeems your shares in kind, you may bear transaction costs and may bear market risks until such assets are converted into cash. In kind redemption proceeds could include illiquid securities. As described in the SAI, illiquid securities are those that a Fund cannot reasonably expect to receive approximately the amount the Fund values those securities within seven days.
Investment dealers handling redemption transactions may charge you for the service. Requests for redemptions will be honored but payment will be withheld until checks (including certified checks) received for the shares purchased have cleared, which can take as long as fifteen calendar days from date of purchase. If you have questions about the proper form for redemption, call 1‑800‑446‑6662.

59

DISTRIBUTIONS AND TAX STATUS

DISTRIBUTIONS
Each Fund intends to declare and pay distributions from the Fund’s net investment income, if any, annually. The amount depends on earnings, the financial condition of the Fund and other factors. Each Fund will also distribute any net realized capital gains to shareholders annually. A Fund may make additional distributions of any net investment income or net realized capital gains near or following the end of the calendar year. All distributions will be automatically reinvested in additional shares unless you elect to receive payment in cash. The NAV of shares will be reduced by the amount of your distributions.
If you purchase Fund shares shortly before the record date for a distribution, you will pay the full price for the shares and receive some portion of the price back as a taxable distribution. Similarly, if you purchase shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation, which may result in future taxable distributions.
Undeliverable Distribution Checks
If you choose to receive distributions in cash and distribution checks are returned and marked as “undeliverable” or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be cancelled and the money reinvested in the Fund. No interest is paid during the time the check is outstanding.
Cost Basis Reporting
Mutual funds are required to report to the IRS the “cost basis” of shares acquired by a shareholder on or after January 1, 2012 (“covered shares”) and subsequently redeemed, as well as the gross proceeds from the sale of fund shares regardless of when acquired. These requirements do not apply to investments through a tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement plan. The cost basis of a share is generally its purchase price adjusted for returns of capital and other corporate actions. Cost basis is used to determine whether a sale of the shares results in a gain or loss. If you redeem covered shares during any year, then the Fund will report the cost basis of such covered shares to the IRS and you on Form 1099‑B.
The Funds will permit you to elect from among several IRS‑accepted cost basis methods to calculate the cost basis of your covered shares. If you do not affirmatively elect a cost basis method, then the Fund’s default cost basis calculation method will be applied to your account(s). The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares.
If you hold Fund shares through a broker (or another nominee), please contact that broker (nominee) with respect to the reporting of cost basis and available elections for your account.
You are encouraged to consult your tax advisor regarding the application of the cost basis reporting rules and, in particular, which cost basis calculation method you should elect.
FEDERAL INCOME TAXES
This discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus. It does not apply to tax‑exempt or

60

foreign shareholders (as defined in the SAI) or those holding Fund shares through a tax‑advantaged account, such as a 401(k) Plan or IRA. This discussion summarizes only some of the important federal income tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation, including the federal, state, local and foreign tax consequences to you of an investment in a Fund. Additional federal income tax considerations are discussed in the SAI.
Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Code. This discussion assumes that each Fund will so qualify and will satisfy the distribution requirements under Subchapter M. There can be no guarantee that these assumptions will be correct. By qualifying as a regulated investment company, a Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Each Fund intends to distribute to the Fund’s shareholders substantially all of the Fund’s net investment income and net realized capital gains, if any.
Distributions
Distributions to you of a Fund’s ordinary income and net short-term capital gain, if any, generally are taxable as ordinary income. Distributions to you of a Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain regardless of how long you have held your shares.
Currently, an individual’s net long-term capital gain is subject to a maximum federal income tax rate of 20% (in addition to the 3.8% Medicare tax described below). Also, if you are an individual or other noncorporate Fund shareholder, distributions attributable to dividends received by certain Funds from their investments in U.S. and certain foreign corporations will result in qualified dividend income, which is subject to a maximum tax rate of 20% (in addition to the 3.8% Medicare tax described below), as long as certain holding period requirements are met by you for your Fund shares and by the Funds for their investments in the stock producing such dividends and certain other requirements are satisfied.
In general, distributions from a Fund are taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. You will be notified in January of each year about the federal tax status of distributions made by the Funds for the prior year.
If a Fund invests in stock of a real-estate investment trust (a “REIT”), it may be eligible to pay “section 199A dividends” to its shareholders with respect to certain dividends received by it from its investment in REITs. For taxable years beginning before 2026, section 199A dividends are taxable to individual and other noncorporate shareholders at a reduced effective federal income tax rate, provided that certain holding period requirements and other conditions are satisfied.
Redeeming and Exchanging Shares
Your redemptions (including redemptions in‑kind) and exchanges of shares of different Funds will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. All or a portion of capital losses realized on

61

the redemption or exchange of Fund shares may be disallowed if you invest (or agree to invest) in substantially identical securities within 30 days before or after the redemption or exchange.
Foreign Securities
The Funds’ investments in foreign securities may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions. A Fund may hold securities in entities that are passive foreign investment companies for U.S. federal income tax purposes. A Fund may make certain tax elections with respect to an investment in a passive foreign investment company, which may result in an acceleration of the recognition of income and/or the recognition of ordinary income. For more information, see the SAI under “FEDERAL INCOME TAXES — Taxation of Fund Investments.” The Funds may incur foreign taxes in connection with some of their foreign investments. In general, shareholders cannot deduct or claim a credit for these taxes.
Surtax on Net Investment Income
An additional 3.8% Medicare tax will be imposed on certain net investment income (including dividend income and capital gain received from a Fund as well as net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a certain threshold.
Backup Withholding
A Fund may be required to “back‑up” withhold a portion of your distributions and redemption proceeds if you have not provided the Fund your taxpayer identification number in compliance with IRS rules and certified that you are not subject to back‑up withholding. The backup withholding tax rate is currently 24%. To avoid back‑up withholding, make sure you provide your correct tax identification number (Social Security number for most investors) and appropriate certification on your account application. If you do not provide us with a correct taxpayer identification number, you may be subject to IRS penalties. The IRS may also instruct a Fund that you are subject to back‑up withholding.
Investors should consult with their tax advisers regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

62

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). Prior to November 1, 2013, the Funds offered a single class of shares which is now known as Legacy Class shares. The information provided has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual reports and is available upon request and incorporated by reference in the SAI. Financial highlights for Institutional Class shares of the Meridian Hedged Equity Fund and the Meridian Contrarian Fund are not shown because such class had not commenced operations as of the date of this Prospectus.
MERIDIAN GROWTH FUND FINANCIAL HIGHLIGHTS

	FOR THE FISCAL YEAR ENDED JUNE 30,

Legacy Class	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$55.49	$35.86	$39.69	$45.05	$40.15

Income (loss) from investment operations:

Net investment loss[1]	(0.21)	(0.24)	(0.05)	(0.03)	(0.10)

Net realized and unrealized gain (loss)	(13.93)	20.29	(0.23)	0.12	7.94

Net increase (decrease) from investment operations	(14.14)	20.05	(0.28)	0.09	7.84

Less distributions to shareholders:

Distributions from net investment income	0.00	0.00	0.00	(0.02)	0.00

Distributions from net realized capital gains	(7.40)	(0.42)	(3.55)	(5.43)	(2.94)

Total distributions to shareholders	(7.40)	(0.42)	(3.55)	(5.45)	(2.94)

Redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$33.95	$55.49	$35.86	$39.69	$45.05

Total return	(29.20)%	56.11%	(1.40)%[3]	2.98%[3]	20.14%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.43)%[4]	(0.51)%[4]	(0.12)%	(0.06)%	(0.23)%
Ratio of expenses to average net assets	0.85%[4]	0.84%[4]	0.85%	0.85%	0.86%
Supplemental Data
Net Assets, End of Year (000’s)	$962,311	$1,503,022	$1,095,062	$1,307,172	$1,400,431
Portfolio Turnover Rate	42%	30%	47%	35%	47%

63

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.
[4]
These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments as contained in the Annual Report to shareholders for the fiscal year ended June 30, 2022.

64

MERIDIAN GROWTH FUND FINANCIAL HIGHLIGHTS

	FOR THE FISCAL YEAR ENDED JUNE 30,

Institutional Class	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$55.48	$35.85	$39.67	$45.03	$40.13

Income (loss) from investment operations:

Net investment loss[1]	(0.19)	(0.23)	(0.03)	(0.02)	(0.11)

Net realized and unrealized gain (loss)	(13.93)	20.28	(0.24)	0.12	7.95

Net increase (decrease) from investment operations	(14.12)	20.05	(0.27)	0.10	7.84

Less distributions to shareholders:

Distributions from net investment income	0.00	0.00	0.00	(0.03)	0.00

Distributions from net realized capital gains	(7.40)	(0.42)	(3.55)	(5.43)	(2.94)

Total distributions to shareholders	(7.40)	(0.42)	(3.55)	(5.46)	(2.94)

Redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$33.96	$55.48	$35.85	$39.67	$45.03

Total return	(29.17)%	56.13%	(1.38)%	3.00%	20.18%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.40)%[3]	(0.49)%[3]	(0.09)%	(0.05)%	(0.25)%
Ratio of expenses to average net assets	0.82%[3]	0.82%[3]	0.82%	0.83%	0.85%
Supplemental Data
Net Assets, End of Year (000’s)	$422,429	$660,985	$455,636	$367,627	$311,019
Portfolio Turnover Rate	42%	30%	47%	35%	47%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]
These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments as contained in the Annual Report to shareholders for the fiscal year ended June 30, 2022.

65

MERIDIAN CONTRARIAN FUND FINANCIAL HIGHLIGHTS

	FOR THE FISCAL YEAR ENDED JUNE 30,

Legacy Class	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$50.21	$31.63	$35.91	$45.23	$39.79

Income (loss) from investment operations:

Net investment income (loss)[1]	(0.01)	(0.04)	0.16	0.20	0.46

Net realized and unrealized gain (loss)	(7.44)	20.68	(1.64)	(1.63)	9.39

Net increase (decrease) from investment operations	(7.45)	20.64	(1.48)	(1.43)	9.85

Less distributions to shareholders:

Distributions from net investment income	0.00	(0.94)	(0.31)	(0.49)	0.00

Distributions from net realized capital gains	(6.49)	(1.12)	(2.49)	(7.40)	(4.41)

Total distributions to shareholders	(6.49)	(2.06)	(2.80)	(7.89)	(4.41)

Redemption fees	0.00	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$36.27	$50.21	$31.63	$35.91	$45.23

Total return	(17.18)%	66.77%	(4.90)%	(0.05)%	25.73%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	(0.03)%	(0.11)%	0.47%	0.51%	1.07%
Ratio of expenses to average net assets	1.12%	1.11%	1.13%	1.12%	1.12%
Supplemental Data
Net Assets, End of Year (000’s)	$560,554	$730,712	$483,573	$592,899	$672,035
Portfolio Turnover Rate	57%	72%	76%	57%	49%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.

66

MERIDIAN HEDGED EQUITY FUND FINANCIAL HIGHLIGHTS

	FOR THE FISCAL YEAR ENDED JUNE 30,

Legacy Class	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$17.80	$15.17	$18.42	$18.64	$13.59

Income (loss) from investment operations:

Net investment income (loss)[1]	(0.04)	(0.05)	(0.02)	(0.13)	0.06

Net realized and unrealized gain (loss)	(1.74)	4.82	2.65	1.55	5.18

Net increase (decrease) from investment operations	(1.78)	4.77	2.63	1.42	5.24

Less distributions to shareholders:

Distributions from net investment income	0.00	0.00	0.00	(0.09)	(0.19)

Distributions from net realized capital gains	(3.76)	(2.14)	(5.88)	(1.55)	0.00

Total distributions to shareholders	(3.76)	(2.14)	(5.88)	(1.64)	(0.19)

Redemption fees	0.00	0.00	0.00 [2]	0.00	0.00 [2]

Net asset value, end of year	$12.26	$17.80	$15.17	$18.42	$18.64

Total return	(13.52)%	33.17%	15.86%[3]	11.20%[3]	38.78%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	(0.29)%	(0.31)%	(0.12)%	(0.79)%	0.36%
Ratio of expenses to average net assets:
Total expenses	1.20%	1.25%	1.28%	1.58%	1.44%
Before fees waived and excluding recoupment of past waived fees	1.20%	1.24%	1.28%	1.58%	1.40%
After fees waived and excluding recoupment of past waived fees[4]	1.20%	1.24%	1.26%	1.58%	1.40%
After fees waived and excluding recoupment of past waived fees and interest and dividend expenses	1.20%	1.24%	1.25%	1.19%	1.17%
Supplemental Data
Net Assets, End of Year (000’s)	$46,636	$60,565	$48,332	$60,306	$56,631
Portfolio Turnover Rate	74%	96%	140%	47%	49%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.
[4]	See Note 6 to Financial Statements as contained in the Annual Report to shareholders for the fiscal year ended June 30, 2022.

67

MERIDIAN SMALL CAP GROWTH FUND FINANCIAL HIGHLIGHTS

	FOR THE FISCAL YEAR ENDED JUNE 30,

Legacy Class	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$23.30	$14.71	$15.74	$18.03	$15.07

Income (loss) from investment operations:

Net investment loss[1]	(0.16)	(0.15)	(0.06)	(0.07)	(0.09)

Net realized and unrealized gain (loss)	(5.96)	9.13	(0.04)	(0.44)	3.72

Net increase (decrease) from investment operations	(6.12)	8.98	(0.10)	(0.51)	3.63

Less distributions to shareholders:

Distributions from net realized capital gains	(5.36)	(0.39)	(0.93)	(1.78)	(0.67)

Total distributions to shareholders	(5.36)	(0.39)	(0.93)	(1.78)	(0.67)

Redemption fees	0.00	0.00	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$11.82	$23.30	$14.71	$15.74	$18.03

Total return	(32.39)%	61.51%	(1.17)%	(1.49)%	24.66%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.88)%[3]	(0.75)%[3]	(0.42)%	(0.41)%	(0.55)%
Ratio of expenses to average net assets:
Total expenses	1.15%[3]	1.12%[3]	1.13%	1.12%	1.15%
Excluding recoupment of past waived fees	1.15%[3]	1.12%[3]	1.13%	1.12%	1.13%
Supplemental Data
Net Assets, End of Year (000’s)	$30,519	$41,481	$27,080	$41,637	$54,856
Portfolio Turnover Rate	45%	32%	40%	43%	44%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]
These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments as contained in the Annual Report to shareholders for the fiscal year ended June 30, 2022.

68

MERIDIAN SMALL CAP GROWTH FUND FINANCIAL HIGHLIGHTS

	FOR THE FISCAL YEAR ENDED JUNE 30,

Institutional Class	2022	2021	2020	2019	2018
Per Share Operating Performance
Net asset value, beginning of year	$23.44	$14.79	$15.81	$18.09	$15.11

Income (loss) from investment operations:

Net investment loss[1]	(0.15)	(0.14)	(0.06)	(0.07)	(0.08)

Net realized and unrealized gain (loss)	(6.01)	9.18	(0.04)	(0.43)	3.73

Net increase (decrease) from investment operations	(6.16)	9.04	(0.10)	(0.50)	3.65

Less distributions to shareholders:

Distributions from net realized capital gains	(5.36)	(0.39)	(0.93)	(1.78)	(0.67)

Total distributions to shareholders	(5.36)	(0.39)	(0.93)	(1.78)	(0.67)

Redemption fees	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$11.92	$23.44	$14.79	$15.81	$18.09

Total return	(32.36)%	61.59%	(1.09)%	(1.42)%	24.73%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.82)%[3]	(0.72)%[3]	(0.40)%	(0.41)%	(0.50)%
Ratio of expenses to average net assets:

Total expenses	1.09%[3]	1.10%[3]	1.10%	1.10%	1.10%

Before fees waived and excluding recoupment of past waived fees	1.09%[3]	1.09%[3]	1.10%	1.10%	1.11%

After fees waived and excluding recoupment of past waived fees[4]	1.09%[3]	1.09%[3]	1.10%	1.09%	1.10%
Supplemental Data
Net Assets, End of Year (000’s)	$316,076	$611,787	$587,095	$728,123	$728,538
Portfolio Turnover Rate	45%	32%	40%	43%	44%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[4]	See Note 6 to Financial Statements as contained in the Annual Report to shareholders for the fiscal year ended June 30, 2022.

69

For more information about MERIDIAN FUND, INC.® the following documents are available free upon request. You can download shareholder reports and the Funds’ Statement of Additional Information at no cost from our website at www.arrowmarkpartners.com/meridian.
Annual/Semi-annual Reports:
The Funds’ Annual and Semi-annual Reports to Shareholders contain detailed information about the Funds’ portfolios.
In the Funds’ Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.
Statement of Additional Information (SAI):
The SAI provides additional information about the Funds, including operations and investment strategies. It is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.
You may obtain free copies of the reports and the SAI, request other information or make shareholder inquiries, by visiting the Meridian Fund, Inc. website at www.arrowmarkpartners.com/meridian. To request additional information or to speak with a representative of the Funds, contact us at:
MERIDIAN FUND, INC.®
P.O. Box 9792
Providence, RI 02940-9694
800‑446‑6662
You can also review the Funds’ reports and SAI on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov.
Copies of this information may be obtained by submitting a request at the following E‑mail address and paying a duplication fee: publicinfo@sec.gov.
Investment Company Act File No. 811‑04014
Link to SAI